UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

Alexander Kymn

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: March 31

Registrant is making a filing for 9 of its series:

Wells Fargo Intrinsic Small Cap Value Fund, Wells Fargo Small Cap Core Fund, Wells Fargo Disciplined Small Cap Fund, Wells Fargo Small Cap Value Fund, Wells Fargo Special Small Cap Value Fund, Wells Fargo Traditional Small Cap Growth Fund, Wells Fargo Precious Metals Fund, Wells Fargo Specialized Technology Fund, and Wells Fargo Utility and Telecommunications Fund.

Date of reporting period: September 30, 2018

ITEM 1. REPORT TO STOCKHOLDERS

Semi-Annual Report

September 30, 2018

Wells Fargo Intrinsic Small Cap Value Fund

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of September 30, 2018, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Intrinsic Small Cap Value Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

The second and third quarters of 2018 were characterized by growing economic and investment activity in the U.S.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Intrinsic Small Cap Value Fund for the six-month period that ended September 30, 2018. The second and third quarters of 2018 were characterized by growing economic and investment activity in the U.S. In contrast, economies overseas were restrained as geopolitical tensions and rising interest rates diverted investor interest in those markets.

For the period, U.S. stocks, as measured by the S&P 500 Index,1 gained 11.41% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 lost 1.93%. Based on the MSCI EM Index (Net),3 emerging market stocks lost 8.97%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 lost 0.14% while the Bloomberg Barclays Global Aggregate ex-USD Index5 fell 6.42%. The Bloomberg Barclays Municipal Bond Index6 added 0.72%, and the ICE BofAML U.S. High Yield Index7 was up 3.46%.

Global trade tensions escalated during the second quarter.

During the second quarter of 2018, the U.S. government imposed tariffs, and foreign governments in North America, Europe, and Asia retaliated. The actions marked the initialization of trade tensions that would escalate during the next six months. The increasing tensions chilled investment activity as observers awaited signals of next steps.

Meanwhile, inflation continued an upward trend. The CPI-U8 added 0.1% in June after an increase of 0.2% in both April and May. On a year-over-year basis, the all-items index rose 2.9% for the 12 months that ended June 30, 2018. The index for all items less food and energy rose 2.3% for the same 12-month period.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure large- and mid-cap equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 24 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2018. ICE Data Indices, LLC. All rights reserved.

[8]

The Consumer Price Index for All Urban Consumers (CPI-U) measures the changes in the price of a basket of goods and services purchased by urban consumers. The urban consumer population is deemed by many as a better representative measure of the general public because close to 90% of the country’s population lives in highly populated areas. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Intrinsic Small Cap Value Fund	3

U.S. stocks gained while international stocks and bonds declined during the summer of 2018.

The U.S. economy strengthened during the summer months. Revised second-quarter gross domestic product data released in August showed the U.S. economy growing at a 4.2% rate. After ticking up slightly in June, the unemployment rate in the U.S. was 3.9% in July and August, according to the U.S. Department of Labor. Wages showed more consistent growth, and consumer confidence remained strong.

Several U.S. equity market indices reached records during August, with the S&P 500 Index gaining 7.76% for the three-month period that ended August 31, 2018. International stock values continued to suffer under the effects of a strong U.S. dollar and continuing trade tensions. The MSCI ACWI ex USA Index (Net) and the MSCI EM Index (Net) were down 4.70% and 1.64%, during the same three-month period.

The U.S. Federal Reserve (Fed) increased the federal funds rate in June, and expectations grew that two more rate increases were in the offing in 2018. Long-term interest rates in the U.S. remained at higher levels relative to the prior 10 years. Rates on 10-year and 30-year Treasury bonds—2.74% and 2.97%, respectively, on March 31, 2018—were 3.05% and 3.19%, respectively, on September 30, off their peak levels on May 17, 2018, of 3.11% and 3.25%, respectively. Some investors became more aware of and concerned about the potential for an inverted yield curve—sometimes a recession signal—as short-term rates increased more quickly than long-term rates. The Fed decided to forgo an interest rate increase at its August meeting.

Internationally, members of Prime Minister Theresa May’s U.K./Brexit negotiating team resigned amid unproductive negotiations. In early August, the Bank of England’s Monetary Policy Committee increased its key interest rate to 0.75%. Central banks in Europe and Japan maintained low interest rates and accommodative monetary policies. Amid rising trade uncertainty, the People’s Bank of China cut reserve requirement ratios and accelerated infrastructure spending and tax cuts for business enterprises and individuals. Nevertheless, a strengthening U.S. dollar and the trade tensions remained headwinds for investors overseas.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

The U.S. economy strengthened during the summer months.

4	Wells Fargo Intrinsic Small Cap Value Fund	Letter to shareholders (unaudited)

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Notice to shareholders

At a meeting held on August 14-15, 2018, the Board of Trustees of the Fund approved the following policy which will be effective on or about February 5, 2019:

Class C shares will convert automatically into Class A shares ten years after the initial date of purchase or, if you acquired your Class C shares through an exchange or conversion from another share class, ten years after the date you acquired your Class C shares. When Class C shares that you acquired through a purchase or exchange convert, any other Class C shares that you purchased with reinvested dividends and distributions also will convert into Class A shares on a pro rata basis. A shorter holding period may also apply depending on your intermediary. Please see “Appendix A—Sales Charge Reductions and Waivers for Certain Intermediaries” in the Fund’s prospectus or at the end of this report.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222.

This page is intentionally left blank.

6	Wells Fargo Intrinsic Small Cap Value Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Ann Miletti

Christopher G. Miller, CFA®

Average annual total returns (%) as of September 30, 2018

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Class A (WFSMX)	3-31-2008	2.97	7.84	8.42	9.24	9.12	9.06	1.55	1.36
Class C (WSCDX)	3-31-2008	7.43	8.30	8.26	8.43	8.30	8.26	2.30	2.11
Administrator Class (WFSDX)	4-8-2005	–	–	–	9.43	9.31	9.29	1.47	1.21
Institutional Class (WFSSX)	4-8-2005	–	–	–	9.65	9.52	9.52	1.22	1.01
Russell 2000® Value Index[3]	–	–	–	–	9.33	9.91	9.52	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Intrinsic Small Cap Value Fund	7

Ten largest holdings (%) as of September 30, 2018[4]
WPX Energy Incorporated	2.58
Webster Financial Corporation	2.30
Sterling Bancorp	2.12
Bio-Rad Laboratories Incorporated Class A	2.10
AngioDynamics Incorporated	2.06
National General Holdings Corporation	2.03
Steris plc	2.02
Zions Bancorporation	1.95
Integer Holdings Corporation	1.90
Steelcase Incorporated Class A	1.82

Sector distribution as of September 30, 2018[5]

[1]

Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[2]

The manager has contractually committed through July 31, 2019 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 1.35% for Class A, 2.10% for Class C, 1.20% for Administrator Class, and 1.00% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]	The Russell 2000® Value Index measures the performance of those Russell 2000 companies with lower price/book ratios and lower forecasted growth values. You cannot invest directly in an index.

[4]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[5]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

8	Wells Fargo Intrinsic Small Cap Value Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from April 1, 2018 to September 30, 2018.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 4-1-2018	Ending account value 9-30-2018	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,048.32	$6.93	1.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.30	$6.83	1.35%
Class C
Actual	$1,000.00	$1,044.37	$10.76	2.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.54	$10.61	2.10%
Administrator Class
Actual	$1,000.00	$1,049.28	$6.16	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$6.07	1.20%
Institutional Class
Actual	$1,000.00	$1,050.23	$5.14	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.05	$5.06	1.00%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—September 30, 2018 (unaudited)	Wells Fargo Intrinsic Small Cap Value Fund	9

Security name	Shares	Value

Common Stocks: 97.28%

Communication Services: 1.35%

Entertainment: 0.96%
Lions Gate Entertainment Class B	32,875	$765,985

Media: 0.39%
MDC Partners Incorporated Class A †	74,210	307,972

Consumer Discretionary: 7.98%

Auto Components: 3.72%
Dana Incorporated	60,978	1,138,459
Gentherm Incorporated †	18,308	832,099
Tenneco Incorporated	23,256	980,008

		2,950,566

Diversified Consumer Services: 0.93%
Houghton Mifflin Harcourt Company †	105,225	736,575

Hotels, Restaurants & Leisure: 1.14%
Playa Hotels & Resorts NV †	46,611	448,864
Red Robin Gourmet Burgers Incorporated †	11,314	454,257

		903,121

Internet & Direct Marketing Retail: 1.00%
Groupon Incorporated †	209,071	788,198

Textiles, Apparel & Luxury Goods: 1.19%
Carter’s Incorporated	9,592	945,771

Consumer Staples: 0.68%

Food Products: 0.68%
TreeHouse Foods Incorporated †	11,223	537,021

Energy: 7.62%

Oil, Gas & Consumable Fuels: 7.62%
Cimarex Energy Company	13,331	1,238,983
Concho Resources Incorporated †	3,783	577,853
GasLog Limited	38,909	768,453
Matador Resources Company †	42,622	1,408,657
WPX Energy Incorporated †	101,680	2,045,802

		6,039,748

Financials: 25.24%

Banks: 17.07%
Ameris Bancorp	25,936	1,185,275
First Midwest Bancorp Incorporated	26,068	693,148
LegacyTexas Financial Group	31,925	1,360,005
PacWest Bancorp	23,873	1,137,548
Pinnacle Financial Partners Incorporated	19,966	1,200,955

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Intrinsic Small Cap Value Fund	Portfolio of investments—September 30, 2018 (unaudited)

Security name	Shares	Value

Banks (continued)
Renasant Corporation	24,418	$1,006,266
Sterling Bancorp	76,355	1,679,810
United Community Bank	40,533	1,130,465
Webster Financial Corporation	30,944	1,824,458
Wintrust Financial Corporation	9,069	770,321
Zions Bancorporation	30,741	1,541,661

		13,529,912

Capital Markets: 1.58%
Stifel Financial Corporation	24,413	1,251,410

Insurance: 4.82%
CNO Financial Group Incorporated	65,032	1,379,979
First American Financial Corporation	16,167	834,056
National General Holdings Corporation	59,944	1,608,897

		3,822,932

Thrifts & Mortgage Finance: 1.77%
Essent Group Limited †	31,596	1,398,123

Health Care: 11.08%

Health Care Equipment & Supplies: 7.39%
AngioDynamics Incorporated †	75,173	1,634,261
Haemonetics Corporation †	9,751	1,117,270
Integer Holdings Corporation †	18,129	1,503,801
Steris plc	13,973	1,598,511

		5,853,843

Life Sciences Tools & Services: 3.69%
Bio-Rad Laboratories Incorporated Class A †	5,313	1,662,916
Bruker Corporation	37,850	1,266,083

		2,928,999

Industrials: 21.02%

Aerospace & Defense: 1.19%
Aerojet Rocketdyne Holdings †	27,794	944,718

Airlines: 1.41%
Spirit Airlines Incorporated †«	23,857	1,120,563

Building Products: 1.35%
Masonite International Corporation †	16,765	1,074,637

Commercial Services & Supplies: 4.96%
Interface Incorporated	54,864	1,281,074
KAR Auction Services Incorporated	20,184	1,204,783
Steelcase Incorporated Class A	77,991	1,442,834

		3,928,691

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—September 30, 2018 (unaudited)	Wells Fargo Intrinsic Small Cap Value Fund	11

Security name	Shares	Value

Machinery: 5.80%
Altra Holdings Incorporated «	28,012	$1,156,896
ITT Incorporated	17,137	1,049,813
Rexnord Corporation †	40,907	1,259,936
SPX Corporation †	33,919	1,129,842

		4,596,487

Road & Rail: 2.43%
Avis Budget Group Incorporated †	16,998	546,316
Genesee & Wyoming Incorporated Class A †	15,146	1,378,135

		1,924,451

Trading Companies & Distributors: 3.88%
Air Lease Corporation	22,757	1,044,091
GATX Corporation «	9,159	793,078
MRC Global Incorporated †	65,953	1,237,938

		3,075,107

Information Technology: 10.03%

Communications Equipment: 1.23%
Infinera Corporation †	133,368	973,586

Electronic Equipment, Instruments & Components: 6.03%
Anixter International Incorporated †	17,263	1,213,589
Avnet Incorporated	29,597	1,325,058
Synnex Corporation	9,789	829,128
Zebra Technologies Corporation Class A †	7,981	1,411,280

		4,779,055

IT Services: 2.48%
Conduent Incorporated †	59,623	1,342,710
WEX Incorporated †	3,086	619,545

		1,962,255

Software: 0.29%
Apptio Incorporated Class A †	6,276	231,961

Materials: 2.72%

Metals & Mining: 2.72%
Reliance Steel & Aluminum Company	14,004	1,194,401
Royal Gold Incorporated	12,460	960,168

		2,154,569

Real Estate: 9.56%

Equity REITs: 9.56%
Cousins Properties Incorporated	102,756	913,501
Four Corners Property Trust Incorporated	47,010	1,207,687
Hudson Pacific Properties Incorporated	39,313	1,286,321
Outfront Media Incorporated	36,170	721,592

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Intrinsic Small Cap Value Fund	Portfolio of investments—September 30, 2018 (unaudited)

Security name		Shares	Value

Equity REITs (continued)
Physicians Realty Trust		76,640	$1,292,150
Retail Opportunity Investment Corporation		67,205	1,254,717
Taubman Centers Incorporated		15,039	899,783

			7,575,751

Total Common Stocks (Cost $61,469,212)			77,102,007

	Yield
Short-Term Investments: 5.29%

Investment Companies: 5.29%
Securities Lending Cash Investment LLC (l)(r)(u)	2.17%	2,091,609	2,091,818
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.99	2,103,322	2,103,322

Total Short-Term Investments (Cost $4,195,071)			4,195,140

Total investments in securities (Cost $65,664,283)	102.57%	81,297,147
Other assets and liabilities, net	(2.57)	(2,036,954)

Total net assets	100.00%	$79,260,193

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT	Real estate investment trust

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	4,579,892	13,774,183	16,262,466	2,091,609	$(32)	$0	$9,659	$2,091,818
Wells Fargo Government Money Market Fund Select Class	893,311	9,723,081	8,513,070	2,103,322	0	0	16,843	2,103,322

					$(32)	$0	$26,502	$4,195,140	5.29%

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—September 30, 2018 (unaudited)	Wells Fargo Intrinsic Small Cap Value Fund	13

Assets
Investments in unaffiliated securities (including $1,944,156 of securities loaned), at value (cost $61,469,212)	$77,102,007
Investments in affiliated securities, at value (cost $4,195,071)	4,195,140
Receivable for investments sold	1,346,229
Receivable for Fund shares sold	4,266
Receivable for dividends	64,739
Receivable for securities lending income	3,545
Prepaid expenses and other assets	41,347

Total assets	82,757,273

Liabilities
Payable upon receipt of securities loaned	2,091,325
Payable for investments purchased	1,219,003
Payable for Fund shares redeemed	90,295
Management fee payable	43,919
Administration fees payable	11,967
Trustees’ fees and expenses payable	928
Distribution fee payable	481
Accrued expenses and other liabilities	39,162

Total liabilities	3,497,080

Total net assets	$79,260,193

NET ASSETS CONSIST OF
Paid-in capital	$61,336,984
Total distributable earnings	17,923,209

Total net assets	$79,260,193

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$50,220,068
Shares outstanding – Class A1	1,522,592
Net asset value per share – Class A	$32.98
Maximum offering price per share – Class A2	$34.99
Net assets – Class C	$706,676
Shares outstanding – Class C1	23,091
Net asset value per share – Class C	$30.60
Net assets – Administrator Class	$1,265,406
Shares outstanding – Administrator Class[1]	37,620
Net asset value per share – Administrator Class	$33.64
Net assets – Institutional Class	$27,068,043
Shares outstanding – Institutional Class[1]	794,172
Net asset value per share – Institutional Class	$34.08

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Intrinsic Small Cap Value Fund	Statement of operations—six months ended September 30, 2018 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $872)	$520,746
Income from affiliated securities	26,502

Total investment income	547,248

Expenses
Management fee	344,804
Administration fees
Class A	53,917
Class C	872
Administrator Class	813
Institutional Class	18,005
Shareholder servicing fees
Class A	64,187
Class C	1,038
Administrator Class	1,563
Distribution fee
Class C	3,115
Custody and accounting fees	2,326
Professional fees	19,417
Registration fees	30,105
Shareholder report expenses	17,855
Trustees’ fees and expenses	11,535
Other fees and expenses	5,901

Total expenses	575,453
Less: Fee waivers and/or expense reimbursements	(74,120)

Net expenses	501,333

Net investment income	45,915

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	2,754,542
Affiliated securities	(32)

Net realized gains on investments	2,754,510
Net change in unrealized gains (losses) on investments	1,144,054

Net realized and unrealized gains (losses) on investments	3,898,564

Net increase in net assets resulting from operations	$3,944,479

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Intrinsic Small Cap Value Fund	15

	Six months ended September 30, 2018 (unaudited)		Year ended March 31, 2018

Operations
Net investment income (loss)		$45,915		$(122,689)
Net realized gains on investments		2,754,510		8,079,158
Net change in unrealized gains (losses) on investments		1,144,054		(1,592,607)

Net increase in net assets resulting from operations		3,944,479		6,363,862

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	12,471	411,348	56,287	1,697,291
Class C	965	29,611	3,291	88,944
Administrator Class	2,290	77,297	9,745	302,977
Institutional Class	26,346	894,764	134,112	4,360,186

		1,413,020		6,449,398

Payment for shares redeemed
Class A	(110,690)	(3,641,219)	(261,867)	(7,767,468)
Class C	(6,535)	(199,866)	(11,065)	(298,907)
Administrator Class	(6,673)	(215,749)	(115,713)	(3,702,140)
Institutional Class	(95,910)	(3,251,409)	(1,288,079)	(37,985,828)

		(7,308,243)		(49,754,343)

Net decrease in net assets resulting from capital share transactions		(5,895,223)		(43,304,945)

Total decrease in net assets		(1,950,744)		(36,941,083)

Net assets
Beginning of period		81,210,937		118,152,020

End of period		$79,260,193		$81,210,937

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Intrinsic Small Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2018 (unaudited)	Year ended March 31					Year ended October 31, 2013
CLASS A		2018	2017	2016	2015	2014[1]
Net asset value, beginning of period	$31.46	$28.92	$23.49	$25.50	$23.53	$22.16	$15.96
Net investment income (loss)	0.00 [2]	(0.08)[3]	(0.15)[3]	0.22 [3]	0.04	0.02	0.03
Net realized and unrealized gains (losses) on investments	1.52	2.62	5.71	(2.09)	1.93	1.35	6.17

Total from investment operations	1.52	2.54	5.56	(1.87)	1.97	1.37	6.20
Distributions to shareholders from
Net investment income	0.00	0.00	(0.13)	(0.14)	0.00	0.00	0.00
Net asset value, end of period	$32.98	$31.46	$28.92	$23.49	$25.50	$23.53	$22.16
Total return[4]	4.83%	8.78%	23.68%	(7.36)%	8.37%	6.33%	38.66%
Ratios to average net assets (annualized)
Gross expenses	1.52%	1.54%	1.48%	1.47%	1.46%	1.57%	1.56%
Net expenses	1.35%	1.35%	1.35%	1.35%	1.40%	1.44%	1.45%
Net investment income (loss)	0.00%	(0.26)%	(0.57)%	0.95%	0.15%	0.19%	0.11%
Supplemental data
Portfolio turnover rate	15%	27%	142%	66%	60%	22%	75%
Net assets, end of period (000s omitted)	$50,220	$50,993	$52,817	$49,898	$817	$908	$967

[1]	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

[2]	Amount is less than $0.005.

[3]	Calculated based upon average shares outstanding

[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Intrinsic Small Cap Value Fund	17

(For a share outstanding throughout each period)

	Six months ended September 30, 2018 (unaudited)	Year ended March 31					Year ended October 31, 2013
CLASS C		2018	2017	2016	2015	2014[1]
Net asset value, beginning of period	$29.30	$27.14	$22.11	$24.04	$22.35	$21.12	$15.32
Net investment loss	(0.12)[2]	(0.28)[2]	(0.39)[2]	(0.00)[2,3]	(0.14)[2]	(0.05)	(0.13)[2]
Net realized and unrealized gains (losses) on investments	1.42	2.44	5.42	(1.93)	1.83	1.28	5.93

Total from investment operations	1.30	2.16	5.03	(1.93)	1.69	1.23	5.80
Net asset value, end of period	$30.60	$29.30	$27.14	$22.11	$24.04	$22.35	$21.12
Total return[4]	4.44%	7.96%	22.75%	(8.03)%	7.56%	6.02%	37.60%
Ratios to average net assets (annualized)
Gross expenses	2.27%	2.29%	2.22%	2.22%	2.21%	2.33%	2.30%
Net expenses	2.10%	2.10%	2.10%	2.12%	2.15%	2.19%	2.20%
Net investment loss	(0.76)%	(1.02)%	(1.52)%	(0.00)%	(0.62)%	(0.54)%	(0.66)%
Supplemental data
Portfolio turnover rate	15%	27%	142%	66%	60%	22%	75%
Net assets, end of period (000s omitted)	$707	$840	$989	$285	$304	$429	$418

[1]	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

[2]	Calculated based upon average shares outstanding

[3]	Amount is more than $(0.005).

[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Intrinsic Small Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2018 (unaudited)	Year ended March 31					Year ended October 31, 2013
ADMINISTRATOR CLASS		2018	2017	2016	2015	2014[1]
Net asset value, beginning of period	$32.06	$29.43	$23.89	$25.95	$23.90	$22.49	$16.16
Net investment income (loss)	0.03 [2]	(0.03)[2]	(0.10)[2]	0.22 [2]	0.07 [2]	0.04 [2]	0.09
Net realized and unrealized gains (losses) on investments	1.55	2.66	5.80	(2.08)	1.98	1.37	6.24

Total from investment operations	1.58	2.63	5.70	(1.86)	2.05	1.41	6.33
Distributions to shareholders from
Net investment income	0.00	0.00	(0.16)	(0.20)	0.00	(0.00)[3]	0.00
Net asset value, end of period	$33.64	$32.06	$29.43	$23.89	$25.95	$23.90	$22.49
Total return[4]	4.93%	8.94%	23.86%	(7.17)%	8.58%	6.43%	38.99%
Ratios to average net assets (annualized)
Gross expenses	1.44%	1.46%	1.40%	1.37%	1.30%	1.42%	1.40%
Net expenses	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%
Net investment income (loss)	0.16%	(0.10)%	(0.38)%	0.91%	0.27%	0.45%	0.52%
Supplemental data
Portfolio turnover rate	15%	27%	142%	66%	60%	22%	75%
Net assets, end of period (000s omitted)	$1,265	$1,347	$4,355	$4,893	$5,110	$10,498	$11,182

[1]	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005.

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Intrinsic Small Cap Value Fund	19

(For a share outstanding throughout each period)

	Six months ended September 30, 2018 (unaudited)	Year ended March 31					Year ended October 31, 2013
INSTITUTIONAL CLASS		2018	2017	2016	2015	2014[1]
Net asset value, beginning of period	$32.45	$29.73	$24.13	$26.22	$24.19	$22.78	$16.32
Net investment income (loss)	0.06 [2]	0.03 [2]	(0.07)[2]	0.33	0.14 [2]	0.06 [2]	0.12 [2]
Net realized and unrealized gains (losses) on investments	1.57	2.69	5.89	(2.17)	1.99	1.39	6.34

Total from investment operations	1.63	2.72	5.82	(1.84)	2.13	1.45	6.46
Distributions to shareholders from
Net investment income	0.00	0.00	(0.22)	(0.25)	(0.10)	(0.04)	0.00
Net asset value, end of period	$34.08	$32.45	$29.73	$24.13	$26.22	$24.19	$22.78
Total return[3]	5.02%	9.15%	24.14%	(7.02)%	8.83%	6.50%	39.40%
Ratios to average net assets (annualized)
Gross expenses	1.19%	1.21%	1.15%	1.12%	1.03%	1.15%	1.10%
Net expenses	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	0.35%	0.08%	(0.26)%	1.10%	0.57%	0.64%	0.58%
Supplemental data
Portfolio turnover rate	15%	27%	142%	66%	60%	22%	75%
Net assets, end of period (000s omitted)	$27,068	$28,032	$59,991	$71,072	$84,563	$79,312	$71,934

[1]	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Intrinsic Small Cap Value Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Intrinsic Small Cap Value Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are

Notes to financial statements (unaudited)	Wells Fargo Intrinsic Small Cap Value Fund	21

valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund, if any, is included in income from affiliated securities on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of September 30, 2018, the aggregate cost of all investments for federal income tax purposes was $65,797,430 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$18,243,287
Gross unrealized losses	(2,743,570)
Net unrealized gains	$15,499,717

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

22	Wells Fargo Intrinsic Small Cap Value Fund	Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Communication services	$1,073,957	$0	$0	$1,073,957
Consumer discretionary	6,324,231	0	0	6,324,231
Consumer staples	537,021	0	0	537,021
Energy	6,039,748	0	0	6,039,748
Financials	20,002,377	0	0	20,002,377
Health care	8,782,842	0	0	8,782,842
Industrials	16,664,654	0	0	16,664,654
Information technology	7,946,857	0	0	7,946,857
Materials	2,154,569	0	0	2,154,569
Real estate	7,575,751	0	0	7,575,751

Short-term investments
Investment companies	2,103,322	2,091,818	0	4,195,140
Total assets	$79,205,329	$2,091,818	$0	$81,297,147

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At September 30, 2018, the Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.85% and declining to 0.71% as the average daily net assets of the Fund increase. For the six months ended September 30, 2018, the management fee was equivalent to an annual rate of 0.85% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C	0.21%
Administrator Class, Institutional Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund level expenses on a proportionate basis and then from class specific expenses; otherwise, waivers and/or reimbursements are applied against class specific

Notes to financial statements (unaudited)	Wells Fargo Intrinsic Small Cap Value Fund	23

expenses before fund level expenses. Funds Management has committed through July 31, 2019 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.35% for Class A shares, 2.10% for Class C shares, and 1.20% for Administrator Class shares, and 1.00% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. Funds Distributor did not receive any front-end or contingent deferred sales charges from Class A or Class C shares for the six months ended September 30, 2018.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended September 30, 2018 were $12,099,516 and $18,942,574, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended September 30, 2018, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has early adopted the removal and modification disclosures, as permitted, and will adopt the additional new disclosures at the effective date.

24	Wells Fargo Intrinsic Small Cap Value Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Intrinsic Small Cap Value Fund	25

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 153 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2009	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

26	Wells Fargo Intrinsic Small Cap Value Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Fund complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	N/A
Pamela Wheelock (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently the Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Other information (unaudited)	Wells Fargo Intrinsic Small Cap Value Fund	27

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
Alexander Kymn[3] (Born 1973)	Secretary, since 2018; Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 76 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 77 funds and Assistant Treasurer of 76 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

[3]	Alexander Kymn became the Secretary and Chief Legal Officer effective April 17, 2018.

28	Wells Fargo Intrinsic Small Cap Value Fund	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Wells Fargo Intrinsic Small Cap Value Fund

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 22-23, 2018 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Intrinsic Small Cap Value Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2018, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2018. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Wells Fargo Asset Management (“WFAM”), of which Funds Management and the Sub-Adviser are a part, a summary of investments made in the business of WFAM, a summary of certain organizational and personnel changes involving Funds Management and the Sub-Adviser, and a description of Funds Management’s and the Sub-Adviser’s business continuity planning programs and of their approaches to data privacy and cybersecurity. The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Other information (unaudited)	Wells Fargo Intrinsic Small Cap Value Fund	29

Fund investment performance and expenses

The Board considered the investment performance results for the Fund over various time periods ended December 31, 2017. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than or in range of the average investment performance of the Universe for the three- and five-year periods under review, but lower than the average investment performance of the Universe for the one- and ten-year periods under review. The Board also noted that the investment performance of the Fund was higher than its benchmark index, the Russell 2000 Value Index, for the one- and five-year periods under review, but lower than its benchmark index for the three- and ten-year periods under review.

The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and benchmark for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to investment decisions and market factors that affected the Fund’s investment performance.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than, equal to, or in range of the median net operating expense ratios of the expense Groups for each share class.

The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than or in range of the sum of these average rates for the Fund’s expense Groups for all Classes.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

30	Wells Fargo Intrinsic Small Cap Value Fund	Other information (unaudited)

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo & Co. (“Wells Fargo”) as a whole, from providing services to the Fund and the fund family as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the WFAM and Wells Fargo profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and recent enhancements made to the methodology. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management, WFAM or Wells Fargo from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

The Board considered the extent to which Funds Management may experience economies of scale in the provision of management services, and the extent to which scale benefits, if any, would be shared with shareholders. In particular, the Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that in addition to management fee breakpoints, competitive management fee rates set at the outset without regard to breakpoints and fee waiver and expense reimbursement arrangements, as well as investments in the business intended to enhance services available to Fund shareholders, are means of sharing potential economies of scale with shareholders of the Fund.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

Appendix A (unaudited)	Wells Fargo Intrinsic Small Cap Value Fund	31

SALES CHARGE REDUCTIONS AND WAIVERS FOR CERTAIN INTERMEDIARIES

Ameriprise

Effective June 1, 2018, shareholders purchasing Fund shares through an Ameriprise Financial platform or account will be eligible only for the following Class A load waivers (front-end sales charge waivers), which may differ from those disclosed elsewhere in the Fund’s prospectus or Statement of Additional Information.

Front-end Sales Load Waivers on Class A Shares Available at Ameriprise Financial

•

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

•	Shares purchased through an Ameriprise Financial investment advisory program (if an Advisory or similar share class for such investment advisory program is not available)

•

Shares purchased by third party investment advisors on behalf of their advisory clients through Ameriprise Financial’s platform (if an Advisory or similar share class for such investment advisory program is not available)

•	Shares purchased through reinvestment of distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the same fund family)

•

Shares exchanged from Class C shares of the same fund in the month of or following the 10-year anniversary of the purchase date. To the extent that the Fund’s prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that the Fund’s prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load-waived shares, that waiver will also apply to such exchanges.

•	Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members

•

Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement). Subject to the Fund’s policy regarding frequent purchases and redemptions of Fund shares, you may not be able to repurchase shares for the first 30 days after your redemption.

Automatic Exchange of Class C Shares Available at Ameriprise Financial

•	Class C shares will automatically exchange to Class A shares in the month of the 10-year anniversary of the purchase date.

Merrill Lynch

Effective April 10, 2017, shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s prospectus or Statement of Additional Information.

Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch

•

Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

•	Shares purchased by or through a 529 Plan

•	Shares purchased through a Merrill Lynch affiliated investment advisory program

32	Wells Fargo Intrinsic Small Cap Value Fund	Appendix A (unaudited)
•	Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform

•	Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

•	Shares exchanged from Class C (i.e. level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date

•

Employees and registered representatives of Merrill Lynch or its affiliates and their family members, as defined by Merrill Lynch, which may differ from the definition of family member in the Fund’s prospectus.

•	Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in the Fund’s prospectus

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement). Subject to the Fund’s policy regarding frequent purchases and redemptions of Fund shares, you may not be able to repurchase shares for the first 30 days after your redemption.

CDSC Waivers on A, B and C Shares available at Merrill Lynch

•	Death or disability of the shareholder

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus

•	Return of excess contributions from an IRA Account

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½

•	Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch

•	Shares acquired through a right of reinstatement

•	Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms (applicable to A and C shares only)

Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent

•	Breakpoints as described in the Fund’s prospectus

•

Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

•	Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)

Morgan Stanley

Effective on or about July 1, 2018, shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following Class A load waivers (front-end sales charge waivers), which may differ from and be more limited than those disclosed in the Fund’s prospectus or Statement of Additional Information.

Front-end Sales Load Waivers on Class A Shares Available at Morgan Stanley

•

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

•	Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules

•	Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund

•	Shares purchased through a Morgan Stanley self-directed brokerage account

Appendix A (unaudited)	Wells Fargo Intrinsic Small Cap Value Fund	33
•

Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are exchanged to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class exchange program.

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge. This waiver is subject to the Fund’s policy regarding frequent purchases and redemption of Fund shares, as discussed under “Account Information—Frequent Purchases and Redemptions of Fund Shares” in the Fund’s prospectus.

Raymond James & Associates, Inc., Raymond James Financial Services & Raymond James affiliates (“Raymond James”)

Effective on or about March 1, 2019, shareholders purchasing Fund shares through a Raymond James platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.

Front-end Sales Load Waivers on Class A shares Available at Raymond James

•	Shares purchased in an investment advisory program.

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

•	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

•

A shareholder in the fund’s Class C shares will have their shares automatically exchanged at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the exchange is in line with the policies and procedures of Raymond James.

CDSC Waivers on Class A and C Shares Available at Raymond James

•	Death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.

•	Return of excess contributions from an IRA Account.

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½ as described in the Fund’s prospectus.

•	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

•	Shares acquired through a right of reinstatement.

Front-end Load Discounts Available at Raymond James: Breakpoints, and/or Rights of Accumulation

•	Breakpoints as described in the Fund’s Prospectus.

•

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker/dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2018 Wells Fargo Funds Management, LLC. All rights reserved.

317296 11-18 SA242/SAR242 09-18

Semi-Annual Report

September 30, 2018

Wells Fargo Small Cap Core Fund

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The views expressed and any forward-looking statements are as of September 30, 2018, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Small Cap Core Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

The second and third quarters of 2018 were characterized by growing economic and investment activity in the U.S.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Small Cap Core Fund for the six-month period that ended September 30, 2018. The second and third quarters of 2018 were characterized by growing economic and investment activity in the U.S. In contrast, economies overseas were restrained as geopolitical tensions and rising interest rates diverted investor interest in those markets.

For the period, U.S. stocks, as measured by the S&P 500 Index,1 gained 11.41% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 lost 1.93%. Based on the MSCI EM Index (Net),3 emerging market stocks lost 8.97%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 lost 0.14% while the Bloomberg Barclays Global Aggregate ex-USD Index5 fell 6.42%. The Bloomberg Barclays Municipal Bond Index6 added 0.72%, and the ICE BofAML U.S. High Yield Index7 was up 3.46%.

Global trade tensions escalated during the second quarter.

During the second quarter of 2018, the U.S. government imposed tariffs, and foreign governments in North America, Europe, and Asia retaliated. The actions marked the initialization of trade tensions that would escalate during the next six months. The increasing tensions chilled investment activity as observers awaited signals of next steps.

Meanwhile, inflation continued an upward trend. The CPI-U8 added 0.1% in June after an increase of 0.2% in both April and May. On a year-over-year basis, the all-items index rose 2.9% for the 12 months that ended June 30, 2018. The index for all items less food and energy rose 2.3% for the same 12-month period.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure large- and mid-cap equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 24 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2018. ICE Data Indices, LLC. All rights reserved.

[8]

The Consumer Price Index for All Urban Consumers (CPI-U) measures the changes in the price of a basket of goods and services purchased by urban consumers. The urban consumer population is deemed by many as a better representative measure of the general public because close to 90% of the country’s population lives in highly populated areas. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Small Cap Core Fund	3

U.S. stocks gained while international stocks and bonds declined during the summer of 2018.

The U.S. economy strengthened during the summer months. Revised second-quarter gross domestic product data released in August showed the U.S. economy growing at a 4.2% rate. After ticking up slightly in June, the unemployment rate in the U.S. was 3.9% in July and August, according to the U.S. Department of Labor. Wages showed more consistent growth, and consumer confidence remained strong.

Several U.S. equity market indices reached records during August, with the S&P 500 Index gaining 7.76% for the three-month period that ended August 31, 2018. International stock values continued to suffer under the effects of a strong U.S. dollar and continuing trade tensions. The MSCI ACWI ex USA Index (Net) and the MSCI EM Index (Net) were down 4.70% and 1.64%, during the same three-month period.

The U.S. Federal Reserve (Fed) increased the federal funds rate in June, and expectations grew that two more rate increases were in the offing in 2018. Long-term interest rates in the U.S. remained at higher levels relative to the prior 10 years. Rates on 10-year and 30-year Treasury bonds—2.74% and 2.97%, respectively, on March 31, 2018—were 3.05% and 3.19%, respectively, on September 30, off their peak levels on May 17, 2018, of 3.11% and 3.25%, respectively. Some investors became more aware of and concerned about the potential for an inverted yield curve—sometimes a recession signal—as short-term rates increased more quickly than long-term rates. The Fed decided to forgo an interest rate increase at its August meeting.

Internationally, members of Prime Minister Theresa May’s U.K./Brexit negotiating team resigned amid unproductive negotiations. In early August, the Bank of England’s Monetary Policy Committee increased its key interest rate to 0.75%. Central banks in Europe and Japan maintained low interest rates and accommodative monetary policies. Amid rising trade uncertainty, the People’s Bank of China cut reserve requirement ratios and accelerated infrastructure spending and tax cuts for business enterprises and individuals. Nevertheless, a strengthening U.S. dollar and the trade tensions remained headwinds for investors overseas.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

The U.S. economy strengthened during the summer months.

4	Wells Fargo Small Cap Core Fund	Letter to shareholders (unaudited)

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Notice to shareholders

At a meeting held on August 14-15, 2018, the Board of Trustees of the Fund approved the following policy which will be effective on or about February 5, 2019:

Class C shares will convert automatically into Class A shares ten years after the initial date of purchase or, if you acquired your Class C shares through an exchange or conversion from another share class, ten years after the date you acquired your Class C shares. When Class C shares that you acquired through a purchase or exchange convert, any other Class C shares that you purchased with reinvested dividends and distributions also will convert into Class A shares on a pro rata basis. A shorter holding period may also apply depending on your intermediary. Please see “Appendix A—Sales Charge Reductions and Waivers for Certain Intermediaries” in the Fund’s prospectus or at the end of this report.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222.

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6	Wells Fargo Small Cap Core Fund	Performance highlights (unaudited)

The Fund is currently closed to most new investors.1

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management, Incorporated

Portfolio managers

John R. Campbell, CFA®

Justin P. Carr, CFA®

Greg W. Golden, CFA®

Average annual total returns (%) as of September 30, 20182

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (WOSCX)	5-20-2016	(7.15)	6.31	7.19	(1.50)	7.58	7.82	1.64	1.35
Class C (WCSCX)	5-20-2016	(3.20)	6.78	7.02	(2.22)	6.78	7.02	2.39	2.10
Class R6 (WRSCX)	5-20-2016	–	–	–	(0.98)	8.02	8.23	1.21	0.90
Administrator Class (WNSCX)	5-20-2016	–	–	–	(1.36)	7.69	7.93	1.56	1.25
Institutional Class (WYSCX)	9-13-2005	–	–	–	(1.07)	7.98	8.21	1.31	1.00
Russell 2000® Index[5]	–	–	–	–	15.24	11.07	11.11	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Small Cap Core Fund	7

Ten largest holdings (%) as of September 30, 2018[6]
AppFolio Incorporated Class A	2.75
Universal Insurance Holdings Company	2.49
Evercore Partners Incorporated Class A	2.16
Helix Energy Solutions Group Incorporated	2.16
ManTech International Corporation Class A	2.15
Supernus Pharmaceuticals Incorporated	2.11
Novocure Limited	2.07
The Greenbrier Companies Incorporated	2.00
Encompass Health Corporation	2.00
Ruth’s Chris Steak House Incorporated	1.97

Sector distribution as of September 30, 2018[7]

[1]	Please see the Fund’s current Statement of Additional Information for further details.

[2]

Historical performance shown for the Class A, Class C, and Administrator Class shares prior to their inception reflects the performance of the Institutional Class shares, and are adjusted to reflect the higher expenses applicable to Class A, Class C, and Administrator shares, respectively. Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and has not been adjusted to reflect the expenses of the Class R6 shares. If these expenses had been included, returns for Class R6 shares would be higher. Historical performance shown for all classes of the Fund prior to May 20, 2016 is based on the performance of the Fund’s predecessor, Golden Small Cap Core Fund.

[3]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[4]

The manager has contractually committed through July 31, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[5]

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.

[6]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[7]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

8	Wells Fargo Small Cap Core Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from April 1, 2018 to September 30, 2018.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 4-1-2018	Ending account value 9-30-2018	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$948.10	$6.59	1.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.30	$6.83	1.35%
Class C
Actual	$1,000.00	$944.30	$10.24	2.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.54	$10.61	2.10%
Class R6
Actual	$1,000.00	$950.00	$4.40	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.56	$4.56	0.90%
Administrator Class
Actual	$1,000.00	$948.50	$6.11	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.80	$6.33	1.25%
Institutional Class
Actual	$1,000.00	$950.00	$4.89	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.05	$5.06	1.00%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—September 30, 2018 (unaudited)	Wells Fargo Small Cap Core Fund	9

Security name	Shares	Value

Common Stocks: 99.28%

Consumer Discretionary: 13.23%

Auto Components: 2.63%
Tenneco Incorporated	17,865	$752,831
Tower International Incorporated	26,321	796,210

		1,549,041

Automobiles: 1.11%
Winnebago Industries Incorporated	19,655	651,563

Hotels, Restaurants & Leisure: 1.97%
Ruth’s Chris Steak House Incorporated	36,710	1,158,201

Household Durables: 1.62%
KB Home Incorporated	39,751	950,446

Multiline Retail: 1.38%
Big Lots Stores Incorporated «	19,499	814,863

Specialty Retail: 3.53%
Children’s Place Retail Stores Incorporated	7,957	1,016,905
Zumiez Incorporated †	40,236	1,060,219

		2,077,124

Textiles, Apparel & Luxury Goods: 0.99%
Skechers U.S.A. Incorporated Class A †	20,788	580,609

Energy: 6.63%

Energy Equipment & Services: 5.24%
Archrock Incorporated	83,876	1,023,287
C&J Energy Services Incorporated †	37,914	788,611
Helix Energy Solutions Group Incorporated †	128,383	1,268,424

		3,080,322

Oil, Gas & Consumable Fuels: 1.39%
Delek US Holdings Incorporated	19,318	819,663

Financials: 14.95%

Banks: 3.37%
First Merchants Corporation	25,038	1,126,460
Umpqua Holdings Corporation	41,154	856,003

		1,982,463

Capital Markets: 4.03%
Evercore Partners Incorporated Class A	12,627	1,269,645
Houlihan Lokey Incorporated	24,463	1,099,123

		2,368,768

Consumer Finance: 1.50%
Enova International Incorporated †	30,527	879,178

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Small Cap Core Fund	Portfolio of investments—September 30, 2018 (unaudited)

Security name	Shares	Value

Insurance: 4.32%
National General Holdings Corporation	40,223	$1,079,585
Universal Insurance Holdings Company	30,122	1,462,423

		2,542,008

Thrifts & Mortgage Finance: 1.73%
MGIC Investment Corporation †	76,432	1,017,310

Health Care: 16.95%

Biotechnology: 1.59%
Exelixis Incorporated †	52,785	935,350

Health Care Equipment & Supplies: 6.73%
ICU Medical Incorporated †	3,347	946,364
Novocure Limited †	23,195	1,215,418
OraSure Technologies Incorporated †	54,089	835,675
Orthofix Medical Incorporated †	16,584	958,721

		3,956,178

Health Care Providers & Services: 4.77%
Encompass Health Corporation	15,080	1,175,486
Magellan Health Services Incorporated †	11,952	861,142
Tivity Health Incorporated †	23,886	767,935

		2,804,563

Pharmaceuticals: 3.86%
Catalent Incorporated †	22,682	1,033,165
Supernus Pharmaceuticals Incorporated †	24,629	1,240,070

		2,273,235

Industrials: 19.61%

Airlines: 1.60%
SkyWest Incorporated	15,996	942,164

Commercial Services & Supplies: 4.80%
ACCO Brands Corporation	72,977	824,640
SP Plus Corporation †	25,260	921,990
UniFirst Corporation	6,194	1,075,588

		2,822,218

Construction & Engineering: 3.15%
EMCOR Group Incorporated	13,352	1,002,869
MasTec Incorporated †	19,045	850,359

		1,853,228

Machinery: 3.42%
EnPro Industries Incorporated	11,366	828,922
The Greenbrier Companies Incorporated	19,612	1,178,681

		2,007,603

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—September 30, 2018 (unaudited)	Wells Fargo Small Cap Core Fund	11

Security name	Shares	Value

Professional Services: 1.77%
Insperity Incorporated	8,815	$1,039,729

Road & Rail: 1.60%
Covenant Transport Incorporated Class A †	32,437	942,619

Trading Companies & Distributors: 3.27%
Applied Industrial Technologies Incorporated	14,745	1,153,796
Rush Enterprises Incorporated	19,538	768,039

		1,921,835

Information Technology: 15.43%

Electronic Equipment, Instruments & Components: 2.63%
Kemet Corporation †	46,493	862,445
Synnex Corporation	8,045	681,412

		1,543,857

IT Services: 4.08%
Hackett Group Incorporated	56,517	1,138,818
ManTech International Corporation Class A	19,959	1,263,405

		2,402,223

Semiconductors & Semiconductor Equipment: 4.26%
Advanced Energy Industries Incorporated †	13,840	714,836
Brooks Automation Incorporated	31,366	1,098,751
MKS Instruments Incorporated	8,633	691,935

		2,505,522

Software: 4.46%
AppFolio Incorporated Class A †	20,636	1,617,862
Qualys Incorporated †	11,278	1,004,870

		2,622,732

Materials: 6.93%

Chemicals: 1.94%
Trinseo SA	14,610	1,143,963

Metals & Mining: 3.48%
Materion Corporation	18,526	1,120,823
Suncoke Energy Incorporated †	79,562	924,510

		2,045,333

Paper & Forest Products: 1.51%
Louisiana-Pacific Corporation	33,436	885,720

Real Estate: 2.97%

Equity REITs: 2.97%
Ashford Hospitality Trust Incorporated	107,520	687,053
The Geo Group Incorporated	42,197	1,061,677

		1,748,730

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Small Cap Core Fund	Portfolio of investments—September 30, 2018 (unaudited)

Security name		Shares	Value

Utilities: 2.58%

Electric Utilities: 0.67%
Spark Energy Incorporated Class A		47,537	$392,180

Independent Power & Renewable Electricity Producers: 1.91%
Clearway Energy Incorporated		59,058	1,124,464

Total Common Stocks (Cost $50,135,496)			58,385,005

	Yield
Short-Term Investments: 2.08%

Investment Companies: 2.08%
Securities Lending Cash Investment LLC (l)(r)(u)	2.17%	798,432	798,512
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.99	425,352	425,352

Total Short-Term Investments (Cost $1,223,864)			1,223,864

Total investments in securities (Cost $51,359,360)	101.36%	59,608,869
Other assets and liabilities, net	(1.36)	(799,653)

Total net assets	100.00%	$58,809,216

«	All or a portion of this security is on loan.

†	Non-income-earning security

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT	Real estate investment trust

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	4,708,943	17,387,791	21,298,302	798,432	$0	$0	$24,858	$798,512
Wells Fargo Government Money Market Fund Select Class	0	7,220,284	6,794,932	425,352	0	0	3,204	425,352

					$0	$0	$28,062	$1,223,864	2.08%

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—September 30, 2018 (unaudited)	Wells Fargo Small Cap Core Fund	13

Assets
Investments in unaffiliated securities, (including $782,838, of securities loaned), at value (cost $50,135,496)	$58,385,005
Investments in affiliated securities, at value (cost $1,223,864)	1,223,864
Receivable for dividends	29,377
Receivable for securities lending income	293
Prepaid expenses and other assets	59,517

Total assets	59,698,056

Liabilities
Payable upon receipt of securities loaned	798,507
Management fee payable	26,033
Payable for Fund shares redeemed	17,900
Administration fees payable	3,320
Trustees’ fees and expenses payable	827
Distribution fee payable	317
Accrued expenses and other liabilities	41,936

Total liabilities	888,840

Total net assets	$58,809,216

NET ASSETS CONSIST OF
Paid-in capital	$46,829,722
Total distributable earnings	11,979,494

Total net assets	$58,809,216

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$1,217,779
Shares outstanding – Class A1	57,897
Net asset value per share – Class A	$21.03
Maximum offering price per share – Class A2	$22.31
Net assets – Class C	$534,069
Shares outstanding – Class C1	25,822
Net asset value per share – Class C	$20.68
Net assets – Class R6	$38,487,209
Shares outstanding – Class R6[1]	1,810,685
Net asset value per share – Class R6	$21.26
Net assets – Administrator Class	$129,472
Shares outstanding – Administrator Class[1]	6,142
Net asset value per share – Administrator Class	$21.08
Net assets – Institutional Class	$18,440,687
Shares outstanding – Institutional Class[1]	869,147
Net asset value per share – Institutional Class	$21.22

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Small Cap Core Fund	Statement of operations—six months ended September 30, 2018 (unaudited)

Investment income
Dividends	$444,459
Income from affiliated securities	28,062

Total investment income	472,521

Expenses
Management fee	279,754
Administration fees
Class A	1,082
Class C	497
Class R6	6,538
Administrator Class	88
Institutional Class	13,390
Shareholder servicing fees
Class A	1,288
Class C	592
Administrator Class	170
Distribution fee
Class C	1,776
Custody and accounting fees	19,569
Professional fees	26,127
Registration fees	36,498
Shareholder report expenses	20,025
Trustees’ fees and expenses	11,417
Other fees and expenses	7,188

Total expenses	425,999
Less: Fee waivers and/or expense reimbursements	(114,091)

Net expenses	311,908

Net investment income	160,613

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	3,979,260
Net change in unrealized gains (losses) on investments	(1,346,952)

Net realized and unrealized gains (losses) on investments	2,632,308

Net increase in net assets resulting from operations	$2,792,921

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Small Cap Core Fund	15

	Six months ended September 30, 2018 (unaudited)		Year ended March 31, 2018[1]

Operations
Net investment income		$160,613		$105,535
Net realized gains on investments		3,979,260		8,151,237
Net change in unrealized gains (losses) on investments		(1,346,952)		(10,668,825)

Net increase (decrease) in net assets resulting from operations		2,792,921		(2,412,053)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	28,601	614,809	37,520	783,618
Class C	4,425	93,260	16,509	337,254
Class R6	57,005	1,216,078	2,403,202	49,394,331
Administrator Class	134	2,634	526	10,842
Institutional Class	16,878	358,777	439,875	9,607,302

		2,285,558		60,133,347

Payment for shares redeemed
Class A	(10,438)	(224,502)	(18,944)	(398,834)
Class C	(1,029)	(21,471)	(1,955)	(40,335)
Class R6	(442,290)	(9,542,637)	(213,263)	(4,357,007)
Administrator Class	(660)	(14,195)	0	0
Institutional Class	(185,805)	(3,989,057)	(3,401,750)	(70,332,621)

		(13,791,862)		(75,128,797)

Net decrease in net assets resulting from capital share transactions		(11,506,304)		(14,995,450)

Total decrease in net assets		(8,713,383)		(17,407,503)

Net assets
Beginning of period		67,522,599		84,930,102

End of period		$58,809,216		$67,522,599

[1]

Effective for all filings after November 4, 2018, the SEC prospectively eliminated the requirements to parenthetically disclose undistributed net investment income at the end of the period. Undistributed net investment income at March 31, 2018 was $105,535.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Small Cap Core Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2018 (unaudited)	Year ended March 31		Year ended June 30, 2016[2]
CLASS A		2018	2017[1]
Net asset value, beginning of period	$20.29	$20.95	$16.89	$16.62
Net investment income (loss)	0.01 [3]	(0.05)[3]	(0.05)[3]	0.01 [3]
Net realized and unrealized gains (losses) on investments	0.73	(0.61)	4.15	0.26

Total from investment operations	0.74	(0.66)	4.10	0.27
Distributions to shareholders from
Net investment income	0.00	0.00	(0.04)	0.00
Net asset value, end of period	$21.03	$20.29	$20.95	$16.89
Total return[4]	3.70%	(3.15)%	24.30%	1.62%
Ratios to average net assets (annualized)
Gross expenses	1.67%	1.66%	1.50%	1.46%
Net expenses	1.35%	1.35%	1.35%	1.35%
Net investment income (loss)	0.08%	(0.25)%	(0.32)%	0.65%
Supplemental data
Portfolio turnover rate	25%	53%	25%	61%
Net assets, end of period (000s omitted)	$1,218	$806	$443	$132

[1]	For the nine months ended March 31, 2017. The Fund changed its fiscal year end from June 30 to March 31, effective March 31, 2017.

[2]	For the period May 20, 2016 (commencement of class operations) to June 30, 2016

[3]	Calculated based upon average shares outstanding

[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Small Cap Core Fund	17

(For a share outstanding throughout each period)

	Six months ended September 30, 2018 (unaudited)	Year ended March 31		Year ended June 30, 2016[2]
CLASS C		2018	2017[1]
Net asset value, beginning of period	$20.02	$20.84	$16.87	$16.62
Net investment loss	(0.07)[3]	(0.08)	(0.12)	(0.00)[3,4]
Net realized and unrealized gains (losses) on investments	0.73	(0.74)	4.12	0.25

Total from investment operations	0.66	(0.82)	4.00	0.25
Distributions to shareholders from
Net investment income	0.00	0.00	(0.03)	0.00
Net asset value, end of period	$20.68	$20.02	$20.84	$16.87
Total return[5]	3.30%	(3.93)%	23.70%	1.50%
Ratios to average net assets (annualized)
Gross expenses	2.43%	2.41%	2.24%	2.21%
Net expenses	2.10%	2.10%	2.10%	2.10%
Net investment loss	(0.65)%	(0.98)%	(1.10)%	(0.27)%
Supplemental data
Portfolio turnover rate	25%	53%	25%	61%
Net assets, end of period (000s omitted)	$534	$449	$164	$102

[1]	For the nine months ended March 31, 2017. The Fund changed its fiscal year end from June 30 to March 31, effective March 31, 2017.

[2]	For the period May 20, 2016 (commencement of class operations) to June 30, 2016

[3]	Calculated based upon average shares outstanding

[4]	Amount is more than $(0.005).

[5]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Small Cap Core Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2018 (unaudited)	Year ended March 31		Year ended June 30, 2016[2]
CLASS R6		2018	2017[1]
Net asset value, beginning of period	$20.46	$21.03	$16.90	$16.62
Net investment income (loss)	0.06	(0.01)	0.01	0.02 [3]
Net realized and unrealized gains (losses) on investments	0.74	(0.56)	4.17	0.26

Total from investment operations	0.80	(0.57)	4.18	0.28
Distributions to shareholders from
Net investment income	0.00	0.00	(0.05)	0.00
Net asset value, end of period	$21.26	$20.46	$21.03	$16.90
Total return[4]	3.96%	(2.71)%	24.73%	1.68%
Ratios to average net assets (annualized)
Gross expenses	1.25%	2.15%	1.06%	1.03%
Net expenses	0.90%	0.90%	0.90%	0.90%
Net investment income (loss)	0.53%	(1.41)%	0.09%	0.93%
Supplemental data
Portfolio turnover rate	25%	53%	25%	61%
Net assets, end of period (000s omitted)	$38,487	$44,924	$127	$102

[1]	For the nine months ended March 31, 2017. The Fund changed its fiscal year end from June 30 to March 31, effective March 31, 2017.

[2]	For the period May 20, 2016 (commencement of class operations) to June 30, 2016

[3]	Calculated based upon average shares outstanding

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Small Cap Core Fund	19

(For a share outstanding throughout each period)

	Six months ended September 30, 2018 (unaudited)	Year ended March 31		Year ended June 30, 2016[2]
ADMINISTRATOR CLASS		2018	2017[1]
Net asset value, beginning of period	$20.33	$20.98	$16.89	$16.62
Net investment income (loss)	0.02	(0.02)	(0.04)	0.01 [3]
Net realized and unrealized gains (losses) on investments	0.73	(0.63)	4.17	0.26

Total from investment operations	0.75	(0.65)	4.13	0.27
Distributions to shareholders from
Net investment income	0.00	0.00	(0.04)	0.00
Net asset value, end of period	$21.08	$20.33	$20.98	$16.89
Total return[4]	3.74%	(3.10)%	24.47%	1.62%
Ratios to average net assets (annualized)
Gross expenses	1.60%	1.57%	1.41%	1.37%
Net expenses	1.25%	1.25%	1.25%	1.25%
Net investment income (loss)	0.20%	(0.13)%	(0.26)%	0.58%
Supplemental data
Portfolio turnover rate	25%	53%	25%	61%
Net assets, end of period (000s omitted)	$129	$136	$129	$102

[1]	For the nine months ended March 31, 2017. The Fund changed its fiscal year end from June 30 to March 31, effective March 31, 2017.

[2]	For the period May 20, 2016 (commencement of class operations) to June 30, 2016

[3]	Calculated based upon average shares outstanding

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Small Cap Core Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2018 (unaudited)	Year ended March 31			Year ended June 30
INSTITUTIONAL CLASS		2018	2017[1]	2016[2]	2015[2]	2014[2]	2013[2]
Net asset value, beginning of period	$20.43	$21.02	$16.90	$18.71	$16.76	$13.57	$10.64
Net investment income (loss)	0.05	0.06 [3]	(0.01)[3]	0.04 [3]	0.06 [3]	0.05 [3]	0.16 [3]
Net realized and unrealized gains (losses) on investments	0.74	(0.65)	4.18	(1.83)	1.92	3.36	2.77

Total from investment operations	0.79	(0.59)	4.17	(1.79)	1.98	3.41	2.93
Distributions to shareholders from
Net investment income	0.00	0.00	(0.05)	(0.02)	(0.03)	(0.22)	0.00
Net asset value, end of period	$21.22	$20.43	$21.02	$16.90	$18.71	$16.76	$13.57
Total return[4]	3.87%	(2.81)%	24.67%	(9.57)%	11.80%	25.21%	27.54%
Ratios to average net assets (annualized)
Gross expenses	1.35%	1.24%	1.16%	1.11%	1.10%	1.10%	1.10%
Net expenses	1.00%	1.00%	1.00%	1.09%	1.10%	1.10%	1.10%
Net investment income (loss)	0.44%	0.26%	(0.05)%	0.25%	0.37%	0.30%	1.32%
Supplemental data
Portfolio turnover rate	25%	53%	25%	61%	57%	68%	52%
Net assets, end of period (000s omitted)	$18,441	$21,208	$84,067	$111,902	$84,417	$22,170	$20,093

[1]	For the nine months ended March 31, 2017. The Fund changed its fiscal year end from June 30 to March 31, effective March 31, 2017.

[2]

After the close of business on May 20, 2016, the Fund acquired the net assets of Golden Small Cap Core Fund, which became the accounting and performance survivor in the transaction. The information for the periods prior to May 20, 2016 is that of Golden Small Cap Core Fund.

[3]	Calculated based upon average shares outstanding

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Small Cap Core Fund	21

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Small Cap Core Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in

22	Wells Fargo Small Cap Core Fund	Notes to financial statements (unaudited)

high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund, if any, is included in income from affiliated securities on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of September 30, 2018, the aggregate cost of all investments for federal income tax purposes was $51,591,647 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$12,258,107
Gross unrealized losses	(4,240,885)
Net unrealized gains	$8,017,222

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements (unaudited)	Wells Fargo Small Cap Core Fund	23

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$7,781,847	$0	$0	$7,781,847
Energy	3,899,985	0	0	3,899,985
Financials	8,789,727	0	0	8,789,727
Health care	9,969,326	0	0	9,969,326
Industrials	11,529,396	0	0	11,529,396
Information technology	9,074,334	0	0	9,074,334
Materials	4,075,016	0	0	4,075,016
Real estate	1,748,730	0	0	1,748,730
Utilities	1,516,644	0	0	1,516,644

Short-term investments
Investment companies	425,352	798,512	0	1,223,864
Total assets	$58,810,357	$798,512	$0	$59,608,869

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At September 30, 2018, the Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.85% and declining to 0.71% as the average daily net assets of the Fund increase. For the six months ended September 30, 2018, the management fee was equivalent to an annual rate of 0.85% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.55% and declining to 0.45% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C	0.21%
Class R6	0.03
Administrator Class, Institutional Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its

24	Wells Fargo Small Cap Core Fund	Notes to financial statements (unaudited)

expense cap, Funds Management has waived fees and/or reimbursed expenses from fund level expenses on a proportionate basis and then from class specific expenses; otherwise, waivers and/or reimbursements are applied against class specific expenses before fund level expenses. Funds Management has committed through July 31, 2019 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.35% for Class A shares, 2.10% for Class C shares, 0.90% for Class R6, 1.25% for Administrator Class shares and 1.00% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended September 30, 2018, Funds Distributor received $493 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended September 30, 2018.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended September 30, 2018 were $16,058,437 and $27,565,417, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended September 30, 2018, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management is currently evaluating the potential impact of this new guidance to the financial statements.

Notes to financial statements (unaudited)	Wells Fargo Small Cap Core Fund	25

9. SUBSEQUENT DISTRIBUTION

On November 5, 2018, the Fund declared distributions from long-term capital gains to shareholders of record on November 2, 2018. The per share amounts payable on November 6, 2018 were as follows:

Long-term capital gains
Class A	$8.84489
Class C	8.84489
Class R6	8.84489
Institutional Class	8.84489
Administrator Class	8.84489

These distributions are not reflected in the accompanying financial statements.

10. SUBSEQUENT EVENT

At a meeting held on October 25, 2018, the Board of Trustees approved the closure and liquidation of the Fund. The Fund was closed to new investors and additional investments from existing shareholders effective at the close of business on October 26, 2018.

The liquidation of the Fund is expected to occur after close of business on or about December 14, 2018. Shareholders of the Fund on the date of liquidation will receive a distribution of their account proceeds in complete redemption of their shares.

26	Wells Fargo Small Cap Core Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Small Cap Core Fund	27

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 153 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2009	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

28	Wells Fargo Small Cap Core Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Fund complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	N/A
Pamela Wheelock (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently the Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Other information (unaudited)	Wells Fargo Small Cap Core Fund	29

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
Alexander Kymn[3] (Born 1973)	Secretary, since 2018; Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 76 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 77 funds and Assistant Treasurer of 76 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

[3]	Alexander Kymn became the Secretary and Chief Legal Officer effective April 17, 2018.

30	Wells Fargo Small Cap Core Fund	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Wells Fargo Small Cap Core Fund

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 22-23, 2018 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Small Cap Core Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2018, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2018. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Wells Fargo Asset Management (“WFAM”), of which Funds Management and the Sub-Adviser are a part, a summary of investments made in the business of WFAM, a summary of certain organizational and personnel changes involving Funds Management and the Sub-Adviser, and a description of Funds Management’s and the Sub-Adviser’s business continuity planning programs and of their approaches to data privacy and cybersecurity. The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Other information (unaudited)	Wells Fargo Small Cap Core Fund	31

Fund investment performance and expenses

The Board considered the investment performance results for the Fund over various time periods ended December 31, 2017. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Institutional Class) was higher than the average investment performance of the Universe for the five-year period under review, but lower than the average investment performance of the Universe for the one-, three-, and ten-year periods under review. The Board also noted that the investment performance of the Fund was lower than its benchmark index, the Russell 2000 Index, for all periods under review.

The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and benchmark for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to investment decisions and market factors that affected the Fund’s investment performance.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than or in the range of the median net operating expense ratios of the expense Groups for all share classes.

The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than or in the range of the sum of these average rates for the Fund’s expense Groups for all Classes. The Board noted that the net operating expense ratios of the Fund were lower than or in the range of the median net operating expense ratios of the expense Groups for all share classes.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

32	Wells Fargo Small Cap Core Fund	Other information (unaudited)

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo & Co. (“Wells Fargo”) as a whole, from providing services to the Fund and the fund family as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the WFAM and Wells Fargo profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and recent enhancements made to the methodology. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management, WFAM or Wells Fargo from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

The Board considered the extent to which Funds Management may experience economies of scale in the provision of management services, and the extent to which scale benefits, if any, would be shared with shareholders. In particular, the Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that in addition to management fee breakpoints, competitive management fee rates set at the outset without regard to breakpoints and fee waiver and expense reimbursement arrangements, as well as investments in the business intended to enhance services available to Fund shareholders, are means of sharing potential economies of scale with shareholders of the Fund.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

Appendix A (unaudited)	Wells Fargo Small Cap Core Fund	33

SALES CHARGE REDUCTIONS AND WAIVERS FOR CERTAIN INTERMEDIARIES

Ameriprise

Effective June 1, 2018, shareholders purchasing Fund shares through an Ameriprise Financial platform or account will be eligible only for the following Class A load waivers (front-end sales charge waivers), which may differ from those disclosed elsewhere in the Fund’s prospectus or Statement of Additional Information.

Front-end Sales Load Waivers on Class A Shares Available at Ameriprise Financial

•

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

•	Shares purchased through an Ameriprise Financial investment advisory program (if an Advisory or similar share class for such investment advisory program is not available)

•

Shares purchased by third party investment advisors on behalf of their advisory clients through Ameriprise Financial’s platform (if an Advisory or similar share class for such investment advisory program is not available)

•	Shares purchased through reinvestment of distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the same fund family)

•

Shares exchanged from Class C shares of the same fund in the month of or following the 10-year anniversary of the purchase date. To the extent that the Fund’s prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that the Fund’s prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load-waived shares, that waiver will also apply to such exchanges.

•	Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members

•

Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement). Subject to the Fund’s policy regarding frequent purchases and redemptions of Fund shares, you may not be able to repurchase shares for the first 30 days after your redemption.

Automatic Exchange of Class C Shares Available at Ameriprise Financial

•	Class C shares will automatically exchange to Class A shares in the month of the 10-year anniversary of the purchase date.

Merrill Lynch

Effective April 10, 2017, shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s prospectus or Statement of Additional Information.

Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch

•

Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

•	Shares purchased by or through a 529 Plan

•	Shares purchased through a Merrill Lynch affiliated investment advisory program

34	Wells Fargo Small Cap Core Fund	Appendix A (unaudited)
•	Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform

•	Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

•	Shares exchanged from Class C (i.e. level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date

•

Employees and registered representatives of Merrill Lynch or its affiliates and their family members, as defined by Merrill Lynch, which may differ from the definition of family member in the Fund’s prospectus.

•	Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in the Fund’s prospectus

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement). Subject to the Fund’s policy regarding frequent purchases and redemptions of Fund shares, you may not be able to repurchase shares for the first 30 days after your redemption.

CDSC Waivers on A, B and C Shares available at Merrill Lynch

•	Death or disability of the shareholder

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus

•	Return of excess contributions from an IRA Account

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½

•	Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch

•	Shares acquired through a right of reinstatement

•	Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms (applicable to A and C shares only)

Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent

•	Breakpoints as described in the Fund’s prospectus

•

Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

•	Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)

Morgan Stanley

Effective on or about July 1, 2018, shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following Class A load waivers (front-end sales charge waivers), which may differ from and be more limited than those disclosed in the Fund’s prospectus or Statement of Additional Information.

Front-end Sales Load Waivers on Class A Shares Available at Morgan Stanley

•

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

•	Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules

•	Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund

•	Shares purchased through a Morgan Stanley self-directed brokerage account

Appendix A (unaudited)	Wells Fargo Small Cap Core Fund	35
•

Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are exchanged to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class exchange program.

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge. This waiver is subject to the Fund’s policy regarding frequent purchases and redemption of Fund shares, as discussed under “Account Information—Frequent Purchases and Redemptions of Fund Shares” in the Fund’s prospectus.

Raymond James & Associates, Inc., Raymond James Financial Services & Raymond James affiliates (“Raymond James”)

Effective on or about March 1, 2019, shareholders purchasing Fund shares through a Raymond James platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.

Front-end Sales Load Waivers on Class A shares Available at Raymond James

•	Shares purchased in an investment advisory program.

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

•	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

•

A shareholder in the fund’s Class C shares will have their shares automatically exchanged at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the exchange is in line with the policies and procedures of Raymond James.

CDSC Waivers on Class A and C Shares Available at Raymond James

•	Death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.

•	Return of excess contributions from an IRA Account.

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½ as described in the Fund’s prospectus.

•	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

•	Shares acquired through a right of reinstatement.

Front-end Load Discounts Available at Raymond James: Breakpoints, and/or Rights of Accumulation

•	Breakpoints as described in the Fund’s Prospectus.

•

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals:
1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker/dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2018 Wells Fargo Funds Management, LLC. All rights reserved.

317297 11-18 SA269/SAR269 09-18

Semi-Annual Report

September 30, 2018

Wells Fargo Disciplined Small Cap Fund

(formerly, Wells Fargo Small Cap Opportunities Fund)

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The views expressed and any forward-looking statements are as of September 30, 2018, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Disciplined Small Cap Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

The second and third quarters of 2018 were characterized by growing economic and investment activity in the U.S.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Disciplined Small Cap Fund for the six-month period that ended September 30, 2018. Effective June 27, 2018, the Fund changed its name from Wells Fargo Small Cap Opportunities Fund to Wells Fargo Disciplined Small Cap Fund. The second and third quarters of 2018 were characterized by growing economic and investment activity in the U.S. In contrast, economies overseas were restrained as geopolitical tensions and rising interest rates diverted investor interest in those markets.

For the period, U.S. stocks, as measured by the S&P 500 Index,1 gained 11.41% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 lost 1.93%. Based on the MSCI EM Index (Net),3 emerging market stocks lost 8.97%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 lost 0.14% while the Bloomberg Barclays Global Aggregate ex-USD Index5 fell 6.42%. The Bloomberg Barclays Municipal Bond Index6 added 0.72%, and the ICE BofAML U.S. High Yield Index7 was up 3.46%.

Global trade tensions escalated during the second quarter.

During the second quarter of 2018, the U.S. government imposed tariffs, and foreign governments in North America, Europe, and Asia retaliated. The actions marked the initialization of trade tensions that would escalate during the next six months. The increasing tensions chilled investment activity as observers awaited signals of next steps.

Meanwhile, inflation continued an upward trend. The CPI-U8 added 0.1% in June after an increase of 0.2% in both April and May. On a year-over-year basis, the all-items index rose 2.9% for the 12 months that ended June 30, 2018. The index for all items less food and energy rose 2.3% for the same 12-month period.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure large- and mid-cap equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 24 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2018. ICE Data Indices, LLC. All rights reserved.

[8]

The Consumer Price Index for All Urban Consumers (CPI-U) measures the changes in the price of a basket of goods and services purchased by urban consumers. The urban consumer population is deemed by many as a better representative measure of the general public because close to 90% of the country’s population lives in highly populated areas. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Disciplined Small Cap Fund	3

U.S. stocks gained while international stocks and bonds declined during the summer of 2018.

The U.S. economy strengthened during the summer months. Revised second-quarter gross domestic product data released in August showed the U.S. economy growing at a 4.2% rate. After ticking up slightly in June, the unemployment rate in the U.S. was 3.9% in July and August, according to the U.S. Department of Labor. Wages showed more consistent growth, and consumer confidence remained strong.

Several U.S. equity market indices reached records during August, with the S&P 500 Index gaining 7.76% for the three-month period that ended August 31, 2018. International stock values continued to suffer under the effects of a strong U.S. dollar and continuing trade tensions. The MSCI ACWI ex USA Index (Net) and the MSCI EM Index (Net) were down 4.70% and 1.64%, during the same three-month period.

The U.S. Federal Reserve (Fed) increased the federal funds rate in June, and expectations grew that two more rate increases were in the offing in 2018. Long-term interest rates in the U.S. remained at higher levels relative to the prior 10 years. Rates on 10-year and 30-year Treasury bonds—2.74% and 2.97%, respectively, on March 31, 2018—were 3.05% and 3.19%, respectively, on September 30, off their peak levels on May 17, 2018, of 3.11% and 3.25%, respectively. Some investors became more aware of and concerned about the potential for an inverted yield curve—sometimes a recession signal—as short-term rates increased more quickly than long-term rates. The Fed decided to forgo an interest rate increase at its August meeting.

Internationally, members of Prime Minister Theresa May’s U.K./Brexit negotiating team resigned amid unproductive negotiations. In early August, the Bank of England’s Monetary Policy Committee increased its key interest rate to 0.75%. Central banks in Europe and Japan maintained low interest rates and accommodative monetary policies. Amid rising trade uncertainty, the People’s Bank of China cut reserve requirement ratios and accelerated infrastructure spending and tax cuts for business enterprises and individuals. Nevertheless, a strengthening U.S. dollar and the trade tensions remained headwinds for investors overseas.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

The U.S. economy strengthened during the summer months.

4	Wells Fargo Disciplined Small Cap Fund	Letter to shareholders (unaudited)

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Notice to shareholders

At a meeting held on August 14-15, 2018, the Board of Trustees of the Fund approved the following policy which will be effective on or about February 5, 2019:

Class C shares will convert automatically into Class A shares ten years after the initial date of purchase or, if you acquired your Class C shares through an exchange or conversion from another share class, ten years after the date you acquired your Class C shares. When Class C shares that you acquired through a purchase or exchange convert, any other Class C shares that you purchased with reinvested dividends and distributions also will convert into Class A shares on a pro rata basis. A shorter holding period may also apply depending on your intermediary. Please see “Appendix A—Sales Charge Reductions and Waivers for Certain Intermediaries” in the Fund’s prospectus or at the end of this report.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222.

This page is intentionally left blank.

6	Wells Fargo Disciplined Small Cap Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated‡

Portfolio managers‡‡

Justin P. Carr, CFA®

Greg G. Golden, CFA®

Robert M. Wicentowski, CFA®

Average annual total returns (%) as of September 30, 20181

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WDSAX)	7-31-2018	1.94	9.00	9.89	8.15	10.30	10.54	1.10	0.99
Class R6 (WSCJX)	10-31-2016	–	–	–	8.57	10.57	10.68	0.67	0.56
Administrator Class (NVSOX)	8-1-1993	–	–	–	8.20	10.31	10.55	1.02	0.91
Institutional Class (WSCOX)	10-31-2014	–	–	–	8.48	10.53	10.66	0.77	0.66
Russell 2000® Index[4]	–	–	–	–	15.24	11.07	11.11	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Disciplined Small Cap Fund	7

Ten largest holdings (%) as of September 30, 2018[5]
Helen of Troy Limited	0.89
Insperity Incorporated	0.87
iShares Russell 2000 Index ETF	0.84
EnerSys	0.80
Portland General Electric Company	0.80
Ryman Hospitality Properties Incorporated	0.78
Trinseo SA	0.77
Performance Food Group Company	0.76
Steven Madden Limited	0.76
LHC Group Incorporated	0.75

Sector distribution as of September 30, 2018[6]

‡	Wells Capital Management Incorporated became the subadviser of the Fund on June 27, 2018.

‡‡	Mr. Carr, Mr. Golden, and Mr. Wicentowski became portfolio managers of the Fund on June 27, 2018.

[1]

Class A shares prior to their inception reflects the performance of the Administrator Class shares, and is adjusted to reflect the higher expenses and sales charges of the Class A shares. Historical performance shown for Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and is not adjusted to reflect the expenses of Class R6 shares. If these expenses had been included, returns for Class R6 shares would be higher. Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and is not adjusted to reflect the expenses of the Institutional Class shares. If these expenses had been included, returns for the Institutional Class shares would be higher.

[2]

Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.06% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[3]

The manager has contractually committed through July 31, 2019 (July 31, 2020 for Class A shares), to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 0.93% for Class A, 0.50% for Class R6, 0.85% for Administrator Class, and 0.60% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[4]

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.

[5]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

8	Wells Fargo Disciplined Small Cap Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from April 1, 2018 to September 30, 2018.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 4-1-2018	Ending account value 9-30-2018	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,059.02	$4.75	0.92%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.46	$4.66	0.92%
Class R6
Actual	$1,000.00	$1,060.95	$3.56	0.69%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.61	$3.50	0.69%
Administrator Class
Actual	$1,000.00	$1,059.48	$5.27	1.02%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.95	$5.16	1.02%
Institutional Class
Actual	$1,000.00	$1,060.59	$3.93	0.76%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.26	$3.85	0.76%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—September 30, 2018 (unaudited)	Wells Fargo Disciplined Small Cap Fund	9

Security name	Shares	Value

Common Stocks: 101.67%

Communication Services: 1.75%

Diversified Telecommunication Services: 0.62%
Vonage Holdings Corporation †	70,671	$1,000,701

Interactive Media & Services: 1.03%
Quinstreet Incorporated †	69,011	936,479
Yelp Incorporated †	14,665	721,518

		1,657,997

Wireless Telecommunication Services: 0.10%
Boingo Wireless Incorporated †	4,707	164,274

Consumer Discretionary: 13.15%

Auto Components: 1.61%
Cooper-Standard Holdings Incorporated †	5,659	678,967
Dana Incorporated	26,904	502,298
Tenneco Incorporated	17,930	755,570
Tower International Incorporated	21,689	656,092

		2,592,927

Diversified Consumer Services: 1.66%
Grand Canyon Education Incorporated †	8,470	955,416
Strategic Education Incorporated	6,717	920,431
Weight Watchers International Incorporated †	11,256	810,319

		2,686,166

Hotels, Restaurants & Leisure: 2.65%
Brinker International Incorporated «	21,936	1,025,069
Dave & Buster’s Entertainment Incorporated	12,441	823,843
Marriott Vacations Worldwide Corporation	7,280	813,540
Planet Fitness Incorporated Class A †	16,020	865,561
Ruth’s Chris Steak House Incorporated	23,563	743,413

		4,271,426

Household Durables: 1.63%
Century Communities Incorporated †	13,989	367,211
Helen of Troy Limited †	10,978	1,437,020
KB Home Incorporated	17,383	415,628
La-Z-Boy Incorporated	13,177	416,393

		2,636,252

Internet & Direct Marketing Retail: 1.10%
Etsy Incorporated †	7,865	404,104
Nutrisystem Incorporated	16,319	604,619
Stamps.com Incorporated †	3,396	768,175

		1,776,898

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Disciplined Small Cap Fund	Portfolio of investments—September 30, 2018 (unaudited)

Security name	Shares	Value

Specialty Retail: 3.07%
American Eagle Outfitters Incorporated	27,474	$682,179
Caleres Incorporated	17,795	638,129
Children’s Place Retail Stores Incorporated	7,502	958,756
DSW Incorporated Class A	32,689	1,107,503
Five Below Incorporated †	1,859	241,782
Tailored Brands Incorporated	21,734	547,479
Zumiez Incorporated †	29,638	780,961

		4,956,789

Textiles, Apparel & Luxury Goods: 1.43%
Movado Group Incorporated	15,796	661,852
Skechers U.S.A. Incorporated Class A †	14,759	412,219
Steven Madden Limited	23,174	1,225,905

		2,299,976

Consumer Staples: 2.80%

Food & Staples Retailing: 1.08%
Performance Food Group Company †	37,001	1,232,133
United Natural Foods Incorporated †	17,229	516,009

		1,748,142

Food Products: 0.17%
Fresh Del Monte Produce Incorporated	7,965	269,934

Personal Products: 1.02%
Medifast Incorporated	4,425	980,359
USANA Health Sciences Incorporated †	5,505	663,628

		1,643,987

Tobacco: 0.53%
Turning Point Brands Incorporated	20,714	858,802

Energy: 5.79%

Energy Equipment & Services: 1.60%
Archrock Incorporated	62,275	759,755
Helix Energy Solutions Group Incorporated †	85,384	843,594
Pioneer Energy Services Corporation †	59,759	176,289
ProPetro Holding Corporation †	17,013	280,544
Tetra Technologies Incorporated †	115,024	518,758

		2,578,940

Oil, Gas & Consumable Fuels: 4.19%
Abraxas Petroleum Corporation †	334,045	778,325
Callon Petroleum Company †	58,249	698,406
Delek US Holdings Incorporated	24,901	1,056,549
Denbury Resources Incorporated †	78,759	488,306
HighPoint Resources Corporation †	100,851	492,153
Matador Resources Company †	20,798	687,374

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—September 30, 2018 (unaudited)	Wells Fargo Disciplined Small Cap Fund	11

Security name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Northern Oil & Gas Incorporated †	122,162	$488,648
Oasis Petroleum Incorporated †	63,656	902,642
Penn Virginia Corporation †	5,155	415,184
SRC Energy Incorporated †	85,698	761,855

		6,769,442

Financials: 17.78%

Banks: 9.13%
Bank of N.T. Butterfield & Son Limited	18,965	983,525
Brookline Bancorp Incorporated	14,734	246,058
Central Pacific Financial Company	10,042	265,410
CNB Financial Corporation	13,287	383,463
Enterprise Financial Service	14,923	791,665
FB Financial Corporation	14,779	579,041
First Bancorp Corporation	20,396	826,242
First Financial Bancorp	19,547	580,546
First Interstate BancSystem Class A	19,813	887,622
First Merchants Corporation	17,187	773,243
Great Western Bancorp Incorporated	14,579	615,088
Hancock Holding Company	21,184	1,007,299
Heartland Financial USA Incorporated	11,380	660,609
Heritage Commerce Corporation	20,937	312,380
IBERIABANK Corporation	1,807	146,999
Independent Bank Corporation	25,216	596,358
Mercantile Bank Corporation	15,570	519,571
NBT Bancorp Incorporated	14,820	568,792
Peoples Bancorp Incorporated	16,377	573,686
Preferred Bank (Los Angeles)	12,788	748,098
Shore Bancshares Incorporated	6,939	123,653
Simmons First National Corporation Class A	3,463	101,985
Sterling Bancorp	23,444	515,768
TriCo Bancshares	7,790	300,850
Umpqua Holdings Corporation	30,789	640,411
Valley National Bancorp	88,022	990,248

		14,738,610

Capital Markets: 3.04%
BGC Partners Incorporated Class A	78,695	930,175
Blucora Incorporated †	26,795	1,078,499
BrightSphere Investment Group Incorporated	42,085	521,854
Evercore Partners Incorporated Class A	10,193	1,024,906
Houlihan Lokey Incorporated	12,225	549,269
Stifel Financial Corporation	15,724	806,012

		4,910,715

Consumer Finance: 0.72%
Elevate Credit Incorporated †«	41,316	333,007
Enova International Incorporated †	28,586	823,277

		1,156,284

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Disciplined Small Cap Fund	Portfolio of investments—September 30, 2018 (unaudited)

Security name	Shares	Value

Insurance: 2.66%
CNO Financial Group Incorporated	12,116	$257,102
Health Insurance Innovations Incorporated Class A †	8,627	531,855
Kemper Corporation	14,516	1,167,812
National General Holdings Corporation	21,534	577,973
Selective Insurance Group Incorporated	10,295	653,733
Universal Insurance Holdings Company	22,859	1,109,804

		4,298,279

Thrifts & Mortgage Finance: 2.23%
Essent Group Limited †	25,998	1,150,412
First Defiance Financial Corporation	25,808	777,079
MGIC Investment Corporation †	81,642	1,086,655
Radian Group Incorporated	28,416	587,359

		3,601,505

Health Care: 17.56%

Biotechnology: 5.93%
Amicus Therapeutics Incorporated †	31,242	377,716
Arena Pharmaceuticals Incorporated †	7,926	364,755
Array BioPharma Incorporated †	39,897	606,434
Concert Pharmaceuticals Incorporated †	31,393	465,872
Cytomx Therapeutics Incorporated †	23,168	428,608
Emergent BioSolutions Incorporated †	9,229	607,545
Exelixis Incorporated †	20,882	370,029
Fibrogen Incorporated †	13,107	796,250
Halozyme Therapeutics Incorporated †	23,907	434,390
Heron Therapeutics Incorporated †	13,656	432,212
Immunogen Incorporated †	54,010	511,475
Immunomedics Incorporated †«	22,997	479,028
Intercept Pharmaceuticals Incorporated †	1,933	244,254
Ligand Pharmaceuticals Incorporated †	3,585	984,047
Regenxbio Incorporated †	7,978	602,339
Sangamo Biosciences Incorporated †«	22,534	381,951
Spectrum Pharmaceuticals Incorporated †	27,004	453,667
Vanda Pharmaceuticals Incorporated †	21,046	483,006
Vericel Corporation †	38,377	543,035

		9,566,613

Health Care Equipment & Supplies: 3.51%
Globus Medical Incorporated Class A †	12,961	735,666
Haemonetics Corporation †	4,714	540,130
ICU Medical Incorporated †	2,434	688,214
Inogen Incorporated †	3,694	901,779
Merit Medical Systems Incorporated †	14,200	872,590
Novocure Limited †	20,255	1,061,362
Orthofix Medical Incorporated †	14,910	861,947

		5,661,688

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—September 30, 2018 (unaudited)	Wells Fargo Disciplined Small Cap Fund	13

Security name	Shares	Value

Health Care Providers & Services: 4.19%
Amedisys Incorporated †	4,753	$593,935
Biotelemetry Incorporated †	12,293	792,284
Centene Corporation †	5,418	784,418
Encompass Health Corporation	11,190	872,261
Ensign Group Incorporated	16,515	626,249
LHC Group Incorporated †	11,827	1,218,063
Magellan Health Services Incorporated †	4,888	352,180
R1 RCM Incorporated †	76,022	772,384
Select Medical Holdings Corporation †	18,229	335,414
Tivity Health Incorporated †	12,772	410,620

		6,757,808

Health Care Technology: 0.25%
Omnicell Incorporated †	5,711	410,621

Life Sciences Tools & Services: 1.17%
Medpace Holdings Incorporated †	15,965	956,463
PRA Health Sciences Incorporated †	8,457	931,877

		1,888,340

Pharmaceuticals: 2.51%
ANI Pharmaceuticals Incorporated †	7,174	405,618
Catalent Incorporated †	15,849	721,922
Corcept Therapeutics Incorporated †«	21,171	296,817
Horizon Pharma plc †	57,381	1,123,520
Intersect ENT Incorporated †	15,229	437,834
Supernus Pharmaceuticals Incorporated †	21,251	1,069,988

		4,055,699

Industrials: 15.32%

Air Freight & Logistics: 0.15%
XPO Logistics Incorporated †	2,106	240,442

Airlines: 0.39%
SkyWest Incorporated	10,621	625,577

Building Products: 0.89%
Builders FirstSource Incorporated †	26,972	395,949
NCI Building Systems Incorporated †	29,689	449,788
Patrick Industries Incorporated †	10,036	594,131

		1,439,868

Commercial Services & Supplies: 2.41%
ACCO Brands Corporation	71,083	803,238
Deluxe Corporation	5,437	309,583
Knoll Incorporated	25,049	587,399
McGrath RentCorp	13,344	726,848
Tetra Tech Incorporated	17,293	1,181,112
UniFirst Corporation	1,640	284,786

		3,892,966

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Disciplined Small Cap Fund	Portfolio of investments—September 30, 2018 (unaudited)

Security name	Shares	Value

Construction & Engineering: 2.37%
Ameresco Incorporated Class A †	29,081	$396,956
EMCOR Group Incorporated	14,499	1,089,020
MasTec Incorporated †	21,792	973,013
Primoris Services Corporation	26,033	646,139
Sterling Construction Company Incorporated †	36,889	528,250
Tutor Perini Corporation †	10,502	197,438

		3,830,816

Electrical Equipment: 1.39%
Atkore International Incorporated †	35,393	938,976
EnerSys	14,894	1,297,714

		2,236,690

Electronic Equipment, Instruments & Components: 0.29%
ScanSource Incorporated †	11,460	457,254

Machinery: 3.29%
Barnes Group Incorporated	16,576	1,177,393
Global Brass & Copper Holdings Incorporated	29,335	1,082,462
Kadant Incorporated	5,901	636,423
Kennametal Incorporated	16,584	722,399
Lydall Incorporated †	3,537	152,445
Meritor Incorporated †	43,751	847,019
Park Ohio Holdings Corporation	18,110	694,519

		5,312,660

Professional Services: 2.01%
CBIZ Incorporated †	14,328	339,574
Insperity Incorporated	11,872	1,400,302
Korn/Ferry International	20,705	1,019,509
TriNet Group Incorporated †	8,677	488,689

		3,248,074

Road & Rail: 0.93%
Covenant Transport Incorporated Class A †	29,248	849,947
USA Truck Incorporated †	24,342	492,439
YRC Worldwide Incorporated †	17,161	154,106

		1,496,492

Trading Companies & Distributors: 1.20%
Applied Industrial Technologies Incorporated	10,605	829,841
Rush Enterprises Incorporated	9,720	382,093
Triton International Limited	21,936	729,811

		1,941,745

Information Technology: 13.94%

Communications Equipment: 0.62%
Ciena Corporation †	31,776	992,682

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—September 30, 2018 (unaudited)	Wells Fargo Disciplined Small Cap Fund	15

Security name	Shares	Value

Electronic Equipment, Instruments & Components: 3.32%
Control4 Corporation †	11,123	$381,853
Electro Scientific Industries Incorporated †	31,001	540,967
Fabrinet †	10,100	467,226
Insight Enterprises Incorporated †	19,213	1,039,231
Kemet Corporation †	25,644	475,696
Plexus Corporation †	5,032	294,422
Synnex Corporation	6,601	559,105
TTM Technologies Incorporated †	50,072	796,646
Vishay Precision Group †	21,374	799,388

		5,354,534

IT Services: 4.15%
CACI International Incorporated Class A †	3,209	590,937
CSG Systems International Incorporated	12,331	494,966
EPAM Systems Incorporated †	6,498	894,775
EVERTEC Incorporated	25,367	611,345
Exlservice Holdings Incorporated †	12,309	814,856
Hackett Group Incorporated	25,367	511,145
ManTech International Corporation Class A	5,708	361,316
Perficient Incorporated †	20,657	550,509
Sykes Enterprises Incorporated †	2,866	87,384
Travelport Worldwide Limited	35,644	601,314
Unisys Corporation †«	26,634	543,334
Virtusa Corporation †	11,904	639,364

		6,701,245

Semiconductors & Semiconductor Equipment: 2.67%
Diodes Incorporated †	17,188	572,189
Entegris Incorporated	37,242	1,078,156
Ichor Holdings Limited †«	19,008	388,143
MKS Instruments Incorporated	5,855	469,278
Rudolph Technologies Incorporated †	13,791	337,190
Smart Global Holdings Incorporated †	20,759	596,614
Ultra Clean Holdings Incorporated †	27,059	339,590
Xcerra Corporation †	37,397	533,655

		4,314,815

Software: 2.85%
Amber Road Incorporated †	24,648	237,114
American Software Incorporated Class A	36,969	448,434
J2 Global Incorporated	13,962	1,156,752
New Relic Incorporated †	4,985	469,737
Qualys Incorporated †	10,550	940,005
Upland Software Incorporated †	8,782	283,746
Verint Systems Incorporated †	21,364	1,070,336

		4,606,124

Technology Hardware, Storage & Peripherals: 0.33%
Immersion Corporation †	50,087	529,420

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Disciplined Small Cap Fund	Portfolio of investments—September 30, 2018 (unaudited)

Security name	Shares	Value

Materials: 4.84%

Chemicals: 2.32%
Ferro Corporation †	16,660	$386,845
Innospec Incorporated	3,904	299,632
Kooper Holdings Incorporated †	10,438	325,144
Kraton Performance Polymers Incorporated †	10,055	474,093
PolyOne Corporation	23,348	1,020,775
Trinseo SA	15,798	1,236,983

		3,743,472

Containers & Packaging: 0.80%
Berry Global Group Incorporated †	11,563	559,534
Greif Incorporated Class A	13,705	735,410

		1,294,944

Metals & Mining: 0.30%
Commercial Metals Company	23,676	485,832

Paper & Forest Products: 1.42%
Boise Cascade Company	10,457	384,818
Louisiana-Pacific Corporation	25,284	669,773
Schweitzer-Mauduit International Incorporated	10,454	400,493
Verso Corporation Class A †	24,893	838,147

		2,293,231

Real Estate: 6.13%

Equity REITs: 6.13%
Ashford Hospitality Trust Incorporated	99,283	634,418
CoreSite Realty Corporation	6,717	746,527
CyrusOne Incorporated	15,613	989,864
Digital Realty Trust Incorporated	8,701	978,688
Hudson Pacific Properties Incorporated	11,648	381,123
Nexpoint Residential	29,782	988,762
Preferred Apartment Communities Incorporated Series A	54,706	961,731
Ryman Hospitality Properties Incorporated	14,676	1,264,631
Sabra Health Care REIT Incorporated	28,184	651,614
STAG Industrial Incorporated	24,528	674,520
The Geo Group Incorporated	30,525	768,009
Xenia Hotels & Resorts Incorporated	36,149	856,731

		9,896,618

Utilities: 2.61%

Electric Utilities: 1.98%
IDACORP Incorporated	7,807	774,689
Otter Tail Corporation	15,975	765,203
Portland General Electric Company	28,223	1,287,251
Spark Energy Incorporated Class A	46,007	379,558

		3,206,701

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—September 30, 2018 (unaudited)	Wells Fargo Disciplined Small Cap Fund	17

Security name		Shares	Value

Independent Power & Renewable Electricity Producers: 0.63%
Clearway Energy Incorporated		53,281	$1,014,470

Total Common Stocks (Cost $159,659,010)			164,115,487

Exchange-Traded Funds: 0.84%
iShares Russell 2000 Index ETF		8,053	1,357,333

Total Exchange-Traded Funds (Cost $1,327,566)			1,357,333

	Yield
Short-Term Investments: 2.88%

Investment Companies: 2.88%
Securities Lending Cash Investment LLC (l)(r)(u)	2.17%	4,031,036	4,031,440
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.99	612,896	612,896

Total Short-Term Investments (Cost $4,644,336)			4,644,336

Total investments in securities (Cost $165,630,912)	105.39%	170,117,156
Other assets and liabilities, net	(5.39)	(8,696,955)

Total net assets	100.00%	$161,420,201

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT	Real estate investment trust

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	13,754,682	42,419,809	52,143,455	4,031,036	$(79)	$0	$33,397	$4,031,440
Wells Fargo Government Money Market Fund Select Class	14,793,357	30,574,783	44,755,244	612,896	0	0	54,889	612,896

					$(79)	$0	$88,286	$4,644,336	2.88%

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Disciplined Small Cap Fund	Statement of assets and liabilities—September 30, 2018 (unaudited)

Assets
Investments in unaffiliated securities (including $3,092,715 of securities loaned), at value (cost $160,986,576)	$165,472,820
Investments in affiliated securities, at value (cost $4,644,336)	4,644,336
Receivable for investments sold	11,784,100
Receivable for Fund shares sold	80,249
Receivable for dividends	144,949
Receivable for securities lending income	2,293
Prepaid expenses and other assets	44,581

Total assets	182,173,328

Liabilities
Payable for investments purchased	11,728,865
Payable for Fund shares redeemed	4,876,326
Payable upon receipt of securities loaned	4,030,149
Management fee payable	50,919
Administration fees payable	17,432
Trustees’ fees and expenses payable	1,673
Accrued expenses and other liabilities	47,763

Total liabilities	20,753,127

Total net assets	$161,420,201

NET ASSETS CONSIST OF
Paid-in capital	$81,050,699
Total distributable earnings	80,369,502

Total net assets	$161,420,201

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$26,060
Shares outstanding – Class A1	1,092
Net asset value per share – Class A	$23.86
Maximum offering price per share – Class A2	$25.32
Net assets – Class R6	$9,720,020
Shares outstanding – Class R6[1]	404,633
Net asset value per share – Class R6	$24.02
Net assets – Administrator Class	$82,633,528
Shares outstanding – Administrator Class[1]	3,461,957
Net asset value per share – Administrator Class	$23.87
Net assets – Institutional Class	$69,040,593
Shares outstanding – Institutional Class[1]	2,878,537
Net asset value per share – Institutional Class	$23.98

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended September 30, 2018 (unaudited)	Wells Fargo Disciplined Small Cap Fund	19

Investment income
Dividends (net of foreign withholding taxes of $1,600)	$989,457
Income from affiliated securities	88,286

Total investment income	1,077,743

Expenses
Management fee	602,222
Administration fees
Class A	9 [1]
Class R6	2,937
Administrator Class	58,859
Institutional Class	45,484
Shareholder servicing fees
Class A	11 [1]
Administrator Class	112,740
Custody and accounting fees	9,508
Professional fees	23,930
Registration fees	40,255
Shareholder report expenses	20,974
Trustees’ fees and expenses	11,822
Other fees and expenses	6,886

Total expenses	935,637
Less: Fee waivers and/or expense reimbursements	(140,039)

Net expenses	795,598

Net investment income	282,145

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	42,164,176
Affiliated securities	(79)

Net realized gains on investments	42,164,097
Net change in unrealized gains (losses) on investments	(31,599,934)

Net realized and unrealized gains (losses) on investments	10,564,163

Net increase in net assets resulting from operations	$10,846,308

[1]	For the period from July 31, 2018 (commencement of operations) to September 30, 2018

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Disciplined Small Cap Fund	Statement of changes in net assets

	Six months ended September 30, 2018 (unaudited)		Year ended March 31, 2018[1]

Operations
Net investment income		$282,145		$502,956
Net realized gains on investments		42,164,097		54,267,385
Net change in unrealized gains (losses) on investments		(31,599,934)		(28,401,505)

Net increase in net assets resulting from operations		10,846,308		26,368,836

Distributions to shareholders
Class R6		0		(265,386)
Administrator Class		0		(27,391,629)
Institutional Class		0		(10,224,030)

Total distributions to shareholders		0		(37,881,045)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,092 [2]	25,900 [2]	N/A	N/A
Class R6	163,876	3,793,304	1,016,892	23,696,710
Administrator Class	151,341	3,583,399	1,003,396	24,583,627
Institutional Class	261,250	6,210,650	1,609,570	39,079,106

		13,613,253		87,359,443

Reinvestment of distributions
Class R6	0	0	11,427	261,336
Administrator Class	0	0	1,202,741	27,387,299
Institutional Class	0	0	386,831	8,839,448

		0		36,488,083

Payment for shares redeemed
Class R6	(814,089)	(19,341,873)	(41,737)	(978,591)
Administrator Class	(751,794)	(17,783,045)	(7,857,302)	(184,787,406)
Institutional Class	(381,829)	(9,088,816)	(1,280,303)	(30,434,668)

		(46,213,734)		(216,200,665)

Net decrease in net assets resulting from capital share transactions		(32,600,481)		(92,353,139)

Total decrease in net assets		(21,754,173)		(103,865,348)

Net assets
Beginning of period		183,174,374		287,039,722

End of period		$161,420,201		$183,174,374

[1]

Effective for all filings after November 4, 2018, the SEC prospectively eliminated the requirements to parenthetically disclose undistributed net investment income at the end of the period and to disaggregate distributions to shareholders between distributions from net investment income and distributions from realized gains. Undistributed net investment income at March 31, 2018 was $168,078. The disaggregated distributions information for the year ended March 31, 2018 is included in Note 7, Distributions to Shareholders, in the notes to the financial statements.

[2]	For the period from July 31, 2018 (commencement of class operations) to September 30, 2018

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Disciplined Small Cap Fund	21

(For a share outstanding throughout the period)

CLASS A	Period ended September 30, 2018[1]
Net asset value, beginning of period	$23.70
Net investment income	0.03
Net realized and unrealized gains (losses) on investments	0.13

Total from investment operations	0.16
Net asset value, end of period	$23.86
Total return[2]	0.68%
Ratios to average net assets (annualized)
Gross expenses	1.08%
Net expenses	0.92%
Net investment income	0.68%
Supplemental data
Portfolio turnover rate	122%
Net assets, end of period (000s omitted)	$26

[1]	For the period from July 31, 2018 (commencement of class operations) to September 30, 2018

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Disciplined Small Cap Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2018 (unaudited)	Year ended March 31
CLASS R6		2018	2017[1]
Net asset value, beginning of period	$22.63	$23.82	$22.43
Net investment income	0.11	0.07	0.14
Net realized and unrealized gains (losses) on investments	1.28	2.08	3.32

Total from investment operations	1.39	2.15	3.46
Distributions to shareholders from
Net investment income	0.00	(0.06)	(0.14)
Net realized gains	0.00	(3.28)	(1.93)

Total distributions to shareholders	0.00	(3.34)	(2.07)
Net asset value, end of period	$24.02	$22.63	$23.82
Total return[2]	6.10%	8.95%	15.63%
Ratios to average net assets (annualized)
Gross expenses	0.85%	1.06%	0.92%
Net expenses	0.69%	0.85%	0.85%
Net investment income	0.46%	0.14%	0.67%
Supplemental data
Portfolio turnover rate	122%	48%	73%
Net assets, end of period (000s omitted)	$9,720	$23,871	$1,626

[1]	For the period from October 31, 2016 (commencement of class operations) to March 31, 2017

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Disciplined Small Cap Fund	23

(For a share outstanding throughout each period)

	Six months ended September 30, 2018 (unaudited)	Year ended March 31					Year ended October 31, 2013
ADMINISTRATOR CLASS		2018	2017	2016	2015	2014[1]
Net asset value, beginning of period	$22.53	$23.79	$21.15	$25.19	$37.93	$42.43	$34.45
Net investment income	0.03	0.06	0.08 [2]	0.06	0.02	0.02	0.11
Net realized and unrealized gains (losses) on investments	1.31	2.00	4.56	(1.24)	3.13	2.33	10.48

Total from investment operations	1.34	2.06	4.64	(1.18)	3.15	2.35	10.59
Distributions to shareholders from
Net investment income	0.00	(0.04)	(0.07)	(0.02)	0.00	(0.02)	(0.08)
Net realized gains	0.00	(3.28)	(1.93)	(2.84)	(15.89)	(6.83)	(2.53)

Total distributions to shareholders	0.00	(3.32)	(2.00)	(2.86)	(15.89)	(6.85)	(2.61)
Net asset value, end of period	$23.87	$22.53	$23.79	$21.15	$25.19	$37.93	$42.43
Total return[3]	5.95%	8.52%	22.13%	(4.39)%	11.75%	6.26%	33.19%
Ratios to average net assets (annualized)
Gross expenses	1.17%	1.30%	1.28%	1.29%	1.24%	1.24%	1.22%
Net expenses	1.02%	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%
Net investment income	0.18%	0.12%	0.36%	0.25%	0.06%	0.11%	0.31%
Supplemental data
Portfolio turnover rate	122%	48%	73%	59%	60%	26%	76%
Net assets, end of period (000s omitted)	$82,634	$91,506	$231,039	$264,560	$306,628	$471,330	$705,671

[1]	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Disciplined Small Cap Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2018 (unaudited)	Year ended March 31
INSTITUTIONAL CLASS		2018	2017	2016	2015[1]
Net asset value, beginning of period	$22.61	$23.82	$21.18	$25.22	$39.04
Net investment income	0.05	0.09	0.09	0.16 [2]	0.06
Net realized and unrealized gains (losses) on investments	1.32	2.03	4.61	(1.28)	2.01

Total from investment operations	1.37	2.12	4.70	(1.12)	2.07
Distributions to shareholders from
Net investment income	0.00	(0.05)	(0.13)	(0.08)	0.00
Net realized gains	0.00	(3.28)	(1.93)	(2.84)	(15.89)

Total distributions to shareholders	0.00	(3.33)	(2.06)	(2.92)	(15.89)
Net asset value, end of period	$23.98	$22.61	$23.82	$21.18	$25.22
Total return[3]	6.06%	8.81%	22.43%	(4.12)%	8.68%
Ratios to average net assets (annualized)
Gross expenses	0.92%	1.07%	1.03%	1.05%	0.92%
Net expenses	0.76%	0.95%	0.95%	0.95%	0.92%
Net investment income	0.44%	0.37%	0.56%	0.71%	0.59%
Supplemental data
Portfolio turnover rate	122%	48%	73%	59%	60%
Net assets, end of period (000s omitted)	$69,041	$67,798	$54,375	$263	$11

[1]	For the period from October 31, 2014 (commencement of class operations) to March 31, 2015

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Disciplined Small Cap Fund	25

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Disciplined Small Cap Fund (the “Fund”), (formerly, Wells Fargo Small Cap Opportunities Fund) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned

26	Wells Fargo Disciplined Small Cap Fund	Notes to financial statements (unaudited)

and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund, if any, is included in income from affiliated securities on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.

Distributions to shareholders

Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of September 30, 2018, the aggregate cost of all investments for federal income tax purposes was $166,285,457 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$11,363,433
Gross unrealized losses	(7,531,734)
Net unrealized gains	$3,831,699

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

Notes to financial statements (unaudited)	Wells Fargo Disciplined Small Cap Fund	27

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Communication services	$2,822,972	$0	$0	$2,822,972
Consumer discretionary	21,220,434	0	0	21,220,434
Consumer staples	4,520,865	0	0	4,520,865
Energy	9,348,382	0	0	9,348,382
Financials	28,705,393	0	0	28,705,393
Health care	28,340,769	0	0	28,340,769
Industrials	24,722,584	0	0	24,722,584
Information technology	22,498,820	0	0	22,498,820
Materials	7,817,479	0	0	7,817,479
Real estate	9,896,618	0	0	9,896,618
Utilities	4,221,171	0	0	4,221,171

Exchange-traded funds	1,357,333	0	0	1,357,333

Short-term investments
Investment companies	612,896	4,031,440	0	4,644,336
Total assets	$166,085,716	$4,031,440	$0	$170,117,156

At September 30, 2018, the Fund did not have any transfers into/out of Level 3.

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.50% and declining to 0.43% as the average daily net assets of the Fund increase. Prior to June 27, 2018, Funds Management received a fee at an annual rate which started at 0.85% and declined to 0.71% as the average daily net assets of the Fund increased. For the six months ended September 30, 2018, the management fee was equivalent to an annual rate of 0.67% of the Fund’s average daily net assets.

28	Wells Fargo Disciplined Small Cap Fund	Notes to financial statements (unaudited)

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.25% as the average daily net assets of the Fund increase. Prior to June 27, 2018, Schroder Investment Management North America Inc., which is not an affiliate of Funds Management, was the subadviser to the Fund and was entitled to receive a fee from Funds Management at an annual rate which started at 0.50% and declined to 0.45% as the average daily net assets of the Fund increased.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A	0.21%
Class R6	0.03
Administrator Class, Institutional Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund level expenses on a proportionate basis and then from class specific expenses; otherwise, waivers and/or reimbursements are applied against class specific expenses before fund level expenses. Funds Management has committed to waive fees and/or reimburse expenses to the extent necessary to cap expenses as follows:

	Expense ratio cap	Expiration date
Class A	0.93%	July 31, 2020
Class R6	0.50%	July 31, 2019
Administrator Class	0.85%	July 31, 2019
Institutional Class	0.60%	July 31, 2019

After the expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Prior to June 27, 2018, the Fund’s expenses were capped at 0.85% for Class R6 shares, 1.20% for Administrator Class shares, and 0.95% for Institutional Class shares.

Sales charges

Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor did not receive any front-end or contingent deferred sales charges from Class A shares for the six months ended September 30, 2018.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended September 30, 2018 were $209,032,213 and $221,934,408, respectively.

Notes to financial statements (unaudited)	Wells Fargo Disciplined Small Cap Fund	29

6. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended September 30, 2018, there were no borrowings by the Fund under the agreement.

7. DISTRIBUTIONS TO SHAREHOLDERS

Beginning October 2018, the Securities and Exchange Commission eliminated the requirement to separately state the components of distributions to shareholders. The amounts of distributions to shareholders for the year ended March 31, 2018 were as follows:

	Net investment income	Net realized gains
Class R6	$5,027	$260,359
Administrator Class	339,109	27,052,520
Institutional Class	183,973	10,040,057

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has early adopted the removal and modification disclosures, as permitted, and will adopt the additional new disclosures at the effective date.

30	Wells Fargo Disciplined Small Cap Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

SPECIAL MEETING OF SHAREHOLDERS

On June 22, 2018, a Special Meeting of Shareholders for the Fund was held to consider the following proposal. The results of the proposal are indicated below.

Proposal – To consider and act upon a new investment sub-advisory agreement with Wells Capital Management Incorporated:

Shares voted “For”	2,874,861
Shares voted “Against”	546,337
Shares voted “Abstain”	681,371

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Disciplined Small Cap Fund	31

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 153 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2009	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

32	Wells Fargo Disciplined Small Cap Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Fund complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	N/A
Pamela Wheelock (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently the Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Other information (unaudited)	Wells Fargo Disciplined Small Cap Fund	33

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
Alexander Kymn[3] (Born 1973)	Secretary, since 2018; Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 76 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 77 funds and Assistant Treasurer of 76 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

[3]	Alexander Kymn became the Secretary and Chief Legal Officer effective April 17, 2018.

34	Wells Fargo Disciplined Small Cap Fund	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Wells Fargo Disciplined Small Cap Fund

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 22-23, 2018 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Disciplined Small Cap Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Schroder Investment Management North America Inc. (the “Sub-Adviser”). The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2018, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2018. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Wells Fargo Asset Management (“WFAM”), of which Funds Management is a part, a summary of investments made in the business of WFAM, a summary of certain organizational and personnel changes involving Funds Management, and a description of Funds Management’s and the Sub-Adviser’s business continuity planning programs and of their approaches to data privacy and cybersecurity. The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Other information (unaudited)	Wells Fargo Disciplined Small Cap Fund	35

Fund investment performance and expenses

The Board considered the investment performance results for the Fund over various time periods ended December 31, 2017. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than the average performance of the Universe for all periods under review. The Board also noted that the investment performance of the Fund was higher than its benchmark index, the Russell 2000 Index, for all periods under review.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups for each share class.

The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the other funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than or in range of the sum of these average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. The Board considered this amount in comparison to the median amount retained by advisers to funds in a sub-advised expense universe that was determined by Broadridge to be similar to the Fund. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. The Board also considered that the sub-advisory fees paid to the Sub-Adviser had been negotiated by Funds Management on an arm’s length basis.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo & Co. (“Wells Fargo”) as a whole, from providing services to the Fund and the fund family as a whole. Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and recent enhancements

36	Wells Fargo Disciplined Small Cap Fund	Other information (unaudited)

made to the methodology. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. The Board did not consider profitability with respect to the Sub-Adviser, as the sub-advisory fees paid to the Sub-Adviser had been negotiated by Funds Management on an arm’s-length basis.

Based on its review, the Board did not deem the profits reported by Funds Management, WFAM or Wells Fargo from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

The Board considered the extent to which Funds Management may experience economies of scale in the provision of management services, and the extent to which scale benefits, if any, would be shared with shareholders. In particular, the Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that in addition to management fee breakpoints, competitive management fee rates set at the outset without regard to breakpoints and fee waiver and expense reimbursement arrangements, as well as investments in the business intended to enhance services available to Fund shareholders, are means of sharing potential economies of scale with shareholders of the Fund.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management, the Sub-Adviser, and their affiliates as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and its affiliate from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management, the Sub-Adviser, and their affiliates were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

Appendix A (unaudited)	Wells Fargo Disciplined Small Cap Fund	37

SALES CHARGE REDUCTIONS AND WAIVERS FOR CERTAIN INTERMEDIARIES

Ameriprise

Effective June 1, 2018, shareholders purchasing Fund shares through an Ameriprise Financial platform or account will be eligible only for the following Class A load waivers (front-end sales charge waivers), which may differ from those disclosed elsewhere in the Fund’s prospectus or Statement of Additional Information.

Front-end Sales Load Waivers on Class A Shares Available at Ameriprise Financial

•

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

•	Shares purchased through an Ameriprise Financial investment advisory program (if an Advisory or similar share class for such investment advisory program is not available)

•

Shares purchased by third party investment advisors on behalf of their advisory clients through Ameriprise Financial’s platform (if an Advisory or similar share class for such investment advisory program is not available)

•	Shares purchased through reinvestment of distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the same fund family)

•

Shares exchanged from Class C shares of the same fund in the month of or following the 10-year anniversary of the purchase date. To the extent that the Fund’s prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that the Fund’s prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load-waived shares, that waiver will also apply to such exchanges.

•	Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members

•

Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement). Subject to the Fund’s policy regarding frequent purchases and redemptions of Fund shares, you may not be able to repurchase shares for the first 30 days after your redemption.

Automatic Exchange of Class C Shares Available at Ameriprise Financial

•	Class C shares will automatically exchange to Class A shares in the month of the 10-year anniversary of the purchase date.

Merrill Lynch

Effective April 10, 2017, shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s prospectus or Statement of Additional Information.

Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch

•

Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

•	Shares purchased by or through a 529 Plan

•	Shares purchased through a Merrill Lynch affiliated investment advisory program

38	Wells Fargo Disciplined Small Cap Fund	Appendix A (unaudited)
•	Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform

•	Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

•	Shares exchanged from Class C (i.e. level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date

•

Employees and registered representatives of Merrill Lynch or its affiliates and their family members, as defined by Merrill Lynch, which may differ from the definition of family member in the Fund’s prospectus.

•	Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in the Fund’s prospectus

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement). Subject to the Fund’s policy regarding frequent purchases and redemptions of Fund shares, you may not be able to repurchase shares for the first 30 days after your redemption.

CDSC Waivers on A, B and C Shares available at Merrill Lynch

•	Death or disability of the shareholder

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus

•	Return of excess contributions from an IRA Account

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½

•	Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch

•	Shares acquired through a right of reinstatement

•	Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms (applicable to A and C shares only)

Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent

•	Breakpoints as described in the Fund’s prospectus

•

Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

•	Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)

Morgan Stanley

Effective on or about July 1, 2018, shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following Class A load waivers (front-end sales charge waivers), which may differ from and be more limited than those disclosed in the Fund’s prospectus or Statement of Additional Information.

Front-end Sales Load Waivers on Class A Shares Available at Morgan Stanley

•

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

•	Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules

•	Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund

•	Shares purchased through a Morgan Stanley self-directed brokerage account

Appendix A (unaudited)	Wells Fargo Disciplined Small Cap Fund	39
•

Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are exchanged to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class exchange program.

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge. This waiver is subject to the Fund’s policy regarding frequent purchases and redemption of Fund shares, as discussed under “Account Information—Frequent Purchases and Redemptions of Fund Shares” in the Fund’s prospectus.

Raymond James & Associates, Inc., Raymond James Financial Services & Raymond James affiliates (“Raymond James”)

Effective on or about March 1, 2019, shareholders purchasing Fund shares through a Raymond James platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.

Front-end Sales Load Waivers on Class A shares Available at Raymond James

•	Shares purchased in an investment advisory program.

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

•	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

•

A shareholder in the fund’s Class C shares will have their shares automatically exchanged at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the exchange is in line with the policies and procedures of Raymond James.

CDSC Waivers on Class A and C Shares Available at Raymond James

•	Death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.

•	Return of excess contributions from an IRA Account.

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½ as described in the Fund’s prospectus.

•	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

•	Shares acquired through a right of reinstatement.

Front-end Load Discounts Available at Raymond James: Breakpoints, and/or Rights of Accumulation

•	Breakpoints as described in the Fund’s Prospectus.

•

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker/dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2018 Wells Fargo Funds Management, LLC. All rights reserved.

317298 11-18 SA243/SAR243 09-18

Semi-Annual Report

September 30, 2018

Wells Fargo Small Cap Value Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of September 30, 2018, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Small Cap Value Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

The second and third quarters of 2018 were characterized by growing economic and investment activity in the U.S.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Small Cap Value Fund for the six-month period that ended September 30, 2018. The second and third quarters of 2018 were characterized by growing economic and investment activity in the U.S. In contrast, economies overseas were restrained as geopolitical tensions and rising interest rates diverted investor interest in those markets.

For the period, U.S. stocks, as measured by the S&P 500 Index,1 gained 11.41% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 lost 1.93%. Based on the MSCI EM Index (Net),3 emerging market stocks lost 8.97%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 lost 0.14% while the Bloomberg Barclays Global Aggregate ex-USD Index5 fell 6.42%. The Bloomberg Barclays Municipal Bond Index6 added 0.72%, and the ICE BofAML U.S. High Yield Index7 was up 3.46%.

Global trade tensions escalated during the second quarter.

During the second quarter of 2018, the U.S. government imposed tariffs, and foreign governments in North America, Europe, and Asia retaliated. The actions marked the initialization of trade tensions that would escalate during the next six months. The increasing tensions chilled investment activity as observers awaited signals of next steps.

Meanwhile, inflation continued an upward trend. The CPI-U8 added 0.1% in June after an increase of 0.2% in both April and May. On a year-over-year basis, the all-items index rose 2.9% for the 12 months that ended June 30, 2018. The index for all items less food and energy rose 2.3% for the same 12-month period.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure large- and mid-cap equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 24 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2018. ICE Data Indices, LLC. All rights reserved.

[8]

The Consumer Price Index for All Urban Consumers (CPI-U) measures the changes in the price of a basket of goods and services purchased by urban consumers. The urban consumer population is deemed by many as a better representative measure of the general public because close to 90% of the country’s population lives in highly populated areas. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Small Cap Value Fund	3

U.S. stocks gained while international stocks and bonds declined during the summer of 2018.

The U.S. economy strengthened during the summer months. Revised second-quarter gross domestic product data released in August showed the U.S. economy growing at a 4.2% rate. After ticking up slightly in June, the unemployment rate in the U.S. was 3.9% in July and August, according to the U.S. Department of Labor. Wages showed more consistent growth, and consumer confidence remained strong.

Several U.S. equity market indices reached records during August, with the S&P 500 Index gaining 7.76% for the three-month period that ended August 31, 2018. International stock values continued to suffer under the effects of a strong U.S. dollar and continuing trade tensions. The MSCI ACWI ex USA Index (Net) and the MSCI EM Index (Net) were down 4.70% and 1.64%, during the same three-month period.

The U.S. Federal Reserve (Fed) increased the federal funds rate in June, and expectations grew that two more rate increases were in the offing in 2018. Long-term interest rates in the U.S. remained at higher levels relative to the prior 10 years. Rates on 10-year and 30-year Treasury bonds—2.74% and 2.97%, respectively, on March 31, 2018—were 3.05% and 3.19%, respectively, on September 30, off their peak levels on May 17, 2018, of 3.11% and 3.25%, respectively. Some investors became more aware of and concerned about the potential for an inverted yield curve—sometimes a recession signal—as short-term rates increased more quickly than long-term rates. The Fed decided to forgo an interest rate increase at its August meeting.

Internationally, members of Prime Minister Theresa May’s U.K./Brexit negotiating team resigned amid unproductive negotiations. In early August, the Bank of England’s Monetary Policy Committee increased its key interest rate to 0.75%. Central banks in Europe and Japan maintained low interest rates and accommodative monetary policies. Amid rising trade uncertainty, the People’s Bank of China cut reserve requirement ratios and accelerated infrastructure spending and tax cuts for business enterprises and individuals. Nevertheless, a strengthening U.S. dollar and the trade tensions remained headwinds for investors overseas.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

The U.S. economy strengthened during the summer months.

4	Wells Fargo Small Cap Value Fund	Letter to shareholders (unaudited)

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Notice to shareholders

At a meeting held on August 14-15, 2018, the Board of Trustees of the Fund approved the following policy which will be effective on or about February 5, 2019:

Class C shares will convert automatically into Class A shares ten years after the initial date of purchase or, if you acquired your Class C shares through an exchange or conversion from another share class, ten years after the date you acquired your Class C shares. When Class C shares that you acquired through a purchase or exchange convert, any other Class C shares that you purchased with reinvested dividends and distributions also will convert into Class A shares on a pro rata basis. A shorter holding period may also apply depending on your intermediary. Please see “Appendix A—Sales Charge Reductions and Waivers for Certain Intermediaries” in the Fund’s prospectus or at the end of this report.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222.

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6	Wells Fargo Small Cap Value Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Erik C. Astheimer

Michael Schneider, CFA®

Average annual total returns (%) as of September 30, 20181

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (SMVAX)	11-30-2000	(2.04)	6.18	8.06	3.95	7.45	8.70	1.34	1.29
Class C (SMVCX)	11-30-2000	2.24	6.66	7.90	3.24	6.66	7.90	2.09	2.04
Class R6 (SMVRX)	6-28-2013	–	–	–	4.36	7.94	9.19	0.91	0.84
Administrator Class (SMVDX)	7-30-2010	–	–	–	4.18	7.67	8.95	1.26	1.09
Institutional Class (WFSVX)	7-31-2007	–	–	–	4.36	7.88	9.16	1.01	0.89
Russell 2000® Value Index[4]	–	–	–	–	9.33	9.91	9.52	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Small Cap Value Fund	7

Ten largest holdings (%) as of September 30, 2018[5]
Randgold Resources Limited ADR	4.00
National General Holdings Corporation	3.52
IBERIABANK Corporation	3.21
The Bancorp Incorporated	3.18
Navigator Holdings Limited	2.98
OSI Systems Incorporated	2.76
Sterling Bancorp	2.52
BankUnited Incorporated	2.38
Cray Incorporated	2.34
Freightcar America Incorporated	2.24

Sector distribution as of September 30, 2018[6]

[1]

Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns for Class R6 shares would be higher. Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares and has been adjusted to reflect the higher expenses applicable to Administrator Class shares.

[2]

Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[3]

The manager has contractually committed through July 31, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 1.28% for Class A, 2.03% for Class C, 0.83% for Class R6, 1.08% for Administrator Class, and 0.88% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[4]	The Russell 2000® Value Index measures the performance of those Russell 2000 companies with lower price/book ratios and lower forecasted growth values. You cannot invest directly in an index.

[5]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

8	Wells Fargo Small Cap Value Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from April 1, 2018 to September 30, 2018.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 4-1-2018	Ending account value 9-30-2018	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,028.67	$6.51	1.28%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.65	$6.48	1.28%
Class C
Actual	$1,000.00	$1,025.95	$10.31	2.03%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.89	$10.25	2.03%
Class R6
Actual	$1,000.00	$1,031.32	$4.23	0.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.91	$4.20	0.83%
Administrator Class
Actual	$1,000.00	$1,029.99	$5.50	1.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.65	$5.47	1.08%
Institutional Class
Actual	$1,000.00	$1,030.83	$4.48	0.88%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.66	$4.46	0.88%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—September 30, 2018 (unaudited)	Wells Fargo Small Cap Value Fund	9

Security name	Shares	Value

Common Stocks: 98.77%

Communication Services: 1.07%

Diversified Telecommunication Services: 1.07%
Iradium Communications Incorporated †	247,700	$5,573,250

Consumer Discretionary: 7.50%

Hotels, Restaurants & Leisure: 2.81%
Bloomin’ Brands Incorporated	68,000	1,345,720
Century Casinos Incorporated †	1,402,400	10,461,904
Scientific Games Corporation Class A †	99,000	2,514,600
The Wendy’s Company	20,600	353,084

		14,675,308

Household Durables: 4.23%
Cavco Industries Incorporated †	28,255	7,148,515
Nobility Homes Incorporated	89,800	2,195,610
Skyline Champion Corporation	100,300	2,865,571
Taylor Morrison Home Corporation Class A †	181,000	3,265,240
The New Home Company Incorporated †	819,300	6,603,558

		22,078,494

Leisure Products: 0.42%
Vista Outdoor Incorporated †	123,400	2,207,626

Textiles, Apparel & Luxury Goods: 0.04%
G-III Apparel Group Limited †	4,000	192,760

Consumer Staples: 0.38%

Food Products: 0.38%
Amira Nature Foods Limited †	1,187,100	2,006,199

Energy: 8.94%

Energy Equipment & Services: 3.37%
CARBO Ceramics Incorporated †	655,600	4,753,100
Newpark Resources Incorporated †	544,200	5,632,470
Parker Drilling Company †	51,266	152,773
Smart Sand Incorporated †	466,300	1,916,493
Tidewater Incorporated †	164,700	5,136,993

		17,591,829

Oil, Gas & Consumable Fuels: 5.57%
Navigator Holdings Limited †	1,284,402	15,541,264
Oasis Petroleum Incorporated †	367,200	5,206,896
Paramount Resources Limited Class A †	266,500	3,087,056
Range Resources Corporation	306,100	5,200,639

		29,035,855

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Small Cap Value Fund	Portfolio of investments—September 30, 2018 (unaudited)

Security name	Shares	Value

Financials: 32.20%

Banks: 23.38%
Ameris Bancorp	135,300	$6,183,210
BankUnited Incorporated	351,100	12,428,940
CenterState Banks Incorporated	404,000	11,332,200
First Horizon National Corporation	586,300	10,119,538
Hanmi Financial Corporation	194,900	4,853,010
Hilltop Holdings Incorporated	217,500	4,386,975
Hope Bancorp Incorporated	708,700	11,459,679
IBERIABANK Corporation	206,000	16,758,100
LegacyTexas Financial Group	215,500	9,180,300
OFG Bancorp	184,400	2,978,060
Sterling Bancorp	597,100	13,136,200
The Bancorp Incorporated †	1,732,000	16,609,880
Valley National Bancorp	229,600	2,583,000

		122,009,092

Consumer Finance: 0.66%
Enova International Incorporated †	119,700	3,447,360

Insurance: 5.12%
First Acceptance Corporation †	83,100	95,731
James River Group Holdings Limited	193,700	8,255,494
National General Holdings Corporation	683,900	18,355,876

		26,707,101

Mortgage REITs: 0.25%
Redwood Trust Incorporated	80,500	1,307,320

Thrifts & Mortgage Finance: 2.79%
Axos Financial Incorporated †	49,000	1,685,110
Essent Group Limited †	178,500	7,898,625
NMI Holdings Incorporated Class A †	219,400	4,969,410

		14,553,145

Health Care: 6.11%

Health Care Equipment & Supplies: 1.34%
Hologic Incorporated †	42,800	1,753,944
Lantheus Holdings Incorporated †	341,700	5,108,415
OraSure Technologies Incorporated †	6,800	105,060

		6,967,419

Health Care Providers & Services: 2.06%
Cross Country Healthcare Incorporated †	426,500	3,723,345
Tivity Health Incorporated †	218,900	7,037,635

		10,760,980

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—September 30, 2018 (unaudited)	Wells Fargo Small Cap Value Fund	11

Security name	Shares	Value

Health Care Technology: 1.62%
Allscripts Healthcare Solutions Incorporated †	582,300	$8,297,775
Omnicell Incorporated †	2,200	158,180

		8,455,955

Pharmaceuticals: 1.09%
Mallinckrodt plc †	52,300	1,532,913
Prestige Brands Holdings Incorporated †	110,300	4,179,267

		5,712,180

Industrials: 20.38%

Air Freight & Logistics: 1.04%
Atlas Air Worldwide Holdings Incorporated †	84,900	5,412,375

Airlines: 0.40%
Azul SA ADR †	117,950	2,098,331

Building Products: 3.66%
Armstrong Flooring Incorporated †	287,100	5,196,510
Builders FirstSource Incorporated †	714,800	10,493,264
CSW Industrials Incorporated †	62,900	3,377,730

		19,067,504

Commercial Services & Supplies: 4.60%
ABM Industries Incorporated	188,100	6,066,225
ACCO Brands Corporation	982,600	11,103,380
Healthcare Services Group Incorporated	162,900	6,616,998
Hudson Technologies Incorporated †	180,500	231,040

		24,017,643

Construction & Engineering: 1.78%
Bird Construction Incorporated (a)	240,500	1,468,972
IES Holdings Incorporated †	119,700	2,334,150
Tutor Perini Corporation †	290,700	5,465,160

		9,268,282

Machinery: 5.76%
Actuant Corporation Class A	219,700	6,129,630
Freightcar America Incorporated (l)	726,905	11,681,363
Milacron Holdings Corporation †	297,400	6,022,350
Mueller Water Products Incorporated Class A	538,800	6,201,588

		30,034,931

Marine: 0.90%
Seaspan Corporation	564,900	4,705,617

Professional Services: 1.24%
Hill International Incorporated †	1,581,200	6,482,920

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Small Cap Value Fund	Portfolio of investments—September 30, 2018 (unaudited)

Security name	Shares	Value

Trading Companies & Distributors: 1.00%
Applied Industrial Technologies Incorporated	45,500	$3,560,375
BMC Stock Holdings Incorporated †	63,900	1,191,735
Textainer Group Holdings Limited †	38,000	486,400

		5,238,510

Information Technology: 9.05%

Communications Equipment: 2.41%
Finisar Corporation †	354,800	6,758,940
Harmonic Incorporated †	1,058,000	5,819,000

		12,577,940

Electronic Equipment, Instruments & Components: 3.15%
Coherent Incorporated †	11,700	2,014,623
OSI Systems Incorporated †	188,700	14,399,697

		16,414,320

IT Services: 0.47%
Travelport Worldwide Limited	146,000	2,463,020

Technology Hardware, Storage & Peripherals: 3.02%
Cray Incorporated †	568,100	12,214,150
Quantum Corporation †	1,488,300	3,571,920

		15,786,070

Materials: 11.31%

Containers & Packaging: 0.77%
Intertape Polymer Group Incorporated	269,200	4,013,772

Metals & Mining: 10.54%
Agnico Eagle Mines Limited-U.S. Exchange Traded Shares	5,000	171,000
Argonaut Gold Incorporated †	734,600	830,098
Carpenter Technology Corporation	91,400	5,388,030
Eldorado Gold Corporation †	1,242,600	1,097,340
Haynes International Incorporated	194,000	6,887,000
NovaGold Resources Incorporated †	646,000	2,396,660
Olympic Steel Incorporated	27,700	578,099
Randgold Resources Limited ADR	295,700	20,861,635
Royal Gold Incorporated	34,300	2,643,158
Ryerson Holding Corporation †	41,900	473,470
Sandstorm Gold Limited †	2,869,800	10,704,354
Schnitzer Steel Industries Incorporated Class A	31,000	838,550
SSR Mining Incorporated †	188,700	1,643,577
TimkenSteel Corporation †	31,100	462,457

		54,975,428

Real Estate: 1.83%

Equity REITs: 1.83%
UMH Properties Incorporated	611,700	9,566,988

Total Common Stocks (Cost $424,763,061)		515,405,524

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—September 30, 2018 (unaudited)	Wells Fargo Small Cap Value Fund	13

Security name		Shares	Value

Exchange-Traded Funds: 1.28%
SPDR S&P Regional Banking ETF		22,400	$1,331,008
VanEck Vectors Gold Miners ETF		181,451	3,360,473
VanEck Vectors Junior Gold Miners ETF		72,683	1,988,607

Total Exchange-Traded Funds (Cost $7,826,675)			6,680,088

	Yield
Short-Term Investments: 0.20%

Investment Companies: 0.20%
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.99%	1,036,143	1,036,143

Total Short-Term Investments (Cost $1,036,143)			1,036,143

Total investments in securities (Cost $433,625,879)	100.25%	523,121,755
Other assets and liabilities, net	(0.25)	(1,318,764)

Total net assets	100.00%	$521,802,991

†	Non-income-earning security

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt

REIT	Real estate investment trust

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Common Stocks
Financials
Capital Markets
Medley Management Incorporated Class A *	323,400	0	323,400	0	$(3,574,301)	$3,438,521	$121,160	$0
Industrials
Machinery
Freightcar America Incorporated	697,800	29,105	0	726,905	0	1,860,599	0	11,681,363

								11,681,363	2.24%

Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	1,673,791	60,254,026	60,891,674	1,036,143	0	0	34,917	1,036,143	0.20

					$(3,574,301)	$5,299,120	$156,077	$12,717,506	2.44%

*	No longer an affiliate of the Fund at the end of the period.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Small Cap Value Fund	Statement of assets and liabilities—September 30, 2018 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $421,561,642)	$510,404,249
Investments in affiliated securities, at value (cost $12,064,237)	12,717,506
Cash	1,021,243
Receivable for investments sold	171,611
Receivable for Fund shares sold	155,875
Receivable for dividends	247,814
Prepaid expenses and other assets	67,181

Total assets	524,785,479

Liabilities
Payable for investments purchased	1,860,841
Payable for Fund shares redeemed	508,321
Management fee payable	330,966
Administration fees payable	83,123
Distribution fee payable	13,881
Trustees’ fees and expenses payable	2,340
Accrued expenses and other liabilities	183,016

Total liabilities	2,982,488

Total net assets	$521,802,991

NET ASSETS CONSIST OF
Paid-in capital	$333,612,753
Total distributable earnings	188,190,238

Total net assets	$521,802,991

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$418,932,107
Shares outstanding – Class A1	23,825,581
Net asset value per share – Class A	$17.58
Maximum offering price per share – Class A2	$18.65
Net assets – Class C	$21,972,130
Shares outstanding – Class C1	1,853,297
Net asset value per share – Class C	$11.86
Net assets – Class R6	$42,023,489
Shares outstanding – Class R6[1]	2,199,717
Net asset value per share – Class R6	$19.10
Net assets – Administrator Class	$9,334,657
Shares outstanding – Administrator Class[1]	494,204
Net asset value per share – Administrator Class	$18.89
Net assets – Institutional Class	$29,540,608
Shares outstanding – Institutional Class[1]	1,549,457
Net asset value per share – Institutional Class	$19.07

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended September 30, 2018 (unaudited)	Wells Fargo Small Cap Value Fund	15

Investment income
Dividends (net of foreign withholding taxes of $15,114)	$2,519,851
Income from affiliated securities	156,077

Total investment income	2,675,928

Expenses
Management fee	2,343,017
Administration fees
Class A	464,839
Class C	25,319
Class R6	6,553
Administrator Class	6,468
Institutional Class	21,087
Shareholder servicing fees
Class A	553,379
Class C	30,142
Administrator Class	12,439
Distribution fee
Class C	90,427
Custody and accounting fees	22,522
Professional fees	27,911
Registration fees	24,293
Shareholder report expenses	49,973
Trustees’ fees and expenses	12,023
Other fees and expenses	13,822

Total expenses	3,704,214
Less: Fee waivers and/or expense reimbursements	(248,387)

Net expenses	3,455,827

Net investment loss	(779,899)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	32,966,532
Affiliated securities	(3,574,301)

Net realized gains on investments	29,392,231

Net change in unrealized gains (losses) on:
Unaffiliated securities	(17,109,203)
Affiliated securities	5,299,120

Net change in unrealized gains (losses) on investments	(11,810,083)

Net realized and unrealized gains (losses) on investments	17,582,148

Net increase in net assets resulting from operations	$16,802,249

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Small Cap Value Fund	Statement of changes in net assets

	Six months ended September 30, 2018 (unaudited)		Year ended March 31, 2018[1]

Operations
Net investment loss		$(779,899)		$(2,802,360)
Net realized gains on investments		29,392,231		316,315,049
Net change in unrealized gains (losses) on investments		(11,810,083)		(259,345,164)

Net increase in net assets resulting from operations		16,802,249		54,167,525

Distributions to shareholders
Class A		0		(139,185,621)
Class C		0		(11,577,587)
Class R6		0		(18,852,432)
Administrator Class		0		(3,280,317)
Institutional Class		0		(59,214,889)

Total distributions to shareholders		0		(232,110,846)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	392,638	7,077,978	1,049,139	20,283,556
Class C	24,853	297,876	82,745	1,093,645
Class R6	67,688	1,329,668	362,552	7,674,684
Administrator Class	28,570	552,183	79,721	1,605,699
Institutional Class	209,676	4,143,355	453,494	9,352,699

		13,401,060		40,010,283

Reinvestment of distributions
Class A	0	0	7,549,312	135,464,919
Class C	0	0	870,426	10,955,100
Class R6	0	0	964,823	18,847,152
Administrator Class	0	0	144,268	2,762,509
Institutional Class	0	0	2,910,455	57,830,989

		0		225,860,669

Payment for shares redeemed
Class A	(2,183,540)	(39,099,404)	(5,792,964)	(110,590,516)
Class C	(343,038)	(4,189,927)	(909,855)	(12,886,548)
Class R6	(225,650)	(4,404,270)	(2,930,324)	(61,212,656)
Administrator Class	(76,226)	(1,468,739)	(251,974)	(5,114,206)
Institutional Class	(428,689)	(8,358,460)	(19,803,060)	(399,900,378)

		(57,520,800)		(589,704,304)

Net decrease in net assets resulting from capital share transactions		(44,119,740)		(323,833,352)

Total decrease in net assets		(27,317,491)		(501,776,673)

Net assets
Beginning of period		549,120,482		1,050,897,155

End of period		$521,802,991		$549,120,482

[1]

Effective for all filings after November 4, 2018, the SEC prospectively eliminated the requirements to parenthetically disclose undistributed net investment income at the end of the period and to disaggregate distributions to shareholders between distributions from net investment income and distributions from realized gains. Accumulated net investment loss at March 31, 2018 was $666,360. The disaggregated distributions information for the year ended March 31, 2018 is included in Note 7, Distributions to Shareholders, in the notes to the financial statements.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Small Cap Value Fund	17

(For a share outstanding throughout each period)

	Six months ended September 30, 2018 (unaudited)	Year ended March 31					Year ended October 31, 2013
CLASS A		2018	2017	2016	2015	2014[1]
Net asset value, beginning of period	$17.09	$21.68	$18.84	$27.51	$35.74	$36.33	$32.87
Net investment income (loss)	(0.03)[2]	(0.09)[2]	(0.11)	(0.06)[2]	0.01 [2]	0.18	0.23
Net realized and unrealized gains (losses) on investments	0.52	1.62	5.45	(1.19)	(2.55)	2.71	4.68

Total from investment operations	0.49	1.53	5.34	(1.25)	(2.54)	2.89	4.91
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	(0.13)	(0.11)	(0.24)
Net realized gains	0.00	(6.12)	(2.50)	(7.42)	(5.56)	(3.37)	(1.21)

Total distributions to shareholders	0.00	(6.12)	(2.50)	(7.42)	(5.69)	(3.48)	(1.45)
Net asset value, end of period	$17.58	$17.09	$21.68	$18.84	$27.51	$35.74	$36.33
Total return[3]	2.87%	7.97%	29.92%	(2.90)%	(7.29)%	8.87%	15.67%
Ratios to average net assets (annualized)
Gross expenses	1.36%	1.33%	1.32%	1.36%	1.35%	1.33%	1.33%
Net expenses	1.28%	1.28%	1.28%	1.28%	1.29%	1.30%	1.30%
Net investment income (loss)	(0.31)%	(0.47)%	(0.48)%	(0.27)%	0.02%	1.26%	0.72%
Supplemental data
Portfolio turnover rate	19%	36%	31%	16%	9%	7%	18%
Net assets, end of period (000s omitted)	$418,932	$437,704	$494,607	$441,679	$289,669	$443,671	$482,677

[1]	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

[2]	Calculated based upon average shares outstanding

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Small Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2018 (unaudited)	Year ended March 31					Year ended October 31, 2013
CLASS C		2018	2017	2016	2015	2014[1]
Net asset value, beginning of period	$11.56	$16.67	$15.09	$23.80	$31.89	$32.77	$29.82
Net investment income (loss)	(0.06)[2]	(0.17)[2]	(0.20)[2]	(0.24)[2]	(0.20)[2]	0.07 [2]	(0.02)[2]
Net realized and unrealized gains (losses) on investments	0.36	1.18	4.28	(1.05)	(2.27)	2.42	4.23

Total from investment operations	0.30	1.01	4.08	(1.29)	(2.47)	2.49	4.21
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	(0.06)	0.00	(0.05)
Net realized gains	0.00	(6.12)	(2.50)	(7.42)	(5.56)	(3.37)	(1.21)

Total distributions to shareholders	0.00	(6.12)	(2.50)	(7.42)	(5.62)	(3.37)	(1.26)
Net asset value, end of period	$11.86	$11.56	$16.67	$15.09	$23.80	$31.89	$32.77
Total return[3]	2.60%	7.08%	28.93%	(3.58)%	(8.00)%	8.53%	14.80%
Ratios to average net assets (annualized)
Gross expenses	2.11%	2.08%	2.07%	2.11%	2.10%	2.08%	2.08%
Net expenses	2.03%	2.03%	2.03%	2.03%	2.04%	2.05%	2.05%
Net investment income (loss)	(1.06)%	(1.23)%	(1.23)%	(1.18)%	(0.70)%	0.52%	(0.06)%
Supplemental data
Portfolio turnover rate	19%	36%	31%	16%	9%	7%	18%
Net assets, end of period (000s omitted)	$21,972	$25,111	$35,470	$33,601	$80,969	$105,309	$105,491

[1]	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

[2]	Calculated based upon average shares outstanding

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Small Cap Value Fund	19

(For a share outstanding throughout each period)

	Six months ended September 30, 2018 (unaudited)	Year ended March 31					Year ended October 31, 2013[2]
CLASS R6		2018	2017	2016	2015	2014[1]
Net asset value, beginning of period	$18.52	$22.93	$19.72	$28.29	$36.52	$37.13	$33.69
Net investment income (loss)	0.04	(0.00)[3,4]	(0.01)[3]	0.03 [3]	0.23 [3]	0.35	0.07 [3]
Net realized and unrealized gains (losses) on investments	0.54	1.71	5.72	(1.18)	(2.69)	2.67	3.37

Total from investment operations	0.58	1.71	5.71	(1.15)	(2.46)	3.02	3.44
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	(0.21)	(0.26)	0.00
Net realized gains	0.00	(6.12)	(2.50)	(7.42)	(5.56)	(3.37)	0.00

Total distributions to shareholders	0.00	(6.12)	(2.50)	(7.42)	(5.77)	(3.63)	0.00
Net asset value, end of period	$19.10	$18.52	$22.93	$19.72	$28.29	$36.52	$37.13
Total return[5]	3.13%	8.38%	30.50%	(2.43)%	(6.90)%	9.07%	10.21%
Ratios to average net assets (annualized)
Gross expenses	0.93%	0.90%	0.89%	0.92%	0.87%	0.85%	0.85%
Net expenses	0.83%	0.83%	0.83%	0.83%	0.83%	0.85%	0.85%
Net investment income (loss)	0.14%	(0.01)%	(0.03)%	0.12%	0.72%	2.82%	0.60%
Supplemental data
Portfolio turnover rate	19%	36%	31%	16%	9%	7%	18%
Net assets, end of period (000s omitted)	$42,023	$43,671	$90,809	$92,929	$52,613	$398	$28

[1]	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

[2]	For the period from June 28, 2013 (commencement of class operations) to October 31, 2013

[3]	Calculated based upon average shares outstanding

[4]	Amount is more than $(0.005).

[5]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Small Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2018 (unaudited)	Year ended March 31					Year ended October 31, 2013
ADMINISTRATOR CLASS		2018	2017	2016	2015	2014[1]
Net asset value, beginning of period	$18.34	$22.80	$19.66	$28.30	$36.40	$36.98	$33.45
Net investment income (loss)	(0.01)[2]	(0.06)[2]	(0.07)[2]	(0.06)[2]	0.01 [2]	0.21	0.31
Net realized and unrealized gains (losses) on investments	0.56	1.72	5.71	(1.16)	(2.55)	2.77	4.75

Total from investment operations	0.55	1.66	5.64	(1.22)	(2.54)	2.98	5.06
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	0.00	(0.19)	(0.32)
Net realized gains	0.00	(6.12)	(2.50)	(7.42)	(5.56)	(3.37)	(1.21)

Total distributions to shareholders	0.00	(6.12)	(2.50)	(7.42)	(5.56)	(3.56)	(1.53)
Net asset value, end of period	$18.89	$18.34	$22.80	$19.66	$28.30	$36.40	$36.98
Total return[3]	3.00%	8.18%	30.22%	(2.70)%	(7.16)%	8.97%	15.92%
Ratios to average net assets (annualized)
Gross expenses	1.28%	1.24%	1.24%	1.25%	1.19%	1.17%	1.17%
Net expenses	1.08%	1.08%	1.08%	1.08%	1.09%	1.10%	1.10%
Net investment income (loss)	(0.11)%	(0.28)%	(0.31)%	(0.24)%	0.03%	1.48%	0.87%
Supplemental data
Portfolio turnover rate	19%	36%	31%	16%	9%	7%	18%
Net assets, end of period (000s omitted)	$9,335	$9,936	$12,994	$24,927	$74,820	$711,869	$666,812

[1]	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Small Cap Value Fund	21

(For a share outstanding throughout each period)

	Six months ended September 30, 2018 (unaudited)	Year ended March 31					Year ended October 31, 2013
INSTITUTIONAL CLASS		2018	2017	2016	2015	2014[1]
Net asset value, beginning of period	$18.49	$22.90	$19.71	$28.29	$36.53	$37.12	$33.56
Net investment income (loss)	0.01 [2]	(0.02)[2]	(0.01)[2]	(0.01)[2]	0.17 [2]	0.26	0.38 [2]
Net realized and unrealized gains (losses) on investments	0.57	1.73	5.70	(1.15)	(2.65)	2.76	4.76

Total from investment operations	0.58	1.71	5.69	(1.16)	(2.48)	3.02	5.14
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	(0.20)	(0.24)	(0.37)
Net realized gains	0.00	(6.12)	(2.50)	(7.42)	(5.56)	(3.37)	(1.21)

Total distributions to shareholders	0.00	(6.12)	(2.50)	(7.42)	(5.76)	(3.61)	(1.58)
Net asset value, end of period	$19.07	$18.49	$22.90	$19.71	$28.29	$36.53	$37.12
Total return[3]	3.14%	8.39%	30.41%	(2.46)%	(6.95)%	9.05%	16.15%
Ratios to average net assets (annualized)
Gross expenses	1.03%	0.99%	0.99%	0.99%	0.92%	0.90%	0.90%
Net expenses	0.88%	0.88%	0.88%	0.88%	0.89%	0.90%	0.90%
Net investment income (loss)	0.09%	(0.11)%	(0.06)%	(0.03)%	0.52%	1.66%	1.08%
Supplemental data
Portfolio turnover rate	19%	36%	31%	16%	9%	7%	18%
Net assets, end of period (000s omitted)	$29,541	$32,699	$417,018	$283,728	$1,017,115	$984,881	$1,081,869

[1]	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Small Cap Value Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Small Cap Value Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”)

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On September 30, 2018, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities

Notes to financial statements (unaudited)	Wells Fargo Small Cap Value Fund	23

other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.

Distributions to shareholders

Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of September 30, 2018, the aggregate cost of all investments for federal income tax purposes was $433,426,804 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$133,316,146
Gross unrealized losses	(43,621,195)
Net unrealized gains	$89,694,951

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

24	Wells Fargo Small Cap Value Fund	Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Communication services	$5,573,250	$0	$0	$5,573,250
Consumer discretionary	36,958,578	2,195,610	0	39,154,188
Consumer staples	2,006,199	0	0	2,006,199
Energy	46,627,684	0	0	46,627,684
Financials	168,024,018	0	0	168,024,018
Health care	31,896,534	0	0	31,896,534
Industrials	104,857,141	1,468,972	0	106,326,113
Information technology	47,241,350	0	0	47,241,350
Materials	54,975,428	4,013,772	0	58,989,200
Real estate	9,566,988	0	0	9,566,988

Exchange-traded funds	6,680,088	0	0	6,680,088

Short-term investments
Investment companies	1,036,143	0	0	1,036,143
Total assets	$515,443,401	$7,678,354	$0	$523,121,755

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At September 30, 2018, the Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.85% and declining to 0.71% as the average daily net assets of the Fund increase. For the six months ended September 30, 2018, the management fee was equivalent to an annual rate of 0.85% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C	0.21%
Class R6	0.03
Administrator Class, Institutional Class	0.13

Notes to financial statements (unaudited)	Wells Fargo Small Cap Value Fund	25

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund level expenses on a proportionate basis and then from class specific expenses; otherwise, waivers and/or reimbursements are applied against class specific expenses before fund level expenses. Funds Management has committed through July 31, 2019 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.28% for Class A shares, 2.03% for Class C shares, 0.83% for Class R6 shares, 1.08% for Administrator Class shares, and 0.88% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended September 30, 2018, Funds Distributor received $14,760 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended September 30, 2018.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended September 30, 2018 were $101,314,103 and $142,906,702, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended September 30, 2018, there were no borrowings by the Fund under the agreement.

7. DISTRIBUTIONS TO SHAREHOLDERS

Beginning October 2018, the Securities and Exchange Commission eliminated the requirement to separately state the components of distributions to shareholders. The amounts of distributions to shareholders for the year ended March 31, 2018 were as follows:

Net realized gains
Class A	$139,185,621
Class C	11,577,587
Class R6	18,852,432
Administrator Class	3,280,317
Institutional Class	59,214,889

26	Wells Fargo Small Cap Value Fund	Notes to financial statements (unaudited)

8. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

10. REDEMPTION IN-KIND

After the close of business on July 7, 2017, the Fund redeemed assets through an in-kind redemption. In the redemption transaction, the Fund issued securities with a value of $317,068,893 and cash in the amount of $17,087,078. The redemption in-kind by a shareholder of the Institutional Class represented 34% of the Fund and is reflected on the Statement of Changes in Net Assets.

11. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has early adopted the removal and modification disclosures, as permitted, and will adopt the additional new disclosures at the effective date.

Other information (unaudited)	Wells Fargo Small Cap Value Fund	27

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

28	Wells Fargo Small Cap Value Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 153 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2009	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Other information (unaudited)	Wells Fargo Small Cap Value Fund	29

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Fund complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	N/A
Pamela Wheelock (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently the Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

30	Wells Fargo Small Cap Value Fund	Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
Alexander Kymn[3] (Born 1973)	Secretary, since 2018; Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 76 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 77 funds and Assistant Treasurer of 76 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

[3]	Alexander Kymn became the Secretary and Chief Legal Officer effective April 17, 2018.

Other information (unaudited)	Wells Fargo Small Cap Value Fund	31

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Wells Fargo Small Cap Value Fund

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 22-23, 2018 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Small Cap Value Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2018, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2018. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Wells Fargo Asset Management (“WFAM”), of which Funds Management and the Sub-Adviser are a part, a summary of investments made in the business of WFAM, a summary of certain organizational and personnel changes involving Funds Management and the Sub-Adviser, and a description of Funds Management’s and the Sub-Adviser’s business continuity planning programs and of their approaches to data privacy and cybersecurity. The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

32	Wells Fargo Small Cap Value Fund	Other information (unaudited)

Fund investment performance and expenses

The Board considered the investment performance results for the Fund over various time periods ended December 31, 2017. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Class A) was higher than the average investment performance of the Universe for the one- and three-year periods under review, but lower than the average investment performance of the Universe for the five- and ten-year periods under review. The Board also noted that the investment performance of the Fund was higher than its benchmark index, the Russell 2000 Value Index, for the one- and three-year periods under review, but lower than its benchmark index for the five- and ten-year periods under review. The Board took note of the recent performance of the Fund relative to both the Universe and benchmark.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than or equal to the median net operating expense ratios of the expense Groups for all share classes.

The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were in range of the sum of these average rates for the Fund’s expense Groups for all Classes.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo & Co. (“Wells Fargo”) as a whole, from providing services to the Fund and the fund family as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the WFAM and Wells Fargo profitability analysis.

Other information (unaudited)	Wells Fargo Small Cap Value Fund	33

Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and recent enhancements made to the methodology. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management, WFAM or Wells Fargo from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

The Board considered the extent to which Funds Management may experience economies of scale in the provision of management services, and the extent to which scale benefits, if any, would be shared with shareholders. In particular, the Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that in addition to management fee breakpoints, competitive management fee rates set at the outset without regard to breakpoints and fee waiver and expense reimbursement arrangements, as well as investments in the business intended to enhance services available to Fund shareholders, are means of sharing potential economies of scale with shareholders of the Fund.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

34	Wells Fargo Small Cap Value Fund	Appendix A (unaudited)

SALES CHARGE REDUCTIONS AND WAIVERS FOR CERTAIN INTERMEDIARIES

Ameriprise

Effective June 1, 2018, shareholders purchasing Fund shares through an Ameriprise Financial platform or account will be eligible only for the following Class A load waivers (front-end sales charge waivers), which may differ from those disclosed elsewhere in the Fund’s prospectus or Statement of Additional Information.

Front-end Sales Load Waivers on Class A Shares Available at Ameriprise Financial

•

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

•	Shares purchased through an Ameriprise Financial investment advisory program (if an Advisory or similar share class for such investment advisory program is not available)

•

Shares purchased by third party investment advisors on behalf of their advisory clients through Ameriprise Financial’s platform (if an Advisory or similar share class for such investment advisory program is not available)

•	Shares purchased through reinvestment of distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the same fund family)

•

Shares exchanged from Class C shares of the same fund in the month of or following the 10-year anniversary of the purchase date. To the extent that the Fund’s prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that the Fund’s prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load-waived shares, that waiver will also apply to such exchanges.

•	Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members

•

Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement). Subject to the Fund’s policy regarding frequent purchases and redemptions of Fund shares, you may not be able to repurchase shares for the first 30 days after your redemption.

Automatic Exchange of Class C Shares Available at Ameriprise Financial

•	Class C shares will automatically exchange to Class A shares in the month of the 10-year anniversary of the purchase date.

Merrill Lynch

Effective April 10, 2017, shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s prospectus or Statement of Additional Information.

Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch

•

Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

•	Shares purchased by or through a 529 Plan

•	Shares purchased through a Merrill Lynch affiliated investment advisory program

Appendix A (unaudited)	Wells Fargo Small Cap Value Fund	35
•	Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform

•	Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

•	Shares exchanged from Class C (i.e. level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date

•

Employees and registered representatives of Merrill Lynch or its affiliates and their family members, as defined by Merrill Lynch, which may differ from the definition of family member in the Fund’s prospectus.

•	Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in the Fund’s prospectus

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement). Subject to the Fund’s policy regarding frequent purchases and redemptions of Fund shares, you may not be able to repurchase shares for the first 30 days after your redemption.

CDSC Waivers on A, B and C Shares available at Merrill Lynch

•	Death or disability of the shareholder

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus

•	Return of excess contributions from an IRA Account

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½

•	Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch

•	Shares acquired through a right of reinstatement

•	Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms (applicable to A and C shares only)

Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent

•	Breakpoints as described in the Fund’s prospectus

•

Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

•	Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)

Morgan Stanley

Effective on or about July 1, 2018, shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following Class A load waivers (front-end sales charge waivers), which may differ from and be more limited than those disclosed in the Fund’s prospectus or Statement of Additional Information.

Front-end Sales Load Waivers on Class A Shares Available at Morgan Stanley

•

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

•	Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules

•	Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund

•	Shares purchased through a Morgan Stanley self-directed brokerage account

36	Wells Fargo Small Cap Value Fund	Appendix A (unaudited)
•

Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are exchanged to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class exchange program.

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge. This waiver is subject to the Fund’s policy regarding frequent purchases and redemption of Fund shares, as discussed under “Account Information—Frequent Purchases and Redemptions of Fund Shares” in the Fund’s prospectus.

Raymond James & Associates, Inc., Raymond James Financial Services & Raymond James affiliates (“Raymond James”)

Effective on or about March 1, 2019, shareholders purchasing Fund shares through a Raymond James platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.

Front-end Sales Load Waivers on Class A shares Available at Raymond James

•	Shares purchased in an investment advisory program.

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

•	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

•

A shareholder in the fund’s Class C shares will have their shares automatically exchanged at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the exchange is in line with the policies and procedures of Raymond James.

CDSC Waivers on Class A and C Shares Available at Raymond James

•	Death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.

•	Return of excess contributions from an IRA Account.

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½ as described in the Fund’s prospectus.

•	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

•	Shares acquired through a right of reinstatement.

Front-end Load Discounts Available at Raymond James: Breakpoints, and/or Rights of Accumulation

•	Breakpoints as described in the Fund’s Prospectus.

•

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker/dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2018 Wells Fargo Funds Management, LLC. All rights reserved.

317299 11-18 SA244/SAR244 09-18

Semi-Annual Report

September 30, 2018

Wells Fargo Special Small Cap Value Fund

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of September 30, 2018, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Special Small Cap Value Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

The second and third quarters of 2018 were characterized by growing economic and investment activity in the U.S.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Special Small Cap Value Fund for the six-month period that ended September 30, 2018. The second and third quarters of 2018 were characterized by growing economic and investment activity in the U.S. In contrast, economies overseas were restrained as geopolitical tensions and rising interest rates diverted investor interest in those markets.

For the period, U.S. stocks, as measured by the S&P 500 Index,1 gained 11.41% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 lost 1.93%. Based on the MSCI EM Index (Net),3 emerging market stocks lost 8.97%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 lost 0.14% while the Bloomberg Barclays Global Aggregate ex-USD Index5 fell 6.42%. The Bloomberg Barclays Municipal Bond Index6 added 0.72%, and the ICE BofAML U.S. High Yield Index7 was up 3.46%.

Global trade tensions escalated during the second quarter.

During the second quarter of 2018, the U.S. government imposed tariffs, and foreign governments in North America, Europe, and Asia retaliated. The actions marked the initialization of trade tensions that would escalate during the next six months. The increasing tensions chilled investment activity as observers awaited signals of next steps.

Meanwhile, inflation continued an upward trend. The CPI-U8 added 0.1% in June after an increase of 0.2% in both April and May. On a year-over-year basis, the all-items index rose 2.9% for the 12 months that ended June 30, 2018. The index for all items less food and energy rose 2.3% for the same 12-month period.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure large- and mid-cap equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 24 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2018. ICE Data Indices, LLC. All rights reserved.

[8]

The Consumer Price Index for All Urban Consumers (CPI-U) measures the changes in the price of a basket of goods and services purchased by urban consumers. The urban consumer population is deemed by many as a better representative measure of the general public because close to 90% of the country’s population lives in highly populated areas. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Special Small Cap Value Fund	3

U.S. stocks gained while international stocks and bonds declined during the summer of 2018.

The U.S. economy strengthened during the summer months. Revised second-quarter gross domestic product data released in August showed the U.S. economy growing at a 4.2% rate. After ticking up slightly in June, the unemployment rate in the U.S. was 3.9% in July and August, according to the U.S. Department of Labor. Wages showed more consistent growth, and consumer confidence remained strong.

Several U.S. equity market indices reached records during August, with the S&P 500 Index gaining 7.76% for the three-month period that ended August 31, 2018. International stock values continued to suffer under the effects of a strong U.S. dollar and continuing trade tensions. The MSCI ACWI ex USA Index (Net) and the MSCI EM Index (Net) were down 4.70% and 1.64%, during the same three-month period.

The U.S. Federal Reserve (Fed) increased the federal funds rate in June, and expectations grew that two more rate increases were in the offing in 2018. Long-term interest rates in the U.S. remained at higher levels relative to the prior 10 years. Rates on 10-year and 30-year Treasury bonds—2.74% and 2.97%, respectively, on March 31, 2018—were 3.05% and 3.19%, respectively, on September 30, off their peak levels on May 17, 2018, of 3.11% and 3.25%, respectively. Some investors became more aware of and concerned about the potential for an inverted yield curve—sometimes a recession signal—as short-term rates increased more quickly than long-term rates. The Fed decided to forgo an interest rate increase at its August meeting.

Internationally, members of Prime Minister Theresa May’s U.K./Brexit negotiating team resigned amid unproductive negotiations. In early August, the Bank of England’s Monetary Policy Committee increased its key interest rate to 0.75%. Central banks in Europe and Japan maintained low interest rates and accommodative monetary policies. Amid rising trade uncertainty, the People’s Bank of China cut reserve requirement ratios and accelerated infrastructure spending and tax cuts for business enterprises and individuals. Nevertheless, a strengthening U.S. dollar and the trade tensions remained headwinds for investors overseas.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

The U.S. economy strengthened during the summer months.

4	Wells Fargo Special Small Cap Value Fund	Letter to shareholders (unaudited)

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Notice to shareholders

At a meeting held on August 14-15, 2018, the Board of Trustees of the Fund approved the following policy which will be effective on or about February 5, 2019:

Class C shares will convert automatically into Class A shares ten years after the initial date of purchase or, if you acquired your Class C shares through an exchange or conversion from another share class, ten years after the date you acquired your Class C shares. When Class C shares that you acquired through a purchase or exchange convert, any other Class C shares that you purchased with reinvested dividends and distributions also will convert into Class A shares on a pro rata basis. A shorter holding period may also apply depending on your intermediary. Please see “Appendix A—Sales Charge Reductions and Waivers for Certain Intermediaries” in the Fund’s prospectus or at the end of this report.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222.

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6	Wells Fargo Special Small Cap Value Fund	Performance highlights (unaudited)

The Fund is currently closed to most new investors.1

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Robert Rifkin, CFA®

James M. Tringas, CFA®

Bryant VanCronkhite, CFA®, CPA

Average annual total returns (%) as of September 30, 20182

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (ESPAX)	5-7-1993	5.04	10.31	10.20	11.45	11.63	10.85	1.31	1.31
Class C (ESPCX)	12-12-2000	9.62	10.79	10.03	10.62	10.79	10.03	2.06	2.06
Class R (ESPHX)	9-30-2015	–	–	–	11.14	11.36	10.56	1.56	1.56
Class R6 (ESPRX)	10-31-2014	–	–	–	11.94	12.10	11.28	0.88	0.88
Administrator Class (ESPIX)	7-23-1996	–	–	–	11.56	11.81	11.09	1.23	1.20
Institutional Class (ESPNX)	7-30-2010	–	–	–	11.84	12.06	11.26	0.98	0.94
Russell 2000® Value Index[5]	–	–	–	–	9.33	9.91	9.52	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Special Small Cap Value Fund	7

Ten largest holdings (%) as of September 30, 2018[6]
First Citizens BancShares Corporation Class A	2.48%
Neenah Paper Incorporated	2.27%
Dine Brands Global Incorporated	2.21%
Innospec Incorporated	2.05%
UMB Financial Corporation	2.03%
Mueller Industries Incorporated	2.01%
KMG Chemicals Incorporated	1.88%
Eagle Materials Incorporated	1.78%
Simpson Manufacturing Company Incorporated	1.73%
Hawaiian Electric Industries Incorporated	1.68%

Sector distribution as of September 30, 2018[7]

[1]	Please see the Fund’s current Statement of Additional Information for further details.

[2]

Historical performance shown for Class R shares prior to their inception reflects the performance of the Institutional Class shares adjusted to reflect the higher expenses applicable to Class R shares. Historical performance for Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns for Class R6 shares would be higher. Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Administrator Class shares, and includes the higher expenses applicable to Administrator Class shares. If these expenses had not been included, returns for Institutional Class shares would be higher. Historical performance shown for all classes of the Fund prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Special Values Fund.

[3]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[4]

The manager has contractually committed through July 31, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 1.34% for Class A, 2.09% for Class C, 1.59% for Class R, 0.89% for Class R6, 1.20% for Administrator Class, and 0.94% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[5]	The Russell 2000® Value Index measures the performance of those Russell 2000 companies with lower price/book ratios and lower forecasted growth values. You cannot invest directly in an index.

[6]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[7]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

8	Wells Fargo Special Small Cap Value Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from April 1, 2018 to September 30, 2018.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 4-1-2018	Ending account value 9-30-2018	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,072.63	$6.70	1.29%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	$6.53	1.29%
Class C
Actual	$1,000.00	$1,068.57	$10.58	2.04%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.84	$10.30	2.04%
Class R
Actual	$1,000.00	$1,071.27	$8.00	1.54%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.35	$7.79	1.54%
Class R6
Actual	$1,000.00	$1,075.18	$4.47	0.86%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.76	$4.36	0.86%
Administrator Class
Actual	$1,000.00	$1,073.25	$6.24	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$6.07	1.20%
Institutional Class
Actual	$1,000.00	$1,074.57	$4.89	0.94%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.36	$4.76	0.94%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—September 30, 2018 (unaudited)	Wells Fargo Special Small Cap Value Fund	9

Security name	Shares	Value

Common Stocks: 94.49%

Communication Services: 1.54%

Diversified Telecommunication Services: 0.27%
Consolidated Communications Holdings Incorporated «	558,524	$7,283,153

Media: 1.27%
A.H. Belo Corporation Class A (l)	1,496,789	6,885,229
Gannett Company Incorporated	1,224,721	12,259,457
New Media Investment Group Incorporated	1,002,539	15,729,837

		34,874,523

Consumer Discretionary: 8.46%

Auto Components: 0.31%
Delphi Technologies plc	275,800	8,649,088

Diversified Consumer Services: 0.12%
Liberty Tax Incorporated «	273,546	3,186,811

Hotels, Restaurants & Leisure: 4.85%
Denny’s Corporation †	2,787,690	41,034,797
Dine Brands Global Incorporated	744,700	60,551,557
The Wendy’s Company	1,829,300	31,354,202

		132,940,556

Household Durables: 1.70%
Dixie Group Incorporated †	713,035	1,140,856
Helen of Troy Limited †	289,800	37,934,820
Skyline Champion Corporation	264,986	7,570,650

		46,646,326

Specialty Retail: 0.45%
Christopher & Banks Corporation «†	1,086,348	825,733
The Buckle Incorporated «	496,820	11,451,701

		12,277,434

Textiles, Apparel & Luxury Goods: 1.03%
Delta Apparel Incorporated (l)†	469,892	8,359,379
Steven Madden Limited	374,300	19,800,470

		28,159,849

Consumer Staples: 7.21%

Beverages: 0.90%
Cott Corporation	1,523,800	24,609,370

Food Products: 3.42%
Hostess Brands Incorporated †	1,307,023	14,468,745
J & J Snack Foods Corporation	110,800	16,718,612
Nomad Foods Limited †	2,140,124	43,358,912

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Special Small Cap Value Fund	Portfolio of investments—September 30, 2018 (unaudited)

Security name	Shares	Value

Food Products (continued)
TreeHouse Foods Incorporated †	399,685	$19,124,927

		93,671,196

Household Products: 2.89%
Central Garden & Pet Company (l)«†	709,780	25,580,471
Central Garden & Pet Company Class A †	526,833	17,459,246
Spectrum Brands Holdings Incorporated	486,501	36,351,355

		79,391,072

Energy: 4.88%

Energy Equipment & Services: 2.50%
C&J Energy Services Incorporated †	527,400	10,969,920
Forum Energy Technologies Incorporated †	521,500	5,397,525
Oil States International Incorporated †	547,900	18,190,280
Patterson-UTI Energy Incorporated	1,363,310	23,326,234
Tetra Technologies Incorporated †	2,384,700	10,754,997

		68,638,956

Oil, Gas & Consumable Fuels: 2.38%
Berry Petroleum Corporation	423,242	7,457,524
Callon Petroleum Company †	476,800	5,716,832
Penn Virginia Corporation †	164,400	13,240,776
QEP Resources Incorporated †	2,290,400	25,927,328
WPX Energy Incorporated †	636,637	12,809,136

		65,151,596

Financials: 18.68%

Banks: 11.56%
Associated Banc Corporation	1,385,600	36,025,600
First Citizens BancShares Corporation Class A	150,050	67,864,616
First Hawaiian Incorporated	666,800	18,110,288
Fulton Financial Corporation	548,849	9,138,336
Hancock Holding Company	699,245	33,249,100
IBERIABANK Corporation	357,100	29,050,085
Renasant Corporation	956,945	39,435,703
South State Corporation	346,400	28,404,800
UMB Financial Corporation	783,586	55,556,247

		316,834,775

Capital Markets: 3.06%
Apollo Investment Corporation	2,699,500	14,685,280
Artisan Partners Asset Management Incorporated Class A	960,601	31,123,472
New Mountain Finance Corporation	1,147,590	15,492,465
Westwood Holdings Group Incorporated	436,883	22,604,326

		83,905,543

Diversified Financial Services: 0.04%
Schulman Incorporated Class A (a)	593,658	1,133,887

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—September 30, 2018 (unaudited)	Wells Fargo Special Small Cap Value Fund	11

Security name	Shares	Value

Insurance: 3.13%
Aspen Insurance Holdings Limited	592,000	$24,745,600
ProAssurance Corporation	664,600	31,202,970
Stewart Information Services Corporation	664,707	29,918,462

		85,867,032

Mortgage REITs: 0.69%
Apollo Commercial Real Estate Finance Incorporated	1,000,137	18,872,585

Thrifts & Mortgage Finance: 0.20%
Flagstar Bancorp Incorporated †	168,232	5,294,261

Health Care: 2.02%

Health Care Equipment & Supplies: 0.16%
Varex Imaging Corporation †	156,300	4,479,558

Health Care Providers & Services: 0.44%
Hanger Incorporated †	574,700	11,971,001

Life Sciences Tools & Services: 0.16%
Cambrex Corporation †	64,600	4,418,640

Pharmaceuticals: 1.26%
Innoviva Incorporated †	680,202	10,366,278
Prestige Brands Holdings Incorporated †	637,100	24,139,719

		34,505,997

Industrials: 21.57%

Building Products: 4.17%
CSW Industrials Incorporated †	709,244	38,086,403
Griffon Corporation	541,955	8,752,573
Quanex Building Products Corporation	1,095,600	19,939,920
Simpson Manufacturing Company Incorporated	655,895	47,526,152

		114,305,048

Commercial Services & Supplies: 5.13%
ABM Industries Incorporated	39,500	1,273,875
ACCO Brands Corporation	1,665,061	18,815,189
Brady Corporation Class A	700,509	30,647,269
Deluxe Corporation	584,831	33,300,277
Ennis Incorporated (l)	1,386,182	28,347,422
LSC Communications Incorporated	312,862	3,460,254
Viad Corporation	419,850	24,876,113

		140,720,399

Electrical Equipment: 2.56%
Atkore International Incorporated †	1,304,921	34,619,554
EnerSys	406,835	35,447,534

		70,067,088

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Special Small Cap Value Fund	Portfolio of investments—September 30, 2018 (unaudited)

Security name	Shares	Value

Machinery: 8.87%
Douglas Dynamics Incorporated	706,670	$31,022,813
Franklin Electric Company Incorporated	969,336	45,801,126
Global Brass & Copper Holdings Incorporated	870,719	32,129,531
Hillenbrand Incorporated	605,544	31,669,951
Kadant Incorporated	299,259	32,275,083
Mueller Industries Incorporated	1,899,080	55,035,338
NN Incorporated	972,410	15,169,596

		243,103,438

Professional Services: 0.49%
Korn/Ferry International	274,232	13,503,184

Trading Companies & Distributors: 0.35%
Aircastle Limited	440,300	9,646,973

Information Technology: 9.91%

Communications Equipment: 0.91%
NETGEAR Incorporated †	395,502	24,857,301

Electronic Equipment, Instruments & Components: 5.22%
AVX Corporation	971,360	17,533,048
Badger Meter Incorporated	314,977	16,678,032
Belden Incorporated	596,968	42,629,485
Coherent Incorporated †	92,900	15,996,451
Novanta Incorporated †	341,545	23,361,678
Orbotech Limited †	450,630	26,785,447

		142,984,141

IT Services: 1.93%
Conduent Incorporated †	891,000	20,065,320
Maximus Incorporated	162,900	10,598,274
Sykes Enterprises Incorporated †	733,500	22,364,415

		53,028,009

Semiconductors & Semiconductor Equipment: 0.99%
Brooks Automation Incorporated	143,400	5,023,302
Cabot Microelectronics Corporation	143,100	14,763,627
DSP Group Incorporated †	605,448	7,204,831

		26,991,760

Software: 0.32%
Cision Limited †	527,701	8,865,377

Technology Hardware, Storage & Peripherals: 0.54%
Glassbridge Enterprises Incorporated (l)«†	305,421	174,090
NCR Corporation †	519,100	14,747,631

		14,921,721

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—September 30, 2018 (unaudited)	Wells Fargo Special Small Cap Value Fund	13

Security name		Shares	Value

Materials: 14.79%

Chemicals: 7.36%
GCP Applied Technologies Incorporated †		227,900	$6,050,745
Innophos Holdings Incorporated		160,418	7,122,559
Innospec Incorporated		730,641	56,076,697
KMG Chemicals Incorporated		680,456	51,415,255
PolyOne Corporation		369,200	16,141,424
PQ Group Holdings Incorporated †		596,373	10,418,636
Quaker Chemical Corporation		94,890	19,187,707
Sensient Technologies Corporation		460,468	35,230,407

			201,643,430

Construction Materials: 1.78%
Eagle Materials Incorporated		571,700	48,731,708

Containers & Packaging: 1.48%
Silgan Holdings Incorporated		1,459,442	40,572,488

Metals & Mining: 0.89%
Compass Minerals International Incorporated		362,600	24,366,720

Paper & Forest Products: 3.28%
Neenah Paper Incorporated		720,121	62,146,442
Schweitzer-Mauduit International Incorporated		727,887	27,885,351

			90,031,793

Real Estate: 2.61%

Equity REITs: 2.61%
Acadia Realty Trust		593,000	16,621,790
LaSalle Hotel Properties		851,300	29,446,467
Washington REIT		828,657	25,398,337

			71,466,594

Utilities: 2.82%

Electric Utilities: 2.82%
Hawaiian Electric Industries Incorporated		1,293,454	46,034,028
IDACORP Incorporated		315,700	31,326,911

			77,360,939

Total Common Stocks (Cost $2,218,618,736)			2,589,931,320

	Dividend yield
Preferred Stocks: 0.41%

Industrials: 0.41%

Industrial Conglomerates: 0.41%
Steel Partners Holdings LP «	6.00%	483,767	11,078,264

Total Preferred Stocks (Cost $12,001,048)			11,078,264

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Special Small Cap Value Fund	Portfolio of investments—September 30, 2018 (unaudited)

Security name	Yield	Shares	Value

Short-Term Investments: 5.41%

Investment Companies: 5.41%
Securities Lending Cash Investment LLC (l)(r)(u)	2.17%	29,360,632	$29,363,568
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.99	118,901,581	118,901,581

Total Short-Term Investments (Cost $148,265,149)			148,265,149

Total investments in securities (Cost $2,378,884,933)	100.31%	2,749,274,733
Other assets and liabilities, net	(0.31)	(8,396,769)

Total net assets	100.00%	$2,740,877,964

«	All or a portion of this security is on loan.

†	Non-income-earning security

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT	Real estate investment trust

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—September 30, 2018 (unaudited)	Wells Fargo Special Small Cap Value Fund	15

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Common Stocks
Communication Services
Media
A.H. Belo Corporation Class A	1,423,589	73,200	0	1,496,789	$0	$(781,613)	$230,558	$6,885,229
Consumer Discretionary
Textiles, Apparel & Luxury Goods
Delta Apparel Incorporated	459,492	10,400	0	469,892	0	(114,006)	0	8,359,379
Consumer Staples
Household Products
Central Garden & Pet Company	553,580	156,200	0	709,780	0	10,546,547	0	25,580,471
Industrials
Commercial Services & Supplies
Ennis Incorporated	1,320,620	65,562	0	1,386,182	0	1,027,947	566,326	28,347,422
Information Technology
Technology Hardware, Storage & Peripherals
Glassbridge Enterprises Incorporated	305,221	200	0	305,421	0	(189,312)	0	174,090

								69,346,591	2.53%

Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	81,074,217	138,744,790	190,458,375	29,360,632	242	0	206,504	29,363,568
Wells Fargo Government Money Market Fund Select Class	139,485,748	409,376,787	429,960,954	118,901,581	0	0	1,353,040	118,901,581

								148,265,149	5.41

					$242	$10,489,563	$2,356,428	$217,611,740	7.94%

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Special Small Cap Value Fund	Statement of assets and liabilities—September 30, 2018 (unaudited)

Assets
Investments in unaffiliated securities (including $28,562,536 of securities loaned), at value (cost $2,147,384,500)	$2,531,662,993
Investments in affiliated securities, at value (cost $231,500,433)	217,611,740
Receivable for investments sold	6,695,678
Receivable for Fund shares sold	22,611,065
Receivable for dividends	3,345,239
Receivable for securities lending income	21,988
Prepaid expenses and other assets	116,907

Total assets	2,782,065,610

Liabilities
Payable upon receipt of securities loaned	29,358,522
Payable for investments purchased	7,866,295
Management fee payable	1,828,529
Payable for Fund shares redeemed	1,501,147
Administration fees payable	307,423
Distribution fees payable	34,641
Trustees’ fees and expenses payable	2,484
Accrued expenses and other liabilities	288,605

Total liabilities	41,187,646

Total net assets	$2,740,877,964

NET ASSETS CONSIST OF
Paid-in capital	$2,208,028,328
Total distributable earnings	532,849,636

Total net assets	$2,740,877,964

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$582,911,880
Shares outstanding – Class A1	15,790,088
Net asset value per share – Class A	$36.92
Maximum offering price per share – Class A2	$39.17
Net assets – Class C	$53,068,119
Shares outstanding – Class C1	1,591,313
Net asset value per share – Class C	$33.35
Net assets – Class R	$5,888,000
Shares outstanding – Class R1	157,289
Net asset value per share – Class R	$37.43
Net assets – Class R6	$417,768,346
Shares outstanding – Class R6[1]	11,023,885
Net asset value per share – Class R6	$37.90
Net assets – Administrator Class	$189,709,851
Shares outstanding – Administrator Class[1]	5,018,860
Net asset value per share – Administrator Class	$37.80
Net assets – Institutional Class	$1,491,531,768
Shares outstanding – Institutional Class[1]	39,356,899
Net asset value per share – Institutional Class	$37.90

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended September 30, 2018 (unaudited)	Wells Fargo Special Small Cap Value Fund	17

Investment income
Dividends (net of foreign withholding taxes of $24,610)	$20,762,282
Income from affiliated securities	2,356,428
Interest	499

Total investment income	23,119,209

Expenses
Management fee	10,305,231
Administration fees
Class A	600,199
Class C	56,755
Class R	5,647
Class R6	52,715
Administrator Class	141,258
Institutional Class	875,562
Shareholder servicing fees
Class A	714,522
Class C	67,566
Class R	6,722
Administrator Class	270,298
Distribution fees
Class C	202,698
Class R	6,722
Custody and accounting fees	38,543
Professional fees	26,882
Registration fees	118,393
Shareholder report expenses	111,304
Trustees’ fees and expenses	11,113
Other fees and expenses	20,804

Total expenses	13,632,934
Less: Fee waivers and/or expense reimbursements	(191,481)

Net expenses	13,441,453

Net investment income	9,677,756

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Unaffiliated securities	68,200,569
Affiliated securities	242

Net realized gains on investments	68,200,811

Net change in unrealized gains (losses) on:
Unaffiliated securities	86,285,455
Affiliated securities	10,489,563

Net change in unrealized gains (losses) on investments	96,775,018

Net realized and unrealized gains (losses) on investments	164,975,829

Net increase in net assets resulting from operations	$174,653,585

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Special Small Cap Value Fund	Statement of changes in net assets

	Six months ended September 30, 2018 (unaudited)		Year ended March 31, 2018[1]

Operations
Net investment income		$9,677,756		$18,358,131
Net realized gains on investments		68,200,811		148,275,813
Net change in unrealized gains (losses) on investments		96,775,018		21,367,502

Net increase in net assets resulting from operations		174,653,585		188,001,446

Distributions to shareholders
Class A		0		(28,923,817)
Class C		0		(2,701,391)
Class R		0		(151,245)
Class R6		0		(13,961,093)
Administrator Class		0		(11,096,481)
Institutional Class		0		(59,336,216)

Total distributions to shareholders		0		(116,170,243)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,783,799	64,544,897	2,772,875	94,731,826
Class C	121,382	3,998,459	191,743	5,942,942
Class R	44,893	1,641,525	122,899	4,239,675
Class R6	4,538,357	168,198,202	4,147,795	146,057,838
Administrator Class	900,653	33,364,581	2,707,738	94,110,194
Institutional Class	13,109,991	490,938,019	15,040,023	526,877,607

		762,685,683		871,960,082

Reinvestment of distributions
Class A	0	0	772,732	26,881,022
Class C	0	0	82,534	2,591,651
Class R	0	0	4,226	149,401
Class R6	0	0	360,421	12,863,108
Administrator Class	0	0	304,887	10,860,280
Institutional Class	0	0	1,252,402	44,708,634

		0		98,054,096

Payment for shares redeemed
Class A	(1,669,654)	(60,731,335)	(5,222,764)	(178,462,050)
Class B	N/A	N/A	(11,387)[2]	(339,787)[2]
Class C	(233,112)	(7,702,390)	(568,844)	(17,485,661)
Class R	(20,147)	(737,514)	(17,869)	(617,184)
Class R6	(741,870)	(27,755,776)	(2,479,153)	(87,096,747)
Administrator Class	(2,411,493)	(90,197,739)	(2,360,366)	(81,310,178)
Institutional Class	(7,678,954)	(287,906,705)	(9,522,751)	(332,025,710)

		(475,031,459)		(697,337,317)

Net increase in net assets resulting from capital share transactions		287,654,224		272,676,861

Total increase in net assets		462,307,809		344,508,064

Net assets
Beginning of period		2,278,570,155		1,934,062,091

End of period		$2,740,877,964		$2,278,570,155

[1]

Effective for all filings after November 4, 2018, the SEC prospectively eliminated the requirements to parenthetically disclose undistributed net investment income at the end of the period and to disaggregate distributions to shareholders between distributions from net investment income and distributions from realized gains. Undistributed net investment income at March 31, 2018 was $3,571,012. The disaggregated distributions information for the year ended March 31, 2018 is included in Note 7, Distributions to Shareholders, in the notes to the financial statements.

[2]	For the period from April 1, 2017 to May 5, 2017. Effective at the close of business on May 5, 2017, Class B shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Special Small Cap Value Fund	19

(For a share outstanding throughout each period)

	Six months ended September 30, 2018 (unaudited)	Year ended March 31					Year ended October 31, 2013
CLASS A		2018	2017	2016	2015	2014[1]
Net asset value, beginning of period	$34.42	$33.15	$27.40	$29.27	$32.59	$31.35	$22.97
Net investment income	0.09	0.24	0.35 [2]	0.20	0.26	0.10	0.01 [2]
Net realized and unrealized gains (losses) on investments	2.41	2.89	6.15	(1.46)	1.81	3.14	8.37

Total from investment operations	2.50	3.13	6.50	(1.26)	2.07	3.24	8.38
Distributions to shareholders from
Net investment income	0.00	(0.32)	(0.18)	(0.19)	(0.21)	(0.03)	0.00
Net realized gains	0.00	(1.54)	(0.57)	(0.42)	(5.18)	(1.97)	0.00

Total distributions to shareholders	0.00	(1.86)	(0.75)	(0.61)	(5.39)	(2.00)	0.00
Net asset value, end of period	$36.92	$34.42	$33.15	$27.40	$29.27	$32.59	$31.35
Total return[3]	7.26%	9.42%	23.69%	(4.21)%	7.56%	10.74%	36.48%
Ratios to average net assets (annualized)
Gross expenses	1.29%	1.31%	1.32%	1.36%	1.39%	1.41%	1.40%
Net expenses	1.29%	1.31%	1.32%	1.34%	1.34%	1.34%	1.34%
Net investment income	0.51%	0.66%	1.14%	0.73%	0.90%	0.75%	0.04%
Supplemental data
Portfolio turnover rate	13%	41%	51%	46%	79%	37%	65%
Net assets, end of period (000s omitted)	$582,912	$539,499	$575,269	$417,161	$448,980	$429,089	$409,557

[1]	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

[2]	Calculated based upon average shares outstanding

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Special Small Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2018 (unaudited)	Year ended March 31					Year ended October 31, 2013
CLASS C		2018	2017	2016	2015	2014[1]
Net asset value, beginning of period	$31.21	$30.19	$25.05	$26.81	$30.31	$29.34	$21.66
Net investment income (loss)	(0.04)[2]	(0.03)[2]	0.12 [2]	(0.03)	0.04 [2]	0.00 [2,3]	(0.18)[2]
Net realized and unrealized gains (losses) on investments	2.18	2.64	5.59	(1.31)	1.65	2.94	7.86

Total from investment operations	2.14	2.61	5.71	(1.34)	1.69	2.94	7.68
Distributions to shareholders from
Net investment income	0.00	(0.05)	0.00	0.00	(0.01)	0.00	0.00
Net realized gains	0.00	(1.54)	(0.57)	(0.42)	(5.18)	(1.97)	0.00

Total distributions to shareholders	0.00	(1.59)	(0.57)	(0.42)	(5.19)	(1.97)	0.00
Net asset value, end of period	$33.35	$31.21	$30.19	$25.05	$26.81	$30.31	$29.34
Total return[4]	6.86%	8.60%	22.75%	(4.93)%	6.75%	10.42%	35.46%
Ratios to average net assets (annualized)
Gross expenses	2.04%	2.06%	2.07%	2.11%	2.14%	2.16%	2.15%
Net expenses	2.04%	2.06%	2.07%	2.09%	2.09%	2.09%	2.09%
Net investment income (loss)	(0.25)%	(0.10)%	0.42%	(0.02)%	0.15%	0.00%	(0.71)%
Supplemental data
Portfolio turnover rate	13%	41%	51%	46%	79%	37%	65%
Net assets, end of period (000s omitted)	$53,068	$53,145	$60,309	$40,512	$44,327	$42,816	$39,620

[1]	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005.

[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Special Small Cap Value Fund	21

(For a share outstanding throughout each period)

	Six months ended September 30, 2018 (unaudited)	Year ended March 31
CLASS R		2018	2017	2016[1]
Net asset value, beginning of period	$34.94	$33.73	$27.97	$26.72
Net investment income	0.07	0.17	0.63 [2]	0.08 [2]
Net realized and unrealized gains (losses) on investments	2.42	2.92	5.94	1.87

Total from investment operations	2.49	3.09	6.57	1.95
Distributions to shareholders from
Net investment income	0.00	(0.34)	(0.24)	(0.28)
Net realized gains	0.00	(1.54)	(0.57)	(0.42)

Total distributions to shareholders	0.00	(1.88)	(0.81)	(0.70)
Net asset value, end of period	$37.43	$34.94	$33.73	$27.97
Total return[3]	7.13%	9.13%	23.47%	7.40%
Ratios to average net assets (annualized)
Gross expenses	1.55%	1.57%	1.56%	1.59%
Net expenses	1.54%	1.56%	1.56%	1.58%
Net investment income	0.28%	0.43%	1.86%	0.56%
Supplemental data
Portfolio turnover rate	13%	41%	51%	46%
Net assets, end of period (000s omitted)	$5,888	$4,631	$785	$27

[1]	For the period from September 30, 2015 (commencement of class operations) to March 31, 2016

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Special Small Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2018 (unaudited)	Year ended March 31
CLASS R6		2018	2017	2016	2015[1]
Net asset value, beginning of period	$35.25	$33.93	$28.01	$29.91	$33.38
Net investment income	0.18	0.38 [2]	0.61 [2]	0.39	0.26 [2]
Net realized and unrealized gains (losses) on investments	2.47	2.97	6.18	(1.54)	1.80

Total from investment operations	2.65	3.35	6.79	(1.15)	2.06
Distributions to shareholders from
Net investment income	0.00	(0.49)	(0.30)	(0.33)	(0.35)
Net realized gains	0.00	(1.54)	(0.57)	(0.42)	(5.18)

Total distributions to shareholders	0.00	(2.03)	(0.87)	(0.75)	(5.53)
Net asset value, end of period	$37.90	$35.25	$33.93	$28.01	$29.91
Total return[3]	7.52%	9.85%	24.22%	(3.74)%	7.42%
Ratios to average net assets (annualized)
Gross expenses	0.86%	0.88%	0.89%	0.93%	0.89%
Net expenses	0.86%	0.88%	0.89%	0.89%	0.89%
Net investment income	0.98%	1.10%	1.87%	1.56%	2.19%
Supplemental data
Portfolio turnover rate	13%	41%	51%	46%	79%
Net assets, end of period (000s omitted)	$417,768	$254,801	$176,362	$36,344	$27

[1]	For the period from October 31, 2014 (commencement of class operations) to March 31, 2015

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Special Small Cap Value Fund	23

(For a share outstanding throughout each period)

	Six months ended September 30, 2018 (unaudited)	Year ended March 31					Year ended October 31, 2013
ADMINISTRATOR CLASS		2018	2017	2016	2015	2014[1]
Net asset value, beginning of period	$35.22	$33.90	$28.02	$29.94	$33.21	$31.85	$23.28
Net investment income	0.11 [2]	0.27 [2]	0.44 [2]	0.26 [2]	0.35 [2]	0.14 [2]	0.08 [2]
Net realized and unrealized gains (losses) on investments	2.47	2.97	6.24	(1.49)	1.83	3.21	8.49

Total from investment operations	2.58	3.24	6.68	(1.23)	2.18	3.35	8.57
Distributions to shareholders from
Net investment income	0.00	(0.38)	(0.23)	(0.27)	(0.27)	(0.02)	(0.00)[3]
Net realized gains	0.00	(1.54)	(0.57)	(0.42)	(5.18)	(1.97)	0.00

Total distributions to shareholders	0.00	(1.92)	(0.80)	(0.69)	(5.45)	(1.99)	(0.00)[3]
Net asset value, end of period	$37.80	$35.22	$33.90	$28.02	$29.94	$33.21	$31.85
Total return[4]	7.33%	9.52%	23.82%	(4.01)%	7.78%	10.91%	36.82%
Ratios to average net assets (annualized)
Gross expenses	1.21%	1.23%	1.24%	1.26%	1.23%	1.24%	1.23%
Net expenses	1.20%	1.20%	1.20%	1.17%	1.09%	1.09%	1.09%
Net investment income	0.59%	0.76%	1.36%	0.95%	1.10%	1.04%	0.30%
Supplemental data
Portfolio turnover rate	13%	41%	51%	46%	79%	37%	65%
Net assets, end of period (000s omitted)	$189,710	$229,992	$199,262	$95,030	$70,100	$78,563	$96,940

[1]	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005.

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Special Small Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2018 (unaudited)	Year ended March 31					Year ended October 31, 2013
INSTITUTIONAL CLASS		2018	2017	2016	2015	2014[1]
Net asset value, beginning of period	$35.27	$33.94	$28.03	$29.93	$33.21	$31.94	$23.36
Net investment income	0.15	0.33	0.60 [2]	0.30	0.43 [2]	0.15	0.10
Net realized and unrealized gains (losses) on investments	2.48	3.01	6.17	(1.46)	1.80	3.22	8.53

Total from investment operations	2.63	3.34	6.77	(1.16)	2.23	3.37	8.63
Distributions to shareholders from
Net investment income	0.00	(0.47)	(0.29)	(0.32)	(0.33)	(0.13)	(0.05)
Net realized gains	0.00	(1.54)	(0.57)	(0.42)	(5.18)	(1.97)	0.00

Total distributions to shareholders	0.00	(2.01)	(0.86)	(0.74)	(5.51)	(2.10)	(0.05)
Net asset value, end of period	$37.90	$35.27	$33.94	$28.03	$29.93	$33.21	$31.94
Total return[3]	7.46%	9.82%	24.13%	(3.79)%	7.96%	10.97%	37.02%
Ratios to average net assets (annualized)
Gross expenses	0.97%	0.98%	0.99%	1.01%	0.96%	0.98%	0.97%
Net expenses	0.94%	0.94%	0.94%	0.94%	0.94%	0.94%	0.94%
Net investment income	0.88%	1.02%	1.86%	1.17%	1.36%	1.15%	0.42%
Supplemental data
Portfolio turnover rate	13%	41%	51%	46%	79%	37%	65%
Net assets, end of period (000s omitted)	$1,491,532	$1,196,501	$921,732	$256,190	$189,965	$146,162	$138,638

[1]	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Special Small Cap Value Fund	25

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Special Small Cap Value Fund (the “Fund”) which is a diversified series of the Trust.

Effective at the close of business on May 5, 2017, Class B shares were converted to Class A shares and are no longer offered by the Fund. Information for Class B shares reflected in the financial statements represents activity through May 5, 2017.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management

26	Wells Fargo Special Small Cap Value Fund	Notes to financial statements (unaudited)

receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund, if any, is included in income from affiliated securities on the Statement of Operations.

Futures contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Notes to financial statements (unaudited)	Wells Fargo Special Small Cap Value Fund	27

As of September 30, 2018, the aggregate cost of all investments for federal income tax purposes was $2,378,661,684 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$479,066,236
Gross unrealized losses	(108,453,187)
Net unrealized gains	$370,613,049

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Communication services	$42,157,676	$0	$0	$42,157,676
Consumer discretionary	231,860,064	0	0	231,860,064
Consumer staples	197,671,638	0	0	197,671,638
Energy	133,790,552	0	0	133,790,552
Financials	510,774,196	1,133,887	0	511,908,083
Health care	55,375,196	0	0	55,375,196
Industrials	591,346,130	0	0	591,346,130
Information technology	271,474,219	174,090	0	271,648,309
Materials	405,346,139	0	0	405,346,139
Real estate	71,466,594	0	0	71,466,594
Utilities	77,360,939	0	0	77,360,939

Preferred stocks
Financials	11,078,264	0	0	11,078,264

Short-term investments
Investment companies	118,901,581	29,363,568	0	148,265,149
Total assets	$2,718,603,188	$30,671,545	$0	$2,749,274,733

28	Wells Fargo Special Small Cap Value Fund	Notes to financial statements (unaudited)

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At September 30, 2018, the Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.85% and declining to 0.71% as the average daily net assets of the Fund increase. For the six months ended September 30, 2018, the management fee was equivalent to an annual rate of 0.81% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C, Class R	0.21%
Class R6	0.03
Administrator Class, Institutional Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund level expenses on a proportionate basis and then from class specific expenses; otherwise, waivers and/or reimbursements are applied against class specific expenses before fund level expenses. Funds Management has committed through July 31, 2019 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.34% for Class A shares, 2.09% for Class C shares, 1.59% for Class R shares, 0.89% for Class R6 shares, 1.20% for Administrator Class shares, and 0.94% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a distribution plan for Class C and Class R shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C and Class R shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended September 30, 2018, Funds Distributor received $14,760 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended September 30, 2018.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Class R, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

Notes to financial statements (unaudited)	Wells Fargo Special Small Cap Value Fund	29

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $21,695,501 and $27,546,894 in interfund purchases and sales, respectively, during the six months ended September 30, 2018.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended September 30, 2018 were $671,041,796, and $303,143,223, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended September 30, 2018, there were no borrowings by the Fund under the agreement.

7. DISTRIBUTIONS TO SHAREHOLDERS

Beginning October 2018, the Securities and Exchange Commission eliminated the requirement to separately state the components of distributions to shareholders. The amounts of distributions to shareholders for the year ended March 31, 2018 were as follows:

	Net investment income	Net realized gains
Class A	$5,156,558	$23,767,259
Class C	80,902	2,620,489
Class R	28,233	123,012
Class R6	3,491,795	10,469,298
Administrator Class	2,253,608	8,842,873
Institutional Class	14,206,922	45,129,294

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has early adopted the removal and modification disclosures, as permitted, and will adopt the additional new disclosures at the effective date.

30	Wells Fargo Special Small Cap Value Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Special Small Cap Value Fund	31

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 153 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2009	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

32	Wells Fargo Special Small Cap Value Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Fund complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	N/A
Pamela Wheelock (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently the Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Other information (unaudited)	Wells Fargo Special Small Cap Value Fund	33

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
Alexander Kymn[3] (Born 1973)	Secretary, since 2018; Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 76 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 77 funds and Assistant Treasurer of 76 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

[3]	Alexander Kymn became the Secretary and Chief Legal Officer effective April 17, 2018.

34	Wells Fargo Special Small Cap Value Fund	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Wells Fargo Special Small Cap Value Fund

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 22-23, 2018 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Special Small Cap Value Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2018, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2018. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Wells Fargo Asset Management (“WFAM”), of which Funds Management and the Sub-Adviser are a part, a summary of investments made in the business of WFAM, a summary of certain organizational and personnel changes involving Funds Management and the Sub-Adviser, and a description of Funds Management’s and the Sub-Adviser’s business continuity planning programs and of their approaches to data privacy and cybersecurity. The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Other information (unaudited)	Wells Fargo Special Small Cap Value Fund	35

Fund investment performance and expenses

The Board considered the investment performance results for the Fund over various time periods ended December 31, 2017. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than the average investment performance of the Universe for all periods under review. The Board also noted that the investment performance of the Fund was higher than its benchmark index, the Russell 2000 Value Index, for all periods under review.

The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and benchmark for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to investment decisions and market factors that affected the Fund’s investment performance. The Board also took note of the Fund’s outperformance relative to the Universe and benchmark over the more recent time periods under review.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than or in range of the median net operating expense ratios of the expense Groups for each share class except Class R.

The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than or in range of the sum of these average rates for the Fund’s expense Groups for all Classes.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

36	Wells Fargo Special Small Cap Value Fund	Other information (unaudited)

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo & Co. (“Wells Fargo”) as a whole, from providing services to the Fund and the fund family as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the WFAM and Wells Fargo profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and recent enhancements made to the methodology. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management, WFAM or Wells Fargo from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

The Board considered the extent to which Funds Management may experience economies of scale in the provision of management services, and the extent to which scale benefits, if any, would be shared with shareholders. In particular, the Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that in addition to management fee breakpoints, competitive management fee rates set at the outset without regard to breakpoints and fee waiver and expense reimbursement arrangements, as well as investments in the business intended to enhance services available to Fund shareholders, are means of sharing potential economies of scale with shareholders of the Fund.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

Appendix A (unaudited)	Wells Fargo Special Small Cap Value Fund	37

SALES CHARGE REDUCTIONS AND WAIVERS FOR CERTAIN INTERMEDIARIES

Ameriprise

Effective June 1, 2018, shareholders purchasing Fund shares through an Ameriprise Financial platform or account will be eligible only for the following Class A load waivers (front-end sales charge waivers), which may differ from those disclosed elsewhere in the Fund’s prospectus or Statement of Additional Information.

Front-end Sales Load Waivers on Class A Shares Available at Ameriprise Financial

•

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

•	Shares purchased through an Ameriprise Financial investment advisory program (if an Advisory or similar share class for such investment advisory program is not available)

•

Shares purchased by third party investment advisors on behalf of their advisory clients through Ameriprise Financial’s platform (if an Advisory or similar share class for such investment advisory program is not available)

•	Shares purchased through reinvestment of distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the same fund family)

•

Shares exchanged from Class C shares of the same fund in the month of or following the 10-year anniversary of the purchase date. To the extent that the Fund’s prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that the Fund’s prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load-waived shares, that waiver will also apply to such exchanges.

•	Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members

•

Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement). Subject to the Fund’s policy regarding frequent purchases and redemptions of Fund shares, you may not be able to repurchase shares for the first 30 days after your redemption.

Automatic Exchange of Class C Shares Available at Ameriprise Financial

•	Class C shares will automatically exchange to Class A shares in the month of the 10-year anniversary of the purchase date.

Merrill Lynch

Effective April 10, 2017, shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s prospectus or Statement of Additional Information.

Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch

•

Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

•	Shares purchased by or through a 529 Plan

•	Shares purchased through a Merrill Lynch affiliated investment advisory program

38	Wells Fargo Special Small Cap Value Fund	Appendix A (unaudited)
•	Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform

•	Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

•	Shares exchanged from Class C (i.e. level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date

•

Employees and registered representatives of Merrill Lynch or its affiliates and their family members, as defined by Merrill Lynch, which may differ from the definition of family member in the Fund’s prospectus.

•	Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in the Fund’s prospectus

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement). Subject to the Fund’s policy regarding frequent purchases and redemptions of Fund shares, you may not be able to repurchase shares for the first 30 days after your redemption.

CDSC Waivers on A, B and C Shares available at Merrill Lynch

•	Death or disability of the shareholder

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus

•	Return of excess contributions from an IRA Account

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70 1⁄2

•	Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch

•	Shares acquired through a right of reinstatement

•	Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms (applicable to A and C shares only)

Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent

•	Breakpoints as described in the Fund’s prospectus

•

Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

•	Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)

Morgan Stanley

Effective on or about July 1, 2018, shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following Class A load waivers (front-end sales charge waivers), which may differ from and be more limited than those disclosed in the Fund’s prospectus or Statement of Additional Information.

Front-end Sales Load Waivers on Class A Shares Available at Morgan Stanley

•

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

•	Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules

•	Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund

•	Shares purchased through a Morgan Stanley self-directed brokerage account

Appendix A (unaudited)	Wells Fargo Special Small Cap Value Fund	39
•

Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are exchanged to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class exchange program.

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge. This waiver is subject to the Fund’s policy regarding frequent purchases and redemption of Fund shares, as discussed under “Account Information—Frequent Purchases and Redemptions of Fund Shares” in the Fund’s prospectus.

Raymond James & Associates, Inc., Raymond James Financial Services & Raymond James affiliates (“Raymond James”)

Effective on or about March 1, 2019, shareholders purchasing Fund shares through a Raymond James platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.

Front-end Sales Load Waivers on Class A shares Available at Raymond James

•	Shares purchased in an investment advisory program.

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

•	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

•

A shareholder in the fund’s Class C shares will have their shares automatically exchanged at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the exchange is in line with the policies and procedures of Raymond James.

CDSC Waivers on Class A and C Shares Available at Raymond James

•	Death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.

•	Return of excess contributions from an IRA Account.

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½ as described in the Fund’s prospectus.

•	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

•	Shares acquired through a right of reinstatement.

Front-end Load Discounts Available at Raymond James: Breakpoints, and/or Rights of Accumulation

•	Breakpoints as described in the Fund’s Prospectus.

•

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker/dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2018 Wells Fargo Funds Management, LLC. All rights reserved.

317300 11-18 SA246/SAR246 09-18

Semi-Annual Report

September 30, 2018

Wells Fargo Traditional Small Cap Growth Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of September 30, 2018, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Traditional Small Cap Growth Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

The second and third quarters of 2018 were characterized by growing economic and investment activity in the U.S.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Traditional Small Cap Growth Fund for the six-month period that ended September 30, 2018. The second and third quarters of 2018 were characterized by growing economic and investment activity in the U.S. In contrast, economies overseas were restrained as geopolitical tensions and rising interest rates diverted investor interest in those markets.

For the period, U.S. stocks, as measured by the S&P 500 Index,1 gained 11.41% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 lost 1.93%. Based on the MSCI EM Index (Net),3 emerging market stocks lost 8.97%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 lost 0.14% while the Bloomberg Barclays Global Aggregate ex-USD Index5 fell 6.42%. The Bloomberg Barclays Municipal Bond Index6 added 0.72%, and the ICE BofAML U.S. High Yield Index7 was up 3.46%.

Global trade tensions escalated during the second quarter.

During the second quarter of 2018, the U.S. government imposed tariffs, and foreign governments in North America, Europe, and Asia retaliated. The actions marked the initialization of trade tensions that would escalate during the next six months. The increasing tensions chilled investment activity as observers awaited signals of next steps.

Meanwhile, inflation continued an upward trend. The CPI-U8 added 0.1% in June after an increase of 0.2% in both April and May. On a year-over-year basis, the all-items index rose 2.9% for the 12 months that ended June 30, 2018. The index for all items less food and energy rose 2.3% for the same 12-month period.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure large- and mid-cap equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 24 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2018. ICE Data Indices, LLC. All rights reserved.

[8]

The Consumer Price Index for All Urban Consumers (CPI-U) measures the changes in the price of a basket of goods and services purchased by urban consumers. The urban consumer population is deemed by many as a better representative measure of the general public because close to 90% of the country’s population lives in highly populated areas. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Traditional Small Cap Growth Fund	3

U.S. stocks gained while international stocks and bonds declined during the summer of 2018.

The U.S. economy strengthened during the summer months. Revised second-quarter gross domestic product data released in August showed the U.S. economy growing at a 4.2% rate. After ticking up slightly in June, the unemployment rate in the U.S. was 3.9% in July and August, according to the U.S. Department of Labor. Wages showed more consistent growth, and consumer confidence remained strong.

Several U.S. equity market indices reached records during August, with the S&P 500 Index gaining 7.76% for the three-month period that ended August 31, 2018. International stock values continued to suffer under the effects of a strong U.S. dollar and continuing trade tensions. The MSCI ACWI ex USA Index (Net) and the MSCI EM Index (Net) were down 4.70% and 1.64%, during the same three-month period.

The U.S. Federal Reserve (Fed) increased the federal funds rate in June, and expectations grew that two more rate increases were in the offing in 2018. Long-term interest rates in the U.S. remained at higher levels relative to the prior 10 years. Rates on 10-year and 30-year Treasury bonds—2.74% and 2.97%, respectively, on March 31, 2018—were 3.05% and 3.19%, respectively, on September 30, off their peak levels on May 17, 2018, of 3.11% and 3.25%, respectively. Some investors became more aware of and concerned about the potential for an inverted yield curve—sometimes a recession signal—as short-term rates increased more quickly than long-term rates. The Fed decided to forgo an interest rate increase at its August meeting.

Internationally, members of Prime Minister Theresa May’s U.K./Brexit negotiating team resigned amid unproductive negotiations. In early August, the Bank of England’s Monetary Policy Committee increased its key interest rate to 0.75%. Central banks in Europe and Japan maintained low interest rates and accommodative monetary policies. Amid rising trade uncertainty, the People’s Bank of China cut reserve requirement ratios and accelerated infrastructure spending and tax cuts for business enterprises and individuals. Nevertheless, a strengthening U.S. dollar and the trade tensions remained headwinds for investors overseas.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

The U.S. economy strengthened during the summer months.

4	Wells Fargo Traditional Small Cap Growth Fund	Letter to shareholders (unaudited)

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Notice to shareholders

At a meeting held on August 14-15, 2018, the Board of Trustees of the Fund approved the following policy which will be effective on or about February 5, 2019:

Class C shares will convert automatically into Class A shares ten years after the initial date of purchase or, if you acquired your Class C shares through an exchange or conversion from another share class, ten years after the date you acquired your Class C shares. When Class C shares that you acquired through a purchase or exchange convert, any other Class C shares that you purchased with reinvested dividends and distributions also will convert into Class A shares on a pro rata basis. A shorter holding period may also apply depending on your intermediary. Please see “Appendix A—Sales Charge Reductions and Waivers for Certain Intermediaries” in the Fund’s prospectus or at the end of this report.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222.

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6	Wells Fargo Traditional Small Cap Growth Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Michael T. Smith, CFA®

Christopher J. Warner, CFA®

Average annual total returns (%) as of September 30, 20181

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (EGWAX)	6-5-1995	17.38	8.74	11.34	24.56	10.04	11.99	1.54	1.25
Class C (EGWCX)	7-30-2010	22.63	9.22	11.16	23.63	9.22	11.16	2.29	2.00
Administrator Class (EGWDX)	7-30-2010	–	–	–	24.77	10.23	12.15	1.46	1.17
Institutional Class (EGRYX)	11-19-1997	–	–	–	25.01	10.42	12.36	1.21	0.92
Russell 2000® Growth Index[4]	–	–	–	–	21.06	12.14	12.65	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Traditional Small Cap Growth Fund	7

Ten largest holdings (%) as of September 30, 2018[5]
Envestnet Incorporated	2.27
Viper Energy Partners LP	2.25
Haemonetics Corporation	2.13
Globant SA	2.02
Adtalem Global Education Incorporated	1.92
WNS Holdings Limited ADR	1.87
Univar Incorporated	1.82
Insulet Corporation	1.82
Eldorado Resorts Incorporated	1.80
Ingevity Corporation	1.80

Sector distribution as of September 30, 2018[6]

[1]

Historical performance shown for Class C shares prior to their inception reflects the performance of Class A shares and has been adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares and has been adjusted to reflect the higher expenses applicable to Administrator Class shares. Historical performance shown for all classes of the Fund prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Growth Fund.

[2]

Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.02% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[3]

The manager has contractually committed through July 31, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 1.23% for Class A, 1.98% for Class C, 1.15% for Administrator Class, and 0.90% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[4]	The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price/book ratios and higher forecasted growth values. You cannot invest directly in an index.

[5]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

8	Wells Fargo Traditional Small Cap Growth Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from April 1, 2018 to September 30, 2018.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 4-1-2018	Ending account value 9-30-2018	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,195.82	$6.77	1.23%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.90	$6.23	1.23%
Class C
Actual	$1,000.00	$1,191.54	$10.88	1.98%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.14	$10.00	1.98%
Administrator Class
Actual	$1,000.00	$1,196.62	$6.33	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.30	$5.82	1.15%
Institutional Class
Actual	$1,000.00	$1,197.95	$4.96	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.56	$4.56	0.90%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—September 30, 2018 (unaudited)	Wells Fargo Traditional Small Cap Growth Fund	9

Security name	Shares	Value

Common Stocks: 96.85%

Communication Services: 1.14%

Entertainment: 1.14%
CD Projekt SA †	24,054	$1,226,035

Consumer Discretionary: 17.41%

Auto Components: 1.37%
Stoneridge Incorporated †	49,400	1,468,168

Diversified Consumer Services: 5.10%
Adtalem Global Education Incorporated †	42,781	2,062,044
Bright Horizons Family Solutions Incorporated †	14,983	1,765,597
Chegg Incorporated †	37,633	1,069,906
Landcadia Holdings Incorporated †	53,700	582,108

		5,479,655

Hotels, Restaurants & Leisure: 6.08%
Dave & Buster’s Entertainment Incorporated	24,819	1,643,514
Eldorado Resorts Incorporated †«	39,809	1,934,717
Hilton Grand Vacations Incorporated †	41,162	1,362,462
Six Flags Entertainment Corporation «	22,747	1,588,196

		6,528,889

Household Durables: 1.17%
Skyline Champion Corporation	44,110	1,260,223

Internet & Direct Marketing Retail: 2.52%
Etsy Incorporated †	27,048	1,389,726
Zooplus AG †«	7,539	1,310,348

		2,700,074

Leisure Products: 1.17%
Games Workshop Group plc	25,537	1,259,835

Consumer Staples: 4.03%

Beverages: 4.03%
Boston Beer Company Incorporated Class A †	4,994	1,435,775
Craft Brew Alliance Incorporated †	75,490	1,234,262
National Beverage Corporation †«	14,163	1,651,689

		4,321,726

Energy: 2.25%

Oil, Gas & Consumable Fuels: 2.25%
Viper Energy Partners LP	57,493	2,420,455

Financials: 2.05%

Consumer Finance: 1.30%
SLM Corporation †	125,251	1,396,549

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Traditional Small Cap Growth Fund	Portfolio of investments—September 30, 2018 (unaudited)

Security name	Shares	Value

Diversified Financial Services: 0.75%
Texas Pacific Land Trust	930	$802,181

Health Care: 24.42%

Biotechnology: 8.26%
AnaptysBio Incorporated †	7,451	743,386
Array BioPharma Incorporated †	57,095	867,844
Avrobio Incorporated †	8,826	457,805
CareDx Incorporated †	31,097	897,148
Coherus Biosciences Incorporated †	41,723	688,430
CRISPR Therapeutics AG †	5,214	231,241
Deciphera Pharmaceuticals Incorporated †	7,598	294,195
Editas Medicine Incorporated †«	11,291	359,280
Flexion Therapeutics Incorporated †«	47,704	892,542
Gritstone Oncology Incorporated †	40,000	600,000
Halozyme Therapeutics Incorporated †	36,600	665,022
Iovance Biotherapeutics Incorporated †	35,028	394,065
KalVista Pharmaceuticals Incorporated †	26,680	589,895
Mirati Therapeutics Incorporated †	6,344	298,802
Tyme Technologies Incorporated †	97,709	271,631
Vericel Corporation †	43,598	616,912

		8,868,198

Health Care Equipment & Supplies: 10.61%
Avanos Medical Incorporated †	18,831	1,289,924
BioLife Solutions Incorporated †	74,400	1,302,000
Haemonetics Corporation †	19,985	2,289,881
ICU Medical Incorporated †	5,233	1,479,631
Insulet Corporation †	18,484	1,958,380
iRhythm Technologies Incorporated †	10,739	1,016,554
Orthopediatrics Corporation †«	29,730	1,089,307
Sientra Incorporated †	40,504	967,236

		11,392,913

Health Care Providers & Services: 2.24%
Amedisys Incorporated †	10,215	1,276,466
RadNet Incorporated †	75,029	1,129,186

		2,405,652

Health Care Technology: 0.62%
Inspire Medical Systems Incorporated †	15,841	666,589

Pharmaceuticals: 2.69%
Assembly Biosciences Incorporated †	9,228	342,728
Endocyte Incorporated †	35,659	633,304
GW Pharmaceuticals plc ADR †	3,600	621,864
MyoKardia Incorporated †	10,565	688,838
Wave Life Sciences Limited †	12,128	606,400

		2,893,134

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—September 30, 2018 (unaudited)	Wells Fargo Traditional Small Cap Growth Fund	11

Security name	Shares	Value

Industrials: 18.18%

Aerospace & Defense: 2.84%
Aerojet Rocketdyne Holdings †	43,265	$1,470,577
Mercury Computer Systems Incorporated †	28,462	1,574,518

		3,045,095

Airlines: 1.11%
Spirit Airlines Incorporated †	25,296	1,188,153

Commercial Services & Supplies: 5.70%
Casella Waste Systems Incorporated Class A †	60,793	1,888,231
Mobile Mini Incorporated	31,900	1,398,815
MSA Safety Incorporated	15,788	1,680,475
The Brink’s Company	16,572	1,155,897

		6,123,418

Construction & Engineering: 1.77%
WillScot Corporation †«	110,975	1,903,221

Machinery: 1.61%
Energy Recovery Incorporated †«	61,022	546,147
Evoqua Water Technologies Company †	66,589	1,183,952

		1,730,099

Road & Rail: 1.77%
Saia Incorporated †	24,874	1,901,617

Trading Companies & Distributors: 3.38%
SiteOne Landscape Supply Incorporated †	22,166	1,669,986
Univar Incorporated †	63,879	1,958,530

		3,628,516

Information Technology: 25.57%

Electronic Equipment, Instruments & Components: 2.38%
Littelfuse Incorporated	7,060	1,397,103
Novanta Incorporated †	17,040	1,165,536

		2,562,639

IT Services: 8.18%
EPAM Systems Incorporated †	12,455	1,715,054
Euronet Worldwide Incorporated †	13,811	1,384,138
GreenSky Incorporated Class A †	34,126	614,268
Keywords Studios plc	53,976	1,371,871
WEX Incorporated †	8,424	1,691,202
WNS Holdings Limited ADR †	39,523	2,005,792

		8,782,325

Semiconductors & Semiconductor Equipment: 0.76%
Universal Display Corporation «	6,929	816,929

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Traditional Small Cap Growth Fund	Portfolio of investments—September 30, 2018 (unaudited)

Security name		Shares	Value

Software: 12.72%
2U Incorporated †		13,675	$1,028,223
Bottomline Technologies (de) Incorporated †		22,772	1,655,752
Envestnet Incorporated †		39,965	2,435,867
Globant SA †		36,772	2,169,180
LivePerson Incorporated †		41,221	1,069,685
MINDBODY Incorporated Class A †		43,094	1,751,771
Model N Incorporated †		61,067	967,912
Proofpoint Incorporated †		8,455	899,020
SendGrid Incorporated †		45,691	1,680,972

			13,658,382

Technology Hardware, Storage & Peripherals: 1.53%
NCR Corporation †		47,273	1,343,026
USA Technologies Incorporated †		41,451	298,447

			1,641,473

Materials: 1.80%

Chemicals: 1.80%
Ingevity Corporation †		18,980	1,933,682

Total Common Stocks (Cost $85,905,706)			104,005,825

	Yield
Short-Term Investments: 10.12%

Investment Companies: 10.12%
Securities Lending Cash Investment LLC (l)(r)(u)	2.17%	8,492,773	8,493,622
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.99	2,367,984	2,367,984

Total Short-Term Investments (Cost $10,861,606)			10,861,606

Total investments in securities (Cost $96,767,312)	106.97%	114,867,431
Other assets and liabilities, net	(6.97)	(7,482,955)

Total net assets	100.00%	$107,384,476

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—September 30, 2018 (unaudited)	Wells Fargo Traditional Small Cap Growth Fund	13

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	10,521,186	43,024,484	45,052,897	8,492,773	$689	$0	$57,780	$8,493,622
Wells Fargo Government Money Market Fund Select Class	870,700	25,989,964	24,492,680	2,367,984	0	0	25,179	2,367,984

					$689	$0	$82,959	$10,861,606	10.12%

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Traditional Small Cap Growth Fund	Statement of assets and liabilities—September 30, 2018 (unaudited)

Assets
Investments in unaffiliated securities (including $8,216,597 of securities loaned), at value (cost $85,905,706)	$104,005,825
Investments in affiliated securities, at value (cost $10,861,606)	10,861,606
Foreign currency, at value (cost $334)	334
Receivable for investments sold	1,660,675
Receivable for Fund shares sold	1,554
Receivable for dividends	23,440
Receivable for securities lending income	11,720
Prepaid expenses and other assets	51,915

Total assets	116,617,069

Liabilities
Payable upon receipt of securities loaned	8,491,945
Payable for investments purchased	600,000
Management fee payable	53,063
Payable for Fund shares redeemed	19,656
Administration fees payable	18,107
Trustees’ fees and expenses payable	1,985
Distribution fee payable	229
Accrued expenses and other liabilities	47,608

Total liabilities	9,232,593

Total net assets	$107,384,476

NET ASSETS CONSIST OF
Paid-in capital	$63,922,774
Total distributable earnings	43,461,702

Total net assets	$107,384,476

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$96,000,009
Shares outstanding – Class A1	5,240,377
Net asset value per share – Class A	$18.32
Maximum offering price per share – Class A2	$19.44
Net assets – Class C	$383,467
Shares outstanding – Class C1	23,084
Net asset value per share – Class C	$16.61
Net assets – Administrator Class	$146,483
Shares outstanding – Administrator Class[1]	7,142
Net asset value per share – Administrator Class	$20.51
Net assets – Institutional Class	$10,854,517
Shares outstanding – Institutional Class[1]	516,907
Net asset value per share – Institutional Class	$21.00

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended September 30, 2018 (unaudited)	Wells Fargo Traditional Small Cap Growth Fund	15

Investment income
Dividends	$159,448
Securities lending income from affiliates, net	57,780
Income from affiliated securities	25,179

Total investment income	242,407

Expenses
Management fee	436,004
Administration fees
Class A	96,557
Class C	318
Administrator Class	88
Institutional Class	6,626
Shareholder servicing fees
Class A	114,948
Class C	378
Administrator Class	168
Distribution fee
Class C	1,136
Custody and accounting fees	4,029
Professional fees	26,186
Registration fees	31,319
Shareholder report expenses	21,952
Trustees’ fees and expenses	10,972
Other fees and expenses	4,460

Total expenses	755,141
Less: Fee waivers and/or expense reimbursements	(139,954)

Net expenses	615,187

Net investment loss	(372,780)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Unaffiliated securities	22,149,917
Affiliated securities	689

Net realized gains on investments	22,150,606
Net change in unrealized gains (losses) on investments	(3,559,026)

Net realized and unrealized gains (losses) on investments	18,591,580

Net increase in net assets resulting from operations	$18,218,800

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Traditional Small Cap Growth Fund	Statement of changes in net assets

	Six months ended September 30, 2018 (unaudited)		Year ended March 31, 2018[1]

Operations
Net investment loss		$(372,780)		$(710,379)
Net realized gains on investments		22,150,606		6,532,249
Net change in unrealized gains (losses) on investments		(3,559,026)		8,067,432

Net increase in net assets resulting from operations		18,218,800		13,889,302

Distributions to shareholders
Class A		0		(5,360,360)
Class C		0		(16,142)
Administrator Class		0		(7,844)
Institutional Class		0		(468,228)

Total distributions to shareholders		0		(5,852,574)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	73,293	1,249,411	100,773	1,525,252
Class C	6,352	102,469	3,801	52,022
Administrator Class	2,464	44,433	6,799	114,428
Institutional Class	97,021	1,828,225	85,364	1,472,577

		3,224,538		3,164,279

Reinvestment of distributions
Class A	0	0	352,388	5,243,537
Class C	0	0	975	13,232
Administrator Class	0	0	362	6,032
Institutional Class	0	0	26,092	443,822

		0		5,706,623

Payment for shares redeemed
Class A	(364,160)	(6,306,097)	(795,898)	(11,972,813)
Class C	(2,896)	(42,929)	(2,471)	(34,576)
Administrator Class	(3,057)	(52,436)	(10,531)	(172,453)
Institutional Class	(86,516)	(1,679,682)	(107,067)	(1,838,265)

		(8,081,144)		(14,018,107)

Net decrease in net assets resulting from capital share transactions		(4,856,606)		(5,147,205)

Total increase in net assets		13,362,194		2,889,523

Net assets
Beginning of period		94,022,282		91,132,759

End of period		$107,384,476		$94,022,282

[1]

Effective for all filings after November 4, 2018, the SEC prospectively eliminated the requirements to parenthetically disclose undistributed net investment income at the end of the period and to disaggregate distributions to shareholders between distributions from net investment income and distributions from realized gains. Accumulated net investment loss at March 31, 2018 was $73,600. The disaggregated distributions information for the year ended March 31, 2018 is included in Note 7, Distributions to Shareholders, in the notes to the financial statements.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Traditional Small Cap Growth Fund	17

(For a share outstanding throughout each period)

	Six months ended September 30, 2018 (unaudited)	Year ended March 31					Year ended October 31, 2013
CLASS A		2018	2017	2016	2015	2014[1]
Net asset value, beginning of period	$15.32	$14.08	$12.05	$18.04	$20.37	$23.11	$17.08
Net investment loss	(0.06)[2]	(0.12)[2]	(0.10)[2]	(0.12)[2]	(0.18)	(0.09)[2]	(0.11	) [2]
Net realized and unrealized gains (losses) on investments	3.06	2.35	2.51	(2.13)	1.33	0.96	6.34

Total from investment operations	3.00	2.23	2.41	(2.25)	1.15	0.87	6.23
Distributions to shareholders from
Net realized gains	0.00	(0.99)	(0.38)	(3.74)	(3.48)	(3.61)	(0.20)
Net asset value, end of period	$18.32	$15.32	$14.08	$12.05	$18.04	$20.37	$23.11
Total return[3]	19.58%	16.08%	20.10%	(12.86)%	6.77%	4.14%	36.98%
Ratios to average net assets (annualized)
Gross expenses	1.50%	1.52%	1.51%	1.50%	1.47%	1.54%	1.48%
Net expenses	1.23%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%
Net investment loss	(0.76)%	(0.79)%	(0.77)%	(0.74)%	(0.87)%	(1.04)%	(0.58)%
Supplemental data
Portfolio turnover rate	120%	44%	113%	123%	73%	36%	77%
Net assets, end of period (000s omitted)	$96,000	$84,738	$82,734	$84,139	$123,712	$141,446	$141,933

[1]	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

[2]	Calculated based upon average shares outstanding

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Traditional Small Cap Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2018 (unaudited)	Year ended March 31					Year ended October 31, 2013
CLASS C		2018	2017	2016	2015	2014[1]
Net asset value, beginning of period	$13.94	$12.99	$11.22	$17.21	$19.73	$22.56	$16.80
Net investment loss	(0.12)[2]	(0.21)[2]	(0.18)[2]	(0.18)	(0.29)[2]	(0.15)[2]	(0.26)
Net realized and unrealized gains (losses) on investments	2.79	2.15	2.33	(2.07)	1.25	0.93	6.22

Total from investment operations	2.67	1.94	2.15	(2.25)	0.96	0.78	5.96
Distributions to shareholders from
Net realized gains	0.00	(0.99)	(0.38)	(3.74)	(3.48)	(3.61)	(0.20)
Net asset value, end of period	$16.61	$13.94	$12.99	$11.22	$17.21	$19.73	$22.56
Total return[3]	19.15%	15.17%	19.26%	(13.55)%	5.98%	3.85%	35.92%
Ratios to average net assets (annualized)
Gross expenses	2.25%	2.27%	2.26%	2.25%	2.22%	2.30%	2.23%
Net expenses	1.98%	2.08%	2.08%	2.08%	2.08%	2.08%	2.08%
Net investment loss	(1.50)%	(1.54)%	(1.52)%	(1.49)%	(1.61)%	(1.81)%	(1.36)%
Supplemental data
Portfolio turnover rate	120%	44%	113%	123%	73%	36%	77%
Net assets, end of period (000s omitted)	$383	$274	$225	$162	$232	$403	$150

[1]	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

[2]	Calculated based upon average shares outstanding

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Traditional Small Cap Growth Fund	19

(For a share outstanding throughout each period)

	Six months ended September 30, 2018 (unaudited)	Year ended March 31					Year ended October 31, 2013
ADMINISTRATOR CLASS		2018	2017	2016	2015	2014[1]
Net asset value, beginning of period	$17.14	$15.63	$13.29	$19.44	$21.65	$24.33	$17.94
Net investment loss	(0.06)[2]	(0.11)[2]	(0.09)[2]	(0.10)[2]	(0.15)[2]	(0.08)[2]	(0.09)[2]
Net realized and unrealized gains (losses) on investments	3.43	2.61	2.81	(2.31)	1.42	1.01	6.68

Total from investment operations	3.37	2.50	2.72	(2.41)	1.27	0.93	6.59
Distributions to shareholders from
Net realized gains	0.00	(0.99)	(0.38)	(3.74)	(3.48)	(3.61)	(0.20)
Net asset value, end of period	$20.51	$17.14	$15.63	$13.29	$19.44	$21.65	$24.33
Total return[3]	19.66%	16.21%	20.56%	(12.76)%	6.93%	4.18%	37.21%
Ratios to average net assets (annualized)
Gross expenses	1.43%	1.44%	1.43%	1.39%	1.29%	1.32%	1.26%
Net expenses	1.15%	1.20%	1.20%	1.20%	1.19%	1.19%	1.17%
Net investment loss	(0.68)%	(0.66)%	(0.64)%	(0.61)%	(0.73)%	(0.90)%	(0.43)%
Supplemental data
Portfolio turnover rate	120%	44%	113%	123%	73%	36%	77%
Net assets, end of period (000s omitted)	$146	$133	$174	$2,413	$3,128	$3,896	$3,882

[1]	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Traditional Small Cap Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2018 (unaudited)	Year ended March 31					Year ended October 31, 2013
INSTITUTIONAL CLASS		2018	2017	2016	2015	2014[1]
Net asset value, beginning of period	$17.53	$15.94	$13.54	$19.69	$21.84	$24.50	$18.03
Net investment income (loss)	(0.04)[2]	(0.08)[2]	(0.06)[2]	(0.07)[2]	(0.11)[2]	(0.07)[2]	0.00	[2],3
Net realized and unrealized gains (losses) on investments	3.51	2.66	2.84	(2.34)	1.44	1.02	6.67

Total from investment operations	3.47	2.58	2.78	(2.41)	1.33	0.95	6.67
Distributions to shareholders from
Net realized gains	0.00	(0.99)	(0.38)	(3.74)	(3.48)	(3.61)	(0.20)
Net asset value, end of period	$21.00	$17.53	$15.94	$13.54	$19.69	$21.84	$24.50
Total return[4]	19.79%	16.40%	20.62%	(12.58)%	7.16%	4.29%	37.42%
Ratios to average net assets (annualized)
Gross expenses	1.17%	1.19%	1.18%	1.14%	1.04%	1.10%	1.04%
Net expenses	0.90%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%
Net investment income (loss)	(0.43)%	(0.44)%	(0.43)%	(0.39)%	(0.52)%	(0.69)%	0.01%
Supplemental data
Portfolio turnover rate	120%	44%	113%	123%	73%	36%	77%
Net assets, end of period (000s omitted)	$10,855	$8,878	$8,001	$8,980	$11,812	$17,086	$17,997

[1]	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005.

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Traditional Small Cap Growth Fund	21

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Traditional Small Cap Growth Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy

22	Wells Fargo Traditional Small Cap Growth Fund	Notes to financial statements (unaudited)

by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund is included in securities lending income from affiliated (net of fees and rebates) on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date.

Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.

Distributions to shareholders

Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of September 30, 2018, the aggregate cost of all investments for federal income tax purposes was $96,888,827 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$20,020,334
Gross unrealized losses	(2,041,730)
Net unrealized gains	$17,978,604

As of March 31, 2018, the Fund had a qualified late-year ordinary loss of $61,372 which was recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

Notes to financial statements (unaudited)	Wells Fargo Traditional Small Cap Growth Fund	23

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Communication services	$1,226,035	$0	$0	$1,226,035
Consumer discretionary	18,696,844	0	0	18,696,844
Consumer staples	4,321,726	0	0	4,321,726
Energy	2,420,455	0	0	2,420,455
Financials	2,198,730	0	0	2,198,730
Health care	26,226,486	0	0	26,226,486
Industrials	19,520,119	0	0	19,520,119
Information technology	27,461,748	0	0	27,461,748
Materials	1,933,682	0	0	1,933,682

Short-term investments
Investment companies	2,367,984	8,493,622	0	10,861,606
Total assets	$106,373,809	$8,493,622	$0	$114,867,431

Additional sector, industry or geographic detail is included in the Portfolio of Investments

At September 30, 2018, the Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the applicable subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.85% and declining to 0.71% as the average daily net assets of the Fund increase. For the six months ended September 30, 2018, the management fee was equivalent to an annual rate of 0.85% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase.

24	Wells Fargo Traditional Small Cap Growth Fund	Notes to financial statements (unaudited)

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C	0.21%
Administrator Class, Institutional Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund level expenses on a proportionate basis and then from class specific expenses; otherwise, waivers and/or reimbursements are applied against class specific expenses before fund level expenses. Funds Management has committed through July 31, 2019 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.23% for Class A shares, 1.98% for Class C shares, 1.15% for Administrator Class shares, and 0.90% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Prior to April 2, 2018, the Fund’s expenses were capped at 1.33 % for Class A shares, 2.08 % for Class C shares, 1.20 % for Administrator Class shares, and 0.98% for Institutional Class shares.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended September 30, 2018, Funds Distributor received $987 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended September 30, 2018.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended September 30, 2018 were $119,053,413 and $126,892,386, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

Notes to financial statements (unaudited)	Wells Fargo Traditional Small Cap Growth Fund	25

For the six months ended September 30, 2018, there were no borrowings by the Fund under the agreement.

7. DISTRIBUTIONS TO SHAREHOLDERS

Beginning October 2018, the Securities and Exchange Commission eliminated the requirement to separately state the components of distributions to shareholders. The amounts of distributions to shareholders for the year ended March 31, 2018 were as follows:

Net realized gains
Class A	$5,360,360
Class C	16,142
Administrator Class	7,844
Institutional Class	468,228

8. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

10. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has early adopted the removal and modification disclosures, as permitted, and will adopt the additional new disclosures at the effective date.

26	Wells Fargo Traditional Small Cap Growth Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Traditional Small Cap Growth Fund	27

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 153 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2009	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

28	Wells Fargo Traditional Small Cap Growth Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Fund complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	N/A
Pamela Wheelock (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently the Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Other information (unaudited)	Wells Fargo Traditional Small Cap Growth Fund	29

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
Alexander Kymn[3] (Born 1973)	Secretary, since 2018; Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 76 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 77 funds and Assistant Treasurer of 76 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

[3]	Alexander Kymn became the Secretary and Chief Legal Officer effective April 17, 2018.

30	Wells Fargo Traditional Small Cap Growth Fund	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Wells Fargo Traditional Small Cap Growth Fund

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 22-23, 2018 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Traditional Small Cap Growth Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2018, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2018. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Wells Fargo Asset Management (“WFAM”), of which Funds Management and the Sub-Adviser are a part, a summary of investments made in the business of WFAM, a summary of certain organizational and personnel changes involving Funds Management and the Sub-Adviser, and a description of Funds Management’s and the Sub-Adviser’s business continuity planning programs and of their approaches to data privacy and cybersecurity. The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Other information (unaudited)	Wells Fargo Traditional Small Cap Growth Fund	31

Fund investment performance and expenses

The Board considered the investment performance results for the Fund over various time periods ended December 31, 2017. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Class A) was lower than the average investment performance of the Universe for all periods under review. The Board also noted that the investment performance of the Fund was lower than its benchmark index, the Russell 2000 Growth Index, for all periods under review.

The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and benchmark for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to investment decisions and market factors that affected the Fund’s investment performance. The Board also noted that it had approved changes to the Fund’s principal investment strategies that went effective in 2018.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups for all share classes.

The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were in range of the sum of these average rates for the Fund’s expense Groups for all Classes.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

32	Wells Fargo Traditional Small Cap Growth Fund	Other information (unaudited)

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo & Co. (“Wells Fargo”) as a whole, from providing services to the Fund and the fund family as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the WFAM and Wells Fargo profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and recent enhancements made to the methodology. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management, WFAM or Wells Fargo from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

The Board considered the extent to which Funds Management may experience economies of scale in the provision of management services, and the extent to which scale benefits, if any, would be shared with shareholders. In particular, the Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that in addition to management fee breakpoints, competitive management fee rates set at the outset without regard to breakpoints and fee waiver and expense reimbursement arrangements, as well as investments in the business intended to enhance services available to Fund shareholders, are means of sharing potential economies of scale with shareholders of the Fund.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

Appendix A (unaudited)	Wells Fargo Traditional Small Cap Growth Fund	33

SALES CHARGE REDUCTIONS AND WAIVERS FOR CERTAIN INTERMEDIARIES

Ameriprise

Effective June 1, 2018, shareholders purchasing Fund shares through an Ameriprise Financial platform or account will be eligible only for the following Class A load waivers (front-end sales charge waivers), which may differ from those disclosed elsewhere in the Fund’s prospectus or Statement of Additional Information.

Front-end Sales Load Waivers on Class A Shares Available at Ameriprise Financial

•

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

•	Shares purchased through an Ameriprise Financial investment advisory program (if an Advisory or similar share class for such investment advisory program is not available)

•

Shares purchased by third party investment advisors on behalf of their advisory clients through Ameriprise Financial’s platform (if an Advisory or similar share class for such investment advisory program is not available)

•	Shares purchased through reinvestment of distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the same fund family)

•

Shares exchanged from Class C shares of the same fund in the month of or following the 10-year anniversary of the purchase date. To the extent that the Fund’s prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that the Fund’s prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load-waived shares, that waiver will also apply to such exchanges.

•	Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members

•

Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement). Subject to the Fund’s policy regarding frequent purchases and redemptions of Fund shares, you may not be able to repurchase shares for the first 30 days after your redemption.

Automatic Exchange of Class C Shares Available at Ameriprise Financial

•	Class C shares will automatically exchange to Class A shares in the month of the 10-year anniversary of the purchase date.

Merrill Lynch

Effective April 10, 2017, shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s prospectus or Statement of Additional Information.

Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch

•

Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

•	Shares purchased by or through a 529 Plan

•	Shares purchased through a Merrill Lynch affiliated investment advisory program

34	Wells Fargo Traditional Small Cap Growth Fund	Appendix A (unaudited)
•	Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform

•	Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

•	Shares exchanged from Class C (i.e. level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date

•

Employees and registered representatives of Merrill Lynch or its affiliates and their family members, as defined by Merrill Lynch, which may differ from the definition of family member in the Fund’s prospectus.

•	Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in the Fund’s prospectus

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement). Subject to the Fund’s policy regarding frequent purchases and redemptions of Fund shares, you may not be able to repurchase shares for the first 30 days after your redemption.

CDSC Waivers on A, B and C Shares available at Merrill Lynch

•	Death or disability of the shareholder

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus

•	Return of excess contributions from an IRA Account

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½

•	Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch

•	Shares acquired through a right of reinstatement

•	Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms (applicable to A and C shares only)

Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent

•	Breakpoints as described in the Fund’s prospectus

•

Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

•	Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)

Morgan Stanley

Effective on or about July 1, 2018, shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following Class A load waivers (front-end sales charge waivers), which may differ from and be more limited than those disclosed in the Fund’s prospectus or Statement of Additional Information.

Front-end Sales Load Waivers on Class A Shares Available at Morgan Stanley

•

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

•	Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules

•	Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund

•	Shares purchased through a Morgan Stanley self-directed brokerage account

Appendix A (unaudited)	Wells Fargo Traditional Small Cap Growth Fund	35
•

Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are exchanged to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class exchange program.

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge. This waiver is subject to the Fund’s policy regarding frequent purchases and redemption of Fund shares, as discussed under “Account Information—Frequent Purchases and Redemptions of Fund Shares” in the Fund’s prospectus.

Raymond James & Associates, Inc., Raymond James Financial Services & Raymond James affiliates (“Raymond James”)

Effective on or about March 1, 2019, shareholders purchasing Fund shares through a Raymond James platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.

Front-end Sales Load Waivers on Class A shares Available at Raymond James

•	Shares purchased in an investment advisory program.

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

•	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

•

A shareholder in the fund’s Class C shares will have their shares automatically exchanged at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the exchange is in line with the policies and procedures of Raymond James.

CDSC Waivers on Class A and C Shares Available at Raymond James

•	Death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.

•	Return of excess contributions from an IRA Account.

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½ as described in the Fund’s prospectus.

•	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

•	Shares acquired through a right of reinstatement.

Front-end Load Discounts Available at Raymond James: Breakpoints, and/or Rights of Accumulation

•	Breakpoints as described in the Fund’s Prospectus.

•

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals:
1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker/dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2018 Wells Fargo Funds Management, LLC. All rights reserved.

317301 11-18 SA247/SAR247 09-18

Semi-Annual Report

September 30, 2018

Wells Fargo Precious Metals Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of September 30, 2018, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Precious Metals Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

The second and third quarters of 2018 were characterized by growing economic and investment activity in the U.S.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Precious Metals Fund for the six-month period that ended September 30, 2018. The second and third quarters of 2018 were characterized by growing economic and investment activity in the U.S. In contrast, economies overseas were restrained as geopolitical tensions and rising interest rates diverted investor interest in those markets.

For the period, U.S. stocks, as measured by the S&P 500 Index,1 gained 11.41% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 lost 1.93%. Based on the MSCI EM Index (Net),3 emerging market stocks lost 8.97%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 lost 0.14% while the Bloomberg Barclays Global Aggregate ex-USD Index5 fell 6.42%. The Bloomberg Barclays Municipal Bond Index6 added 0.72%, and the ICE BofAML U.S. High Yield Index7 was up 3.46%.

Global trade tensions escalated during the second quarter.

During the second quarter of 2018, the U.S. government imposed tariffs, and foreign governments in North America, Europe, and Asia retaliated. The actions marked the initialization of trade tensions that would escalate during the next six months. The increasing tensions chilled investment activity as observers awaited signals of next steps.

Meanwhile, inflation continued an upward trend. The CPI-U8 added 0.1% in June after an increase of 0.2% in both April and May. On a year-over-year basis, the all-items index rose 2.9% for the 12 months that ended June 30, 2018. The index for all items less food and energy rose 2.3% for the same 12-month period.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure large- and mid-cap equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 24 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2018. ICE Data Indices, LLC. All rights reserved.

[8]

The Consumer Price Index for All Urban Consumers (CPI-U) measures the changes in the price of a basket of goods and services purchased by urban consumers. The urban consumer population is deemed by many as a better representative measure of the general public because close to 90% of the country’s population lives in highly populated areas. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Precious Metals Fund	3

U.S. stocks gained while international stocks and bonds declined during the summer of 2018.

The U.S. economy strengthened during the summer months. Revised second-quarter gross domestic product data released in August showed the U.S. economy growing at a 4.2% rate. After ticking up slightly in June, the unemployment rate in the U.S. was 3.9% in July and August, according to the U.S. Department of Labor. Wages showed more consistent growth, and consumer confidence remained strong.

Several U.S. equity market indices reached records during August, with the S&P 500 Index gaining 7.76% for the three-month period that ended August 31, 2018. International stock values continued to suffer under the effects of a strong U.S. dollar and continuing trade tensions. The MSCI ACWI ex USA Index (Net) and the MSCI EM Index (Net) were down 4.70% and 1.64%, during the same three-month period.

The U.S. Federal Reserve (Fed) increased the federal funds rate in June, and expectations grew that two more rate increases were in the offing in 2018. Long-term interest rates in the U.S. remained at higher levels relative to the prior 10 years. Rates on 10-year and 30-year Treasury bonds—2.74% and 2.97%, respectively, on March 31, 2018—were 3.05% and 3.19%, respectively, on September 30, off their peak levels on May 17, 2018, of 3.11% and 3.25%, respectively. Some investors became more aware of and concerned about the potential for an inverted yield curve—sometimes a recession signal—as short-term rates increased more quickly than long-term rates. The Fed decided to forgo an interest rate increase at its August meeting.

Internationally, members of Prime Minister Theresa May’s U.K./Brexit negotiating team resigned amid unproductive negotiations. In early August, the Bank of England’s Monetary Policy Committee increased its key interest rate to 0.75%. Central banks in Europe and Japan maintained low interest rates and accommodative monetary policies. Amid rising trade uncertainty, the People’s Bank of China cut reserve requirement ratios and accelerated infrastructure spending and tax cuts for business enterprises and individuals. Nevertheless, a strengthening U.S. dollar and the trade tensions remained headwinds for investors overseas.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

The U.S. economy strengthened during the summer months.

4	Wells Fargo Precious Metals Fund	Letter to shareholders (unaudited)

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Notice to shareholders

At a meeting held on August 14-15, 2018, the Board of Trustees of the Fund approved the following policy which will be effective on or about February 5, 2019:

Class C shares will convert automatically into Class A shares ten years after the initial date of purchase or, if you acquired your Class C shares through an exchange or conversion from another share class, ten years after the date you acquired your Class C shares. When Class C shares that you acquired through a purchase or exchange convert, any other Class C shares that you purchased with reinvested dividends and distributions also will convert into Class A shares on a pro rata basis. A shorter holding period may also apply depending on your intermediary. Please see “Appendix A—Sales Charge Reductions and Waivers for Certain Intermediaries” in the Fund’s prospectus or at the end of this report.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222.

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6	Wells Fargo Precious Metals Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Michael Bradshaw, CFA®

Oleg Makhorine

Average annual total returns (%) as of September 30, 20181

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (EKWAX)	1-20-1998	(25.93)	(6.87)	(4.13)	(21.42)	(5.76)	(3.56)	1.21	1.09
Class C (EKWCX)	1-29-1998	(23.02)	(6.47)	(4.28)	(22.02)	(6.47)	(4.28)	1.96	1.84
Administrator Class (EKWDX)	7-30-2010	–	–	–	(21.31)	(5.63)	(3.43)	1.13	0.95
Institutional Class (EKWYX)	2-29-2000	–	–	–	(21.18)	(5.49)	(3.27)	0.88	0.79
FTSE Gold Mines Index[4]	–	–	–	–	(21.33)	(4.34)	(5.47)	–	–
S&P 500 Index[5]	–	–	–	–	17.91	13.95	11.97	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

While the S&P 500 Index is comprised of U.S. equity securities of companies diversified across ten sectors, the Fund’s holdings are concentrated primarily in precious metals related stocks. Therefore, the performance of the S&P 500 Index is displayed only to show how the concentrated Fund performed compared with a diversified selection of U.S. equity securities.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Funds that concentrate their investments in limited sectors, such as gold-related investments, are more vulnerable to adverse market, economic, regulatory, political, or other developments affecting those sectors. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk, geographic, non-diversification risk, smaller-company securities risk, and subsidiary risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Precious Metals Fund	7

Ten largest holdings (%) as of September 30, 2018[6]
Randgold Resources Limited ADR	7.47
Newmont Mining Corporation	6.89
Kirkland Lake Gold Limited	6.00
Newcrest Mining Limited	5.51
Royal Gold Incorporated	5.40
Gold Bullion	4.62
Kinross Gold Corporation	4.58
Franco-Nevada Corporation-Legend Shares	3.57
Agnico Eagle Mines Limited-U.S. Exchange Traded Shares	3.47
B2Gold Corporation	3.14

Country allocation as of September 30, 2018[7]

[1]

Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares and has been adjusted to reflect the higher expenses applicable to Administrator Class shares. Historical performance shown for all classes of the Fund prior July 19, 2010, is based on the Fund’s predecessor Evergreen Precious Metals Fund.

[2]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]

The manager has contractually committed through July 31, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), fees and expenses of its wholly-owned subsidiary, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[4]

FTSE Gold Mines Index is an unmanaged, open-ended index designed to reflect the performance of the worldwide market in the shares of companies whose principal activity is the mining of gold. You cannot invest directly in an index.

[5]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[6]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[7]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

8	Wells Fargo Precious Metals Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from April 1, 2018 to September 30, 2018.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 4-1-2018	Ending account value 9-30-2018	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$852.44	$5.06	1.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.60	$5.52	1.09%
Class C
Actual	$1,000.00	$849.09	$8.53	1.84%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.84	$9.30	1.84%
Administrator Class
Actual	$1,000.00	$852.83	$4.41	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.31	$4.81	0.95%
Institutional Class
Actual	$1,000.00	$853.75	$3.67	0.79%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.11	$4.00	0.79%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Consolidated portfolio of investments—September 30, 2018 (unaudited)	Wells Fargo Precious Metals Fund	9

Security name	Shares	Value

Common Stocks: 94.47%

Australia: 10.04%
Evolution Mining Limited (Materials, Metals & Mining)	3,100,000	$5,938,212
Newcrest Mining Limited (Materials, Metals & Mining)	982,294	13,782,093
Northern Star Resources Limited (Materials, Metals & Mining)	900,000	5,399,689

		25,119,994

Canada: 60.49%
Agnico Eagle Mines Limited-U.S. Exchange Traded Shares (Materials, Metals & Mining)	254,164	8,692,409
Agnico-Eagle Mines Limited (Materials, Metals & Mining)	225,370	7,698,157
Agnico-Eagle Mines Limited-Legend Shares (Materials, Metals & Mining)	35,000	1,197,000
Alamos Gold Incorporated Class A (Materials, Metals & Mining)	1,453,980	6,675,261
B2Gold Corporation (Materials, Metals & Mining)†	3,450,000	7,852,746
Barrick Gold Corporation (Materials, Metals & Mining)	609,083	6,748,640
Centerra Gold Incorporated-Legend Shares (Materials, Metals & Mining)144A	350,000	1,395,502
Continental Gold Incorporated (Materials, Metals & Mining)†	600,000	1,221,693
Detour Gold Corporation (Materials, Metals & Mining)†	91,057	735,985
Detour Gold Corporation-Legend Shares (Materials, Metals & Mining)†144A	525,000	4,243,410
Detour Gold Corporation-Legend Shares (Materials, Metals & Mining)†	90,000	727,442
Endeavour Mining Corporation (Materials, Metals & Mining)†	390,000	6,087,098
Franco-Nevada Corporation (Materials, Metals & Mining)	10,000	625,556
Franco-Nevada Corporation-Legend Shares (Materials, Metals & Mining)144A	142,948	8,942,204
Goldcorp Incorporated (Materials, Metals & Mining)	737,454	7,513,565
Goldcorp Incorporated-U.S. Exchange Traded Shares (Materials, Metals & Mining)	265,694	2,710,079
IAMGOLD Corporation (Materials, Metals & Mining)†	1,675,000	6,159,757
Kinross Gold Corporation (Materials, Metals & Mining)†	4,200,553	11,447,331
Kirkland Lake Gold Limited (Materials, Metals & Mining)	792,000	15,010,382
Mag Silver Corporation (Materials, Metals & Mining)†	600,000	4,849,611
Mag Silver Corporation-Legend Shares (Materials, Metals & Mining)	100,000	808,268
OceanaGold Corporation (Materials, Metals & Mining)	1,650,000	4,982,000
Osisko Gold Royalties Limited (Materials, Metals & Mining)	246,700	1,871,761
Pan American Silver Corporation (Materials, Metals & Mining)	440,000	6,494,400
Pretium Resources Incorporated (Materials, Metals & Mining)†	100,000	760,268
Semafo Incorporated (Materials, Metals & Mining)†	2,560,400	6,026,103
SSR Mining Incorporated (Materials, Metals & Mining)†	480,000	4,180,800
Tahoe Resources Incorporated-Legend Shares (Materials, Metals & Mining)	280,000	773,894
Torex Gold Resources Incorporated (Materials, Metals & Mining)†	275,000	2,335,579
Torex Gold Resources Incorporated-Legend Shares (Materials, Metals & Mining)†	185,000	1,571,207
Torex Gold Resources Incorporated-Legend Shares (Materials, Metals & Mining)†144A	266,250	2,261,265
Wheaton Precious Metals Corporation (Materials, Metals & Mining)	12,950	226,586
Wheaton Precious Metals Corporation-U.S. Exchange Traded Shares (Materials, Metals & Mining)	400,000	7,000,000
Yamana Gold Incorporated (Materials, Metals & Mining)	600,000	1,495,761

		151,321,720

Peru: 0.67%
Compania de Minas Buenaventura SA ADR (Materials, Metals & Mining)	125,000	1,676,250

South Africa: 0.74%
AngloGold Ashanti Limited ADR (Materials, Metals & Mining)	215,591	1,849,771

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Precious Metals Fund	Consolidated portfolio of investments—September 30, 2018 (unaudited)

Security name		Shares	Value

United Kingdom: 10.24%
Centamin plc (Materials, Metals & Mining)		750,000	$1,038,158
Fresnillo plc (Materials, Metals & Mining)		550,000	5,888,372
Randgold Resources Limited ADR (Materials, Metals & Mining)		265,000	18,695,750

			25,622,280

United States: 12.29%
Newmont Mining Corporation (Materials, Metals & Mining)		570,455	17,227,741
Royal Gold Incorporated (Materials, Metals & Mining)		175,436	13,519,098

			30,746,839

Total Common Stocks (Cost $208,338,706)			236,336,854

		Troy ounces
Commodities: 4.62%
Gold Bullion †**		9,690	11,548,300

Total Commodities (Cost $5,772,407)			11,548,300

	Yield	Shares
Short-Term Investments: 1.17%

Investment Companies: 1.17%
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.99%	2,933,700	2,933,700

Total Short-Term Investments (Cost $2,933,700)			2,933,700

Total investments in securities (Cost $217,044,813)	100.26%	250,818,854
Other assets and liabilities, net	(0.26)	(655,618)

Total net assets	100.00%	$250,163,236

†	Non-income-earning security

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

**	Represents an investment held in Special Investments (Cayman) SPC, the consolidated entity.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	4,941,346	39,438,431	41,446,077	2,933,700	$0	$0	$44,205	$2,933,700	1.17%

The accompanying notes are an integral part of these financial statements.

Consolidated statement of assets and liabilities—September 30, 2018 (unaudited)	Wells Fargo Precious Metals Fund	11

Assets
Investments in unaffiliated securities, at value (cost $208,338,706)	$236,336,854
Investments commodities, at value (cost $5,772,407)	11,548,300
Investments in affiliated securities, at value (cost $2,933,700)	2,933,700
Cash	71,903
Foreign currency, at value (cost $718,148)	718,361
Receivable for investments sold	1,291
Receivable for Fund shares sold	539,728
Receivable for dividends	180,497
Prepaid expenses and other assets	64,513

Total assets	252,395,147

Liabilities
Payable for Fund shares redeemed	1,839,799
Management fee payable	104,634
Administration fees payable	37,374
Distribution fee payable	14,940
Trustees’ fees and expenses payable	2,869
Accrued expenses and other liabilities	232,295

Total liabilities	2,231,911

Total net assets	$250,163,236

NET ASSETS CONSIST OF
Paid-in capital	$412,971,249
Total distributable loss	(162,808,013)

Total net assets	$250,163,236

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$138,344,670
Shares outstanding – Class A1	4,948,714
Net asset value per share – Class A	$27.96
Maximum offering price per share – Class A2	$29.67
Net assets – Class C	$24,136,673
Shares outstanding – Class C1	977,324
Net asset value per share – Class C	$24.70
Net assets – Administrator Class	$7,648,262
Shares outstanding – Administrator Class[1]	271,046
Net asset value per share – Administrator Class	$28.22
Net assets – Institutional Class	$80,033,631
Shares outstanding – Institutional Class[1]	2,815,548
Net asset value per share – Institutional Class	$28.43

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Precious Metals Fund	Consolidated statement of operations—six months ended September 30, 2018 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $76,163)	$1,173,438
Income from affiliated securities	44,205

Total investment income	1,217,643

Expenses
Management fee	953,722
Administration fees
Class A	172,796
Class C	31,568
Administrator Class	5,738
Institutional Class	58,495
Shareholder servicing fees
Class A	205,710
Class C	37,582
Administrator Class	11,034
Distribution fee
Class C	112,745
Custody and accounting fees	22,726
Professional fees	32,484
Registration fees	34,721
Shareholder report expenses	37,807
Trustees’ fees and expenses	10,973
Transfer agent fees	2,777
Other fees and expenses	14,338

Total expenses	1,745,216
Less: Fee waivers and/or expense reimbursements	(169,454)

Net expenses	1,575,762

Net investment loss	(358,119)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized losses on investments	(5,316,703)

Net change in unrealized gains (losses) on:
Unaffiliated securities	(37,503,726)
Commodities	(1,305,744)

Net change in unrealized gains (losses) on investments	(38,809,470)

Net realized and unrealized gains (losses) on investments	(44,126,173)

Net decrease in net assets resulting from operations	$(44,484,292)

The accompanying notes are an integral part of these financial statements.

Consolidated statement of changes in net assets	Wells Fargo Precious Metals Fund	13

	Six months ended September 30, 2018 (unaudited)		Year ended March 31, 2018[1]

Operations
Net investment loss		$(358,119)		$(1,185,623)
Net realized losses on investments		(5,316,703)		(589,728)
Net change in unrealized gains (losses) on investments		(38,809,470)		(24,177,396)

Net decrease in net assets resulting from operations		(44,484,292)		(25,952,747)

Distributions to shareholders
Class A		0		(2,808,058)
Class C		0		(414,068)
Administrator Class		0		(169,120)
Institutional Class		0		(1,238,811)

Total distributions to shareholders		0		(4,630,057)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	396,810	12,500,407	1,343,343	47,874,671
Class C	18,742	532,103	71,931	2,255,869
Administrator Class	9,742	319,156	312,074	11,409,031
Institutional Class	1,003,606	33,389,268	1,240,353	44,707,060

		46,740,934		106,246,631

Reinvestment of distributions
Class A	0	0	76,499	2,579,538
Class C	0	0	12,259	367,387
Administrator Class	0	0	4,880	165,920
Institutional Class	0	0	34,049	1,164,824

		0		4,277,669

Payment for shares redeemed
Class A	(870,454)	(27,666,161)	(2,732,751)	(97,070,775)
Class B	N/A	N/A	(9,235)[2]	(291,832)[2]
Class C	(176,736)	(4,940,881)	(467,766)	(14,797,679)
Administrator Class	(15,195)	(483,972)	(463,024)	(16,820,569)
Institutional Class	(669,896)	(21,681,346)	(1,251,776)	(44,720,355)

		(54,772,360)		(173,701,210)

Net decrease in net assets resulting from capital share transactions		(8,031,426)		(63,176,910)

Total decrease in net assets		(52,515,718)		(93,759,714)

Net assets
Beginning of period		302,678,954		396,438,668

End of period		$250,163,236		$302,678,954

[1]

Effective for all filings after November 4, 2018, the SEC prospectively eliminated the requirements to parenthetically disclose undistributed net investment income at the end of the period and to disaggregate distributions to shareholders between distributions from net investment income and distributions from realized gains. Accumulated net investment loss at March 31, 2018 was $12,736. The disaggregated distributions information for the year ended March 31, 2018 is included in Note 8, Distributions to Shareholders, in the notes to the financial statements.

[2]	For the period from April 1, 2017 to May 5, 2017. Effective at the close of business on May 5, 2017, Class B shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Precious Metals Fund	Consolidated financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2018 (unaudited)	Year ended March 31
CLASS A		2018	2017	2016	2015	2014[1]
Net asset value, beginning of period	$32.80	$35.99	$32.73	$28.99	$36.65	$53.59
Net investment income (loss)	(0.04)[2]	(0.11)[2]	(0.22)[2]	(0.05)	(0.11)[2]	0.05 [2]
Net realized and unrealized gains (losses) on investments	(4.80)	(2.60)	3.85	3.79	(7.55)	(16.78)

Total from investment operations	(4.84)	(2.71)	3.63	3.74	(7.66)	(16.73)
Distributions to shareholders from
Net investment income	0.00	(0.48)	(0.37)	0.00	0.00	0.00
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.21)

Total distributions to shareholders	0.00	(0.48)	(0.37)	0.00	0.00	(0.21)
Net asset value, end of period	$27.96	$32.80	$35.99	$32.73	$28.99	$36.65
Total return[3]	(14.76)%	(7.56)%	11.24%	12.90%	(20.90)%	(31.17)%
Ratios to average net assets (annualized)
Gross expenses	1.21%	1.21%	1.20%	1.23%	1.23%	1.22%
Net expenses	1.09%	1.04%	1.09%	1.10%	1.10%	1.09%
Net investment income (loss)	(0.27)%	(0.33)%	(0.57)%	(0.24)%	(0.30)%	0.12%
Supplemental data
Portfolio turnover rate	10%[4]	27%[4]	21%[4]	18%[4]	9%[4]	16%
Net assets, end of period (000s omitted)	$138,345	$177,859	$242,423	$236,310	$211,477	$300,906

[1]	Amounts do not reflect the consolidated results of its wholly-owned subsidiary.

[2]	Calculated based upon average shares outstanding

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[4]	Portfolio turnover rate includes the purchases and sales transactions of its wholly-owned subsidiary.

The accompanying notes are an integral part of these financial statements.

Consolidated financial highlights	Wells Fargo Precious Metals Fund	15

(For a share outstanding throughout each period)

	Six months ended September 30, 2018 (unaudited)	Year ended March 31
CLASS C		2018	2017	2016	2015	2014[1]
Net asset value, beginning of period	$29.09	$32.07	$29.10	$25.97	$33.08	$48.76
Net investment loss	(0.14)[2]	(0.33)[2]	(0.46)[2]	(0.24)[2]	(0.35)[2]	(0.22)[2]
Net realized and unrealized gains (losses) on investments	(4.25)	(2.30)	3.49	3.37	(6.76)	(15.25)

Total from investment operations	(4.39)	(2.63)	3.03	3.13	(7.11)	(15.47)
Distributions to shareholders from
Net investment income	0.00	(0.35)	(0.06)	0.00	0.00	0.00
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.21)

Total distributions to shareholders	0.00	(0.35)	(0.06)	0.00	0.00	(0.21)
Net asset value, end of period	$24.70	$29.09	$32.07	$29.10	$25.97	$33.08
Total return[3]	(15.09)%	(8.24)%	10.42%	12.05%	(21.49)%	(31.67)%
Ratios to average net assets (annualized)
Gross expenses	1.96%	1.96%	1.95%	1.99%	1.98%	1.97%
Net expenses	1.84%	1.79%	1.84%	1.85%	1.85%	1.84%
Net investment loss	(1.02)%	(1.07)%	(1.32)%	(0.99)%	(1.06)%	(0.62)%
Supplemental data
Portfolio turnover rate	10%[4]	27%[4]	21%[4]	18%[4]	9%[4]	16%
Net assets, end of period (000s omitted)	$24,137	$33,022	$48,710	$52,648	$59,074	$94,865

[1]	Amounts do not reflect the consolidated results of its wholly-owned subsidiary.

[2]	Calculated based upon average shares outstanding

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[4]	Portfolio turnover rate includes the purchases and sales transactions of its wholly-owned subsidiary.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Precious Metals Fund	Consolidated financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2018 (unaudited)	Year ended March 31
ADMINISTRATOR CLASS		2018	2017	2016	2015	2014[1]
Net asset value, beginning of period	$33.09	$36.27	$32.98	$29.17	$36.82	$53.75
Net investment income (loss)	(0.02)[2]	(0.09)[2]	(0.17)[2]	(0.03)[2]	(0.06)[2]	0.10 [2]
Net realized and unrealized gains (losses) on investments	(4.85)	(2.59)	3.87	3.84	(7.59)	(16.82)

Total from investment operations	(4.87)	(2.68)	3.70	3.81	(7.65)	(16.72)
Distributions to shareholders from
Net investment income	0.00	(0.50)	(0.41)	0.00	0.00	0.00
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.21)

Total distributions to shareholders	0.00	(0.50)	0.00	0.00	0.00	(0.21)
Net asset value, end of period	$28.22	$33.09	$36.27	$32.98	$29.17	$36.82
Total return[3]	(14.72)%	(7.40)%	11.37%	13.06%	(20.78)%	(31.06)%
Ratios to average net assets (annualized)
Gross expenses	1.13%	1.15%	1.12%	1.13%	1.07%	1.04%
Net expenses	0.95%	0.91%	0.95%	0.96%	0.96%	0.95%
Net investment income (loss)	(0.12)%	(0.25)%	(0.44)%	(0.10)%	(0.17)%	0.26%
Supplemental data
Portfolio turnover rate	10%[4]	27%[4]	21%[4]	18%[4]	9%[4]	16%
Net assets, end of period (000s omitted)	$7,648	$9,148	$15,325	$16,114	$21,917	$32,230

[1]	Amounts do not reflect the consolidated results of its wholly-owned subsidiary.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

[4]	Portfolio turnover rate includes the purchases and sales transactions of its wholly-owned subsidiary.

The accompanying notes are an integral part of these financial statements.

Consolidated financial highlights	Wells Fargo Precious Metals Fund	17

(For a share outstanding throughout each period)

	Six months ended September 30, 2018 (unaudited)	Year ended March 31
INSTITUTIONAL CLASS		2018	2017	2016	2015	2014[1]
Net asset value, beginning of period	$33.30	$36.47	$33.21	$29.33	$36.96	$53.87
Net investment income (loss)	0.01 [2]	0.02	(0.09)[2]	0.02 [2]	0.01 [2]	0.16 [2]
Net realized and unrealized gains (losses) on investments	(4.88)	(2.67)	3.85	3.86	(7.64)	(16.86)

Total from investment operations	(4.87)	(2.65)	3.76	3.88	(7.63)	(16.70)
Distributions to shareholders from
Net investment income	0.00	(0.52)	(0.50)	0.00	0.00	0.00
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.21)

Total distributions to shareholders	0.00	(0.52)	(0.50)	0.00	0.00	(0.21)
Net asset value, end of period	$28.43	$33.30	$36.47	$33.21	$29.33	$36.96
Total return[3]	(14.62)%	(7.27)%	11.49%	13.23%	(20.64)%	(30.95)%
Ratios to average net assets (annualized)
Gross expenses	0.88%	0.88%	0.88%	0.88%	0.80%	0.79%
Net expenses	0.79%	0.73%	0.79%	0.80%	0.79%	0.78%
Net investment income (loss)	0.04%	0.01%	(0.24)%	0.06%	0.03%	0.41%
Supplemental data
Portfolio turnover rate	10%[4]	27%[4]	21%[4]	18%[4]	9%[4]	16%
Net assets, end of period (000s omitted)	$80,034	$82,650	$89,680	$60,156	$43,014	$41,993

[1]	Amounts do not reflect the consolidated results of its wholly-owned subsidiary.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

[4]	Portfolio turnover rate includes the purchases and sales transactions of its wholly-owned subsidiary.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Precious Metals Fund	Notes to consolidated financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting (“FASB”) Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Precious Metals Fund (the “Fund”) which is a non-diversified series of the Trust.

Effective at the close of business on May 5, 2017, Class B shares were converted to Class A shares and are no longer offered by the Fund. Information for Class B shares reflected in the financial statements represents activity through May 5, 2017.

2. INVESTMENT IN SUBSIDIARY

The Fund invests in precious metals and minerals through Special Investments (Cayman) SPC (the “Subsidiary”), a wholly-owned subsidiary incorporated on May 3, 2005 under the laws of the Cayman Islands as an exempted segregated portfolio company with limited liability. As of September 30, 2018, the Subsidiary held $11,548,300 in gold bullion representing 100% of its net assets. The Fund is the sole shareholder of the Subsidiary. As of September 30, 2018, the Fund held $11,496,956 in the Subsidiary, representing 4.60% of the Fund’s net assets.

The consolidated financial statements of the Fund include the financial results of its wholly-owned subsidiary. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary and the consolidated financial statements include the accounts of the Fund and the Subsidiary. Accordingly, all interfund balances and transactions between the Fund and the Subsidiary have been eliminated in consolidation.

3. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in commodities are valued at their last traded price.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”)

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On September 30, 2018, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the

Notes to consolidated financial statements (unaudited)	Wells Fargo Precious Metals Fund	19

Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of September 30, 2018, the aggregate cost of all investments for federal income tax purposes was $159,349,312 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$153,006,973
Gross unrealized losses	(61,537,431)
Net unrealized gains	$91,469,542

20	Wells Fargo Precious Metals Fund	Notes to consolidated financial statements (unaudited)

As of March 31, 2018, the Fund had capital loss carryforwards which consist of $25,473,541 in short-term capital losses and $150,718,316 in long-term capital losses.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

4. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Australia	$25,119,994	$0	$0	$25,119,994
Canada	129,401,528	21,920,192	0	151,321,720
Peru	1,676,250	0	0	1,676,250
South Africa	1,849,771	0	0	1,849,771
United Kingdom	25,622,280	0	0	25,622,280
United States	30,746,839	0	0	30,746,839

Commodities	11,548,300	0	0	11,548,300

Short-term investments
Investment companies	2,933,700	0	0	2,933,700
Total assets	$228,898,662	$21,920,192	$0	$250,818,854

Additional sector, industry or geographic detail for each Fund is included in the Portfolio of Investments.

At September 30, 2018 the Fund did not have any transfers into/out of Level 3.

5. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level

Notes to consolidated financial statements (unaudited)	Wells Fargo Precious Metals Fund	21

administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.65% and declining to 0.48% as the average daily net assets of the Fund increase. For the six months ended September 30, 2018, the management fee was equivalent to an annual rate of 0.65% of the Fund’s average daily net assets.

The Subsidiary has entered into a separate advisory contract with Funds Management to manage the investment and reinvestment of its assets in conformity with its investment objectives and restrictions. Under this agreement, the Subsidiary does not pay Funds Management a fee for its services.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.40% and declining to 0.30% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C	0.21%
Administrator Class, Institutional Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund level expenses on a proportionate basis and then from class specific expenses; otherwise, waivers and/or reimbursements are applied against class specific expenses before fund level expenses. Funds Management has committed through July 31, 2019 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.09% for Class A shares, 1.84% for Class C shares, 0.95% for Administrator Class shares and 0.79% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended September 30, 2018, Funds Distributor received $1,398 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended September 30, 2018.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

22	Wells Fargo Precious Metals Fund	Notes to consolidated financial statements (unaudited)

6. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended September 30, 2018 were $29,475,929 and $34,038,069, respectively. These amounts include purchases and sales transactions of the Subsidiary.

7. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended September 30, 2018, there were no borrowings by the Fund under the agreement.

8. DISTRIBUTIONS TO SHAREHOLDERS

Beginning October 2018, the Securities and Exchange Commission eliminated the requirement to separately state the components of distributions to shareholders. The amounts of distributions to shareholders for the year ended March 31, 2018 were as follows:

Net investment income
Class A	$2,808,058
Class C	414,068
Administrator Class	169,120
Institutional Class	1,238,811

9. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in precious metals companies and, therefore, may be more affected by changes in the precious metals sector than a fund whose investments are not heavily weighted in any sector.

10. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

11. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has early adopted the removal and modification disclosures, as permitted, and will adopt the additional new disclosures at the effective date.

Other information (unaudited)	Wells Fargo Precious Metals Fund	23

TAX INFORMATION

Pursuant to Section 853 of the Internal Revenue Code, the following amounts have been designated as foreign taxes paid for the fiscal year ended March 31, 2018. These amounts may be less than the actual foreign taxes paid for financial statement purposes. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. None of the income was derived from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.

Creditable foreign taxes paid	Per share amount	Foreign income as % of ordinary income distributions
$213,150	$0.0191	47.33%

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

24	Wells Fargo Precious Metals Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 153 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2009	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

Other information (unaudited)	Wells Fargo Precious Metals Fund	25

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Fund complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	N/A
Pamela Wheelock (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently the Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

26	Wells Fargo Precious Metals Fund	Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
Alexander Kymn[3] (Born 1973)	Secretary, since 2018; Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 76 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 77 funds and Assistant Treasurer of 76 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

[3]	Alexander Kymn became the Secretary and Chief Legal Officer effective April 17, 2018.

Other information (unaudited)	Wells Fargo Precious Metals Fund	27

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Wells Fargo Precious Metals Fund

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 22-23, 2018 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Precious Metals Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2018, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2018. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Wells Fargo Asset Management (“WFAM”), of which Funds Management and the Sub-Adviser are a part, a summary of investments made in the business of WFAM, a summary of certain organizational and personnel changes involving Funds Management and the Sub-Adviser, and a description of Funds Management’s and the Sub-Adviser’s business continuity planning programs and of their approaches to data privacy and cybersecurity. The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

28	Wells Fargo Precious Metals Fund	Other information (unaudited)

Fund investment performance and expenses

The Board considered the investment performance results for the Fund over various time periods ended December 31, 2017. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Class A) was higher than or in range of the average investment performance of the Universe for the five- and ten-year periods under review, but lower than the average investment performance of the Universe for the one- and three-year periods under review. The Board also noted that the investment performance of the Fund was higher than or in range of its benchmark index, the FTSE Gold Mines Index, for the five- and ten-year periods under review, but lower than its benchmark for the one- and three-year periods under review.

The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and benchmark for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to investment decisions and market factors that affected the Fund’s investment performance. The Board also took note of the Fund’s outperformance relative to the Universe and benchmark over the longer time periods under review.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups for each share class.

The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than the sum of these average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Other information (unaudited)	Wells Fargo Precious Metals Fund	29

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo & Co. (“Wells Fargo”) as a whole, from providing services to the Fund and the fund family as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the WFAM and Wells Fargo profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and recent enhancements made to the methodology. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management, WFAM or Wells Fargo from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

The Board considered the extent to which Funds Management may experience economies of scale in the provision of management services, and the extent to which scale benefits, if any, would be shared with shareholders. In particular, the Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that in addition to management fee breakpoints, competitive management fee rates set at the outset without regard to breakpoints and fee waiver and expense reimbursement arrangements, as well as investments in the business intended to enhance services available to Fund shareholders, are means of sharing potential economies of scale with shareholders of the Fund.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

30	Wells Fargo Precious Metals Fund	Appendix A (unaudited)

SALES CHARGE REDUCTIONS AND WAIVERS FOR CERTAIN INTERMEDIARIES

Ameriprise

Effective June 1, 2018, shareholders purchasing Fund shares through an Ameriprise Financial platform or account will be eligible only for the following Class A load waivers (front-end sales charge waivers), which may differ from those disclosed elsewhere in the Fund’s prospectus or Statement of Additional Information.

Front-end Sales Load Waivers on Class A Shares Available at Ameriprise Financial

•

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

•	Shares purchased through an Ameriprise Financial investment advisory program (if an Advisory or similar share class for such investment advisory program is not available)

•

Shares purchased by third party investment advisors on behalf of their advisory clients through Ameriprise Financial’s platform (if an Advisory or similar share class for such investment advisory program is not available)

•	Shares purchased through reinvestment of distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the same fund family)

•

Shares exchanged from Class C shares of the same fund in the month of or following the 10-year anniversary of the purchase date. To the extent that the Fund’s prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that the Fund’s prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load-waived shares, that waiver will also apply to such exchanges.

•	Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members

•

Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement). Subject to the Fund’s policy regarding frequent purchases and redemptions of Fund shares, you may not be able to repurchase shares for the first 30 days after your redemption.

Automatic Exchange of Class C Shares Available at Ameriprise Financial

•	Class C shares will automatically exchange to Class A shares in the month of the 10-year anniversary of the purchase date.

Merrill Lynch

Effective April 10, 2017, shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s prospectus or Statement of Additional Information.

Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch

•

Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

•	Shares purchased by or through a 529 Plan

•	Shares purchased through a Merrill Lynch affiliated investment advisory program

Appendix A (unaudited)	Wells Fargo Precious Metals Fund	31
•	Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform

•	Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

•	Shares exchanged from Class C (i.e. level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date

•

Employees and registered representatives of Merrill Lynch or its affiliates and their family members, as defined by Merrill Lynch, which may differ from the definition of family member in the Fund’s prospectus.

•	Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in the Fund’s prospectus

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement). Subject to the Fund’s policy regarding frequent purchases and redemptions of Fund shares, you may not be able to repurchase shares for the first 30 days after your redemption.

CDSC Waivers on A, B and C Shares available at Merrill Lynch

•	Death or disability of the shareholder

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus

•	Return of excess contributions from an IRA Account

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70 1⁄2

•	Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch

•	Shares acquired through a right of reinstatement

•	Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms (applicable to A and C shares only)

Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent

•	Breakpoints as described in the Fund’s prospectus

•

Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

•	Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)

Morgan Stanley

Effective on or about July 1, 2018, shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following Class A load waivers (front-end sales charge waivers), which may differ from and be more limited than those disclosed in the Fund’s prospectus or Statement of Additional Information.

Front-end Sales Load Waivers on Class A Shares Available at Morgan Stanley

•

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

•	Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules

•	Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund

32	Wells Fargo Precious Metals Fund	Appendix A (unaudited)
•	Shares purchased through a Morgan Stanley self-directed brokerage account

•

Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are exchanged to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class exchange program.

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge. This waiver is subject to the Fund’s policy regarding frequent purchases and redemption of Fund shares, as discussed under “Account Information—Frequent Purchases and Redemptions of Fund Shares” in the Fund’s prospectus.

Raymond James & Associates, Inc., Raymond James Financial Services & Raymond James affiliates (“Raymond James”)

Effective on or about March 1, 2019, shareholders purchasing Fund shares through a Raymond James platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.

Front-end Sales Load Waivers on Class A shares Available at Raymond James

•	Shares purchased in an investment advisory program.

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

•	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

•

A shareholder in the fund’s Class C shares will have their shares automatically exchanged at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the exchange is in line with the policies and procedures of Raymond James.

CDSC Waivers on Class A and C Shares Available at Raymond James

•	Death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.

•	Return of excess contributions from an IRA Account.

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½ as described in the Fund’s prospectus.

•	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

•	Shares acquired through a right of reinstatement.

Front-end Load Discounts Available at Raymond James: Breakpoints, and/or Rights of Accumulation

•	Breakpoints as described in the Fund’s Prospectus.

•

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker/dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2018 Wells Fargo Funds Management, LLC. All rights reserved.

317302 11-18 SA316/SAR316 09-18

Semi-Annual Report

September 30, 2018

Wells Fargo Specialized Technology Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of September 30, 2018, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Specialized Technology Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

The second and third quarters of 2018 were characterized by growing economic and investment activity in the U.S.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Specialized Technology Fund for the six-month period that ended September 30, 2018. The second and third quarters of 2018 were characterized by growing economic and investment activity in the U.S. In contrast, economies overseas were restrained as geopolitical tensions and rising interest rates diverted investor interest in those markets.

For the period, U.S. stocks, as measured by the S&P 500 Index,1 gained 11.41% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 lost 1.93%. Based on the MSCI EM Index (Net),3 emerging market stocks lost 8.97%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 lost 0.14% while the Bloomberg Barclays Global Aggregate ex-USD Index5 fell 6.42%. The Bloomberg Barclays Municipal Bond Index6 added 0.72%, and the ICE BofAML U.S. High Yield Index7 was up 3.46%.

Global trade tensions escalated during the second quarter.

During the second quarter of 2018, the U.S. government imposed tariffs, and foreign governments in North America, Europe, and Asia retaliated. The actions marked the initialization of trade tensions that would escalate during the next six months. The increasing tensions chilled investment activity as observers awaited signals of next steps.

Meanwhile, inflation continued an upward trend. The CPI-U8 added 0.1% in June after an increase of 0.2% in both April and May. On a year-over-year basis, the all-items index rose 2.9% for the 12 months that ended June 30, 2018. The index for all items less food and energy rose 2.3% for the same 12-month period.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure large- and mid-cap equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 24 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2018. ICE Data Indices, LLC. All rights reserved.

[8]

The Consumer Price Index for All Urban Consumers (CPI-U) measures the changes in the price of a basket of goods and services purchased by urban consumers. The urban consumer population is deemed by many as a better representative measure of the general public because close to 90% of the country’s population lives in highly populated areas. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Specialized Technology Fund	3

U.S. stocks gained while international stocks and bonds declined during the summer of 2018.

The U.S. economy strengthened during the summer months. Revised second-quarter gross domestic product data released in August showed the U.S. economy growing at a 4.2% rate. After ticking up slightly in June, the unemployment rate in the U.S. was 3.9% in July and August, according to the U.S. Department of Labor. Wages showed more consistent growth, and consumer confidence remained strong.

Several U.S. equity market indices reached records during August, with the S&P 500 Index gaining 7.76% for the three-month period that ended August 31, 2018. International stock values continued to suffer under the effects of a strong U.S. dollar and continuing trade tensions. The MSCI ACWI ex USA Index (Net) and the MSCI EM Index (Net) were down 4.70% and 1.64%, during the same three-month period.

The U.S. Federal Reserve (Fed) increased the federal funds rate in June, and expectations grew that two more rate increases were in the offing in 2018. Long-term interest rates in the U.S. remained at higher levels relative to the prior 10 years. Rates on 10-year and 30-year Treasury bonds—2.74% and 2.97%, respectively, on March 31, 2018—were 3.05% and 3.19%, respectively, on September 30, off their peak levels on May 17, 2018, of 3.11% and 3.25%, respectively. Some investors became more aware of and concerned about the potential for an inverted yield curve—sometimes a recession signal—as short-term rates increased more quickly than long-term rates. The Fed decided to forgo an interest rate increase at its August meeting.

Internationally, members of Prime Minister Theresa May’s U.K./Brexit negotiating team resigned amid unproductive negotiations. In early August, the Bank of England’s Monetary Policy Committee increased its key interest rate to 0.75%. Central banks in Europe and Japan maintained low interest rates and accommodative monetary policies. Amid rising trade uncertainty, the People’s Bank of China cut reserve requirement ratios and accelerated infrastructure spending and tax cuts for business enterprises and individuals. Nevertheless, a strengthening U.S. dollar and the trade tensions remained headwinds for investors overseas.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

The U.S. economy strengthened during the summer months.

4	Wells Fargo Specialized Technology Fund	Letter to shareholders (unaudited)

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Notice to shareholders

At a meeting held on August 14-15, 2018, the Board of Trustees of the Fund approved the following policy which will be effective on or about February 5, 2019:

Class C shares will convert automatically into Class A shares ten years after the initial date of purchase or, if you acquired your Class C shares through an exchange or conversion from another share class, ten years after the date you acquired your Class C shares. When Class C shares that you acquired through a purchase or exchange convert, any other Class C shares that you purchased with reinvested dividends and distributions also will convert into Class A shares on a pro rata basis. A shorter holding period may also apply depending on your intermediary. Please see “Appendix A—Sales Charge Reductions and Waivers for Certain Intermediaries” in the Fund’s prospectus or at the end of this report.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222.

This page is intentionally left blank.

6	Wells Fargo Specialized Technology Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Allianz Global Investors U.S. LLC

Portfolio managers

Huachen Chen, CFA®

Walter C. Price, Jr., CFA®

Michael A. Seidenberg‡

Average annual total returns (%) as of September 30, 20181

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WFSTX)	9-18-2000	32.30	18.83	17.10	40.34	20.24	17.81	1.42	1.39
Class C (WFTCX)	9-18-2000	38.30	19.35	16.93	39.30	19.35	16.93	2.17	2.14
Administrator Class (WFTDX)	7-30-2010	–	–	–	40.55	20.41	17.97	1.34	1.29
Institutional Class (WFTIX)	10-31-2016	–	–	–	40.80	20.49	18.01	1.09	1.04
S&P North American Technology Index[4]	–	–	–	–	36.28	22.84	17.86	–	–
S&P 500 Index[5]	–	–	–	–	17.91	13.95	11.97	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A fund’s performance, especially for short time periods, should not be the sole factor in making your investment decision.

While the S&P 500 Index is comprised of U.S. equity securities of companies diversified across ten sectors, the Fund’s holdings are concentrated primarily in technology related stocks. Therefore, the performance of the S&P 500 Index is displayed only to show how the concentrated Fund performed compared with a diversified selection of U.S. equity securities.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Funds that concentrate their investments in limited sectors, such as information technology, are more vulnerable to adverse market, economic, regulatory, political, or other developments affecting those sectors. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to convertible securities risk, foreign investment risk, non-diversification risk, and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Specialized Technology Fund	7

Ten largest holdings (%) as of September 30, 2018[6]
Amazon.com Incorporated	8.60
Apple Incorporated	7.04
Microsoft Corporation	6.24
Square Incorporated Class A	5.75
NetApp Incorporated	5.17
ServiceNow Incorporated	3.62
Paycom Software Incorporated	3.38
Alphabet Incorporated Class A	3.17
Alphabet Incorporated Class C	2.74
Salesforce.com Incorporated	2.58

Industry distribution as of September 30, 2018[7]

‡	Mr. Seidenberg became a portfolio manager of the Fund on August 1, 2018.

[1]

Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Class A shares, and includes the higher expenses applicable to Class A shares. If these expenses had not been included, returns for Administrator Class shares would be higher. Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and is not adjusted to reflect Institutional Class expenses. If these expenses had been included, returns for Institutional Class shares would be higher.

[2]

Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[3]

The manager has contractually committed through July 31, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 1.38% for Class A, 2.13% for class C, 1.28% for Administrator Class, and 1.03% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[4]	The S&P North American Technology Index is a modified market-capitalization-weighted index of select technology stocks. You cannot invest directly in an index.

[5]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[6]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[7]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

8	Wells Fargo Specialized Technology Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from April 1, 2018 to September 30, 2018.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 4-1-2018	Ending account value 9-30-2018	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,188.92	$7.63	1.39%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.10	$7.03	1.39%
Class C
Actual	$1,000.00	$1,184.53	$11.72	2.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.34	$10.81	2.14%
Administrator Class
Actual	$1,000.00	$1,190.51	$7.14	1.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.55	$6.58	1.30%
Institutional Class
Actual	$1,000.00	$1,191.37	$5.77	1.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.80	$5.32	1.05%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—September 30, 2018 (unaudited)	Wells Fargo Specialized Technology Fund	9

Security name	Shares	Value

Common Stocks: 94.00%

Communication Services: 11.40%

Entertainment: 4.16%
Activision Blizzard Incorporated	35,755	$2,974,458
Electronic Arts Incorporated †	6,490	781,980
Netflix Incorporated †	24,255	9,074,523
Take-Two Interactive Software Incorporated †	68,145	9,403,329

		22,234,290

Interactive Media & Services: 7.24%
Alphabet Incorporated Class A †	14,045	16,953,439
Alphabet Incorporated Class C †	12,310	14,691,616
Baidu Incorporated ADR †	1,850	423,058
Facebook Incorporated Class A †	37,195	6,117,090
Tencent Holdings Limited	3,815	157,505
Yandex NV Class A †	12,570	413,427

		38,756,135

Consumer Discretionary: 9.83%

Automobiles: 0.23%
Tesla Motors Incorporated †«	4,610	1,220,590

Internet & Direct Marketing Retail: 9.60%
Alibaba Group Holding Limited ADR †	1,945	320,458
Amazon.com Incorporated †	22,970	46,008,910
GrubHub Incorporated †	36,450	5,052,699

		51,382,067

Health Care: 0.12%

Health Care Technology: 0.12%
Veeva Systems Incorporated Class A †	5,815	633,079

Industrials: 0.36%

Electrical Equipment: 0.36%
Bloom Energy Corporation †	56,540	1,926,883

Information Technology: 72.29%

Communications Equipment: 3.65%
Arista Networks Incorporated †	31,555	8,389,212
Palo Alto Networks Incorporated †	49,505	11,151,496

		19,540,708

Electronic Equipment, Instruments & Components: 0.91%
CDW Corporation of Delaware	11,420	1,015,466
Cognex Corporation	21,455	1,197,618
Flex Limited †	29,945	392,878
IPG Photonics Corporation †	6,400	998,848
Samsung SDI Company Limited	5,560	1,295,704

		4,900,514

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Specialized Technology Fund	Portfolio of investments—September 30, 2018 (unaudited)

Security name	Shares	Value

IT Services: 18.63%
Capgemini SA	5,725	$720,536
DXC Technology Company	118,435	11,076,041
MasterCard Incorporated Class A	46,325	10,312,408
MongoDB Incorporated †«	79,970	6,521,554
Okta Incorporated †	180,095	12,671,484
PayPal Holdings Incorporated †	74,155	6,513,775
Perspecta Incorporated	55,804	1,435,279
Square Incorporated Class A †	310,980	30,790,130
Twilio Incorporated Class A †	116,880	10,084,406
Visa Incorporated Class A	63,875	9,586,999

		99,712,612

Semiconductors & Semiconductor Equipment: 8.98%
Advanced Micro Devices Incorporated †	171,310	5,291,766
ASML Holding NV «	2,465	463,469
Broadcom Incorporated	14,400	3,552,912
Cree Incorporated †	93,230	3,530,620
Infineon Technologies AG	51,605	1,172,556
Intel Corporation	11,445	541,234
Microchip Technology Incorporated «	74,415	5,872,088
Micron Technology Incorporated †	96,815	4,378,942
NVIDIA Corporation	37,185	10,449,729
ON Semiconductor Corporation †	30,615	564,234
QUALCOMM Incorporated	38,665	2,785,040
SK Hynix Incorporated	4,772	314,477
Taiwan Semiconductor Manufacturing Company Limited ADR	135,140	5,967,782
Teradyne Incorporated	85,735	3,170,480

		48,055,329

Software: 27.58%
Adobe Systems Incorporated †	7,900	2,132,605
Aspen Technology Incorporated †	4,920	560,437
Atlassian Corporation plc Class A †	32,755	3,149,066
Autodesk Incorporated †	8,775	1,369,865
AVEVA Group plc	26,370	994,687
Dropbox Incorporated Class A †	605	16,232
ForeScout Technologies Incorporated †	7,965	300,758
Guidewire Software Incorporated †	4,775	482,323
HubSpot Incorporated †	9,815	1,481,574
Intuit Incorporated	2,265	515,061
Microsoft Corporation	292,245	33,424,061
New Relic Incorporated †	9,235	870,214
Nutanix Incorporated Class A †	77,155	3,296,062
Oracle Corporation	30,730	1,584,439
Paycom Software Incorporated †	116,555	18,113,813
Proofpoint Incorporated †	73,945	7,862,572
RealPage Incorporated †	29,875	1,968,763
RingCentral Incorporated Class A †	125,855	11,710,808
Salesforce.com Incorporated †	86,994	13,834,656

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—September 30, 2018 (unaudited)	Wells Fargo Specialized Technology Fund	11

Security name		Shares	Value

Software (continued)
ServiceNow Incorporated †		99,170	$19,400,627
Sophos Group plc 144A		163,120	1,037,540
Tableau Software Incorporated Class A †		67,900	7,587,146
Temenos Group AG		11,205	1,817,644
Workday Incorporated Class A †		76,670	11,192,287
Zendesk Incorporated †		15,985	1,134,935
Zscaler Incorporated †		43,465	1,772,503

			147,610,678

Technology Hardware, Storage & Peripherals: 12.54%
Apple Incorporated		166,915	37,679,394
NetApp Incorporated		322,435	27,693,942
Pure Storage Incorporated Class A †		67,380	1,748,511

			67,121,847

Total Common Stocks (Cost $300,410,041)			503,094,732

	Yield
Short-Term Investments: 7.99%

Investment Companies: 7.99%
Securities Lending Cash Investment LLC (l)(r)(u)	2.17%	11,346,796	11,347,930
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.99	31,430,389	31,430,389

Total Short-Term Investments (Cost $42,778,319)			42,778,319

Total investments in securities (Cost $343,188,360)	101.99%	545,873,051
Other assets and liabilities, net	(1.99)	(10,627,295)

Total net assets	100.00%	$535,245,756

†	Non-income-earning security

«	All or a portion of this security is on loan.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Specialized Technology Fund	Portfolio of investments—September 30, 2018 (unaudited)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	23,934,530	104,305,554	116,893,288	11,346,796	$33	$0	$71,095	$11,347,930
Wells Fargo Government Money Market Fund Select Class	2,705,051	140,768,977	112,043,639	31,430,389	0	0	223,762	31,430,389

					$33	$0	$294,857	$42,778,319	7.99%

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—September 30, 2018 (unaudited)	Wells Fargo Specialized Technology Fund	13

Assets
Investments in unaffiliated securities, (including $11,119,991 of securities loaned), at value (cost $300,410,041)	$503,094,732
Investments in affiliated securities, at value (cost $42,778,319)	42,778,319
Receivable for investments sold	418,745
Receivable for Fund shares sold	1,040,105
Receivable for dividends	85,375
Receivable for securities lending income	20,725
Prepaid expenses and other assets	48,284

Total assets	547,486,285

Liabilities
Payable upon receipt of securities loaned	11,347,874
Management fee payable	370,011
Payable for Fund shares redeemed	213,952
Administration fees payable	85,004
Payable for investments purchased	59,774
Distribution fee payable	10,983
Trustees’ fees and expenses payable	2,337
Due to custodian bank, foreign currency, at value (cost $1,833)	1,831
Accrued expenses and other liabilities	148,763

Total liabilities	12,240,529

Total net assets	$535,245,756

NET ASSETS CONSIST OF
Paid-in capital	$226,848,165
Total distributable earnings	308,397,591

Total net assets	$535,245,756

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$435,787,561
Shares outstanding – Class A1	26,029,144
Net asset value per share – Class A	$16.74
Maximum offering price per share – Class A2	$17.76
Net assets – Class C	$18,108,061
Shares outstanding – Class C1	1,342,928
Net asset value per share – Class C	$13.48
Net assets – Administrator Class	$25,036,134
Shares outstanding – Administrator Class[1]	1,467,941
Net asset value per share – Administrator Class	$17.06
Net assets – Institutional Class	$56,314,000
Shares outstanding – Institutional Class[1]	3,289,625
Net asset value per share – Institutional Class	$17.12

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Specialized Technology Fund	Statement of operations—six months ended September 30, 2018 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $4,363)	$975,516
Income from affiliated securities	223,762
Securities lending income from affiliates, net	71,095

Total investment income	1,270,373

Expenses
Management fee	2,059,230
Administration fees
Class A	409,969
Class C	17,740
Administrator Class	13,899
Institutional Class	25,547
Shareholder servicing fees
Class A	488,059
Class C	21,119
Administrator Class	26,728
Distribution fee
Class C	63,358
Custody and accounting fees	15,034
Professional fees	24,146
Registration fees	46,222
Shareholder report expenses	34,990
Trustees’ fees and expenses	11,948
Other fees and expenses	12,613

Total expenses	3,270,602
Less: Fee waivers and/or expense reimbursements	(21,974)

Net expenses	3,248,628

Net investment loss	(1,978,255)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Unaffiliated securities	26,397,651
Affiliated securities	33
Forward foreign currency contracts	1,464

Net realized gains on investments	26,399,148

Net change in unrealized gains (losses) on:
Unaffiliated securities	56,122,115
Forward foreign currency contracts	(860)

Net change in unrealized gains (losses) on investments	56,121,255

Net realized and unrealized gains (losses) on investments	82,520,403

Net increase in net assets resulting from operations	$80,542,148

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Specialized Technology Fund	15

	Six months ended September 30, 2018 (unaudited)		Year ended March 31, 2018[1]

Operations
Net investment loss		$(1,978,255)		$(2,968,325)
Net realized gains on investments		26,399,148		85,463,589
Net change in unrealized gains (losses) on investments		56,121,255		45,515,664

Net increase in net assets resulting from operations		80,542,148		128,010,928

Distributions to shareholders
Class A		0		(22,775,603)
Class C		0		(1,248,847)
Administrator Class		0		(3,999,359)
Institutional Class		0		(1,741,744)

Total distributions to shareholders		0		(29,765,553)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	2,538,295	39,981,049	2,084,687	27,533,950
Class C	142,150	1,781,109	192,101	2,045,595
Administrator Class	304,743	4,876,660	1,546,441	19,850,044
Institutional Class	1,650,908	26,295,461	564,328	7,724,961

		72,934,279		57,154,550

Reinvestment of distributions
Class A	0	0	1,731,116	22,071,725
Class C	0	0	116,005	1,198,329
Administrator Class	0	0	307,642	3,990,121
Institutional Class	0	0	123,913	1,610,864

		0		28,871,039

Payment for shares redeemed
Class A	(1,613,843)	(24,856,103)	(3,040,823)	(38,796,202)
Class C	(198,611)	(2,480,038)	(323,924)	(3,371,408)
Administrator Class	(171,132)	(2,707,658)	(4,102,652)	(57,561,216)
Institutional Class	(274,995)	(4,319,385)	(561,375)	(7,267,274)

		(34,363,184)		(106,996,100)

Net increase (decrease) in net assets resulting from capital share transactions		38,571,095		(20,970,511)

Total increase in net assets		119,113,243		77,274,864

Net assets
Beginning of period		416,132,513		338,857,649

End of period		$535,245,756		$416,132,513

[1]

Effective for all filings after November 4, 2018, the SEC prospectively eliminated the requirements to parenthetically disclose undistributed net investment income at the end of the period and to disaggregate distributions to shareholders between distributions from net investment income and distributions from realized gains. Accumulated net investment loss at March 31, 2018 was $860. The disaggregated distributions information for the year ended March 31, 2018 is included in Note 7, Distributions to Shareholders, in the notes to the financial statements.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Specialized Technology Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2018 (unaudited)	Year ended March 31
CLASS A		2018	2017	2016	2015	2014
Net asset value, beginning of period	$14.08	$10.95	$9.39	$10.74	$10.65	$8.15
Net investment loss	(0.07)	(0.10)[1]	(0.03)[1]	(0.06)	(0.06)	(0.06)
Net realized and unrealized gains (losses) on investments	2.73	4.20	2.17	0.02	1.43	3.07

Total from investment operations	2.66	4.10	2.14	(0.04)	1.37	3.01
Distributions to shareholders from
Net realized gains	0.00	(0.97)	(0.58)	(1.31)	(1.28)	(0.51)
Net asset value, end of period	$16.74	$14.08	$10.95	$9.39	$10.74	$10.65
Total return[2]	18.89%	38.41%	23.55%	(0.66)%	13.24%	37.27%
Ratios to average net assets (annualized)
Gross expenses	1.40%	1.41%	1.44%	1.45%	1.52%	1.60%
Net expenses	1.39%	1.41%	1.44%	1.45%	1.51%	1.56%
Net investment loss	(0.85)%	(0.75)%	(0.28)%	(0.53)%	(0.58)%	(0.63)%
Supplemental data
Portfolio turnover rate	55%	109%	131%	153%	119%	132%
Net assets, end of period (000s omitted)	$435,788	$353,552	$266,329	$267,811	$168,108	$154,833

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Specialized Technology Fund	17

(For a share outstanding throughout each period)

	Six months ended September 30, 2018 (unaudited)	Year ended March 31
CLASS C		2018	2017	2016	2015	2014
Net asset value, beginning of period	$11.38	$9.06	$7.92	$9.33	$9.47	$7.35
Net investment loss	(0.13)	(0.16)	(0.09)[1]	(0.12)[1]	(0.13)[1]	(0.12)[1]
Net realized and unrealized gains (losses) on investments	2.23	3.45	1.81	0.02	1.27	2.75

Total from investment operations	2.10	3.29	1.72	(0.10)	1.14	2.63
Distributions to shareholders from
Net realized gains	0.00	(0.97)	(0.58)	(1.31)	(1.28)	(0.51)
Net asset value, end of period	$13.48	$11.38	$9.06	$7.92	$9.33	$9.47
Total return[2]	18.45%	37.45%	22.59%	(1.45)%	12.44%	36.14%
Ratios to average net assets (annualized)
Gross expenses	2.15%	2.16%	2.19%	2.20%	2.27%	2.35%
Net expenses	2.14%	2.16%	2.19%	2.20%	2.26%	2.31%
Net investment loss	(1.60)%	(1.49)%	(1.03)%	(1.34)%	(1.33)%	(1.38)%
Supplemental data
Portfolio turnover rate	55%	109%	131%	153%	119%	132%
Net assets, end of period (000s omitted)	$18,108	$15,932	$12,827	$13,797	$14,143	$10,907

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Specialized Technology Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2018 (unaudited)	Year ended March 31
ADMINISTRATOR CLASS		2018	2017	2016	2015	2014
Net asset value, beginning of period	$14.34	$11.12	$9.52	$10.86	$10.74	$8.20
Net investment loss	(0.06)[1]	(0.09)[1]	(0.02)	(0.05)	(0.05)	(0.05)
Net realized and unrealized gains (losses) on investments	2.78	4.28	2.20	0.02	1.45	3.10

Total from investment operations	2.72	4.19	2.18	(0.03)	1.40	3.05
Distributions to shareholders from
Net realized gains	0.00	(0.97)	(0.58)	(1.31)	(1.28)	(0.51)
Net asset value, end of period	$17.06	$14.34	$11.12	$9.52	$10.86	$10.74
Total return[2]	19.05%	38.55%	23.65%	(0.56)%	13.42%	37.54%
Ratios to average net assets (annualized)
Gross expenses	1.32%	1.33%	1.36%	1.35%	1.36%	1.44%
Net expenses	1.30%	1.32%	1.33%	1.33%	1.35%	1.40%
Net investment loss	(0.75)%	(0.66)%	(0.17)%	(0.48)%	(0.42)%	(0.48)%
Supplemental data
Portfolio turnover rate	55%	109%	131%	153%	119%	132%
Net assets, end of period (000s omitted)	$25,036	$19,140	$39,833	$32,373	$31,842	$31,681

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Specialized Technology Fund	19

(For a share outstanding throughout each period)

	Six months ended September 30, 2018 (unaudited)	Year ended March 31
INSTITUTIONAL CLASS		2018	2017[1]
Net asset value, beginning of period	$14.37	$11.12	$10.42
Net investment income (loss)	(0.05)	(0.05)	0.01 [2]
Net realized and unrealized gains (losses) on investments	2.80	4.27	1.27

Total from investment operations	2.75	4.22	1.28
Distributions to shareholders from
Net realized gains	0.00	(0.97)	(0.58)
Net asset value, end of period	$17.12	$14.37	$11.12
Total return[3]	19.14%	38.91%	12.97%
Ratios to average net assets (annualized)
Gross expenses	1.07%	1.08%	1.11%
Net expenses	1.05%	1.07%	1.08%
Net investment income (loss)	(0.51)%	(0.40)%	0.17%
Supplemental data
Portfolio turnover rate	55%	109%	131%
Net assets, end of period (000s omitted)	$56,314	$27,509	$19,869

[1]	For the period from October 31, 2016 (commencement of class operations) to March 31, 2017

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Specialized Technology Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Specialized Technology Fund (the “Fund”) which is a non-diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On September 30, 2018, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities

Notes to financial statements (unaudited)	Wells Fargo Specialized Technology Fund	21

other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund is included in securities lending income from affiliates (net of fees and rebates) on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

22	Wells Fargo Specialized Technology Fund	Notes to financial statements (unaudited)

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of September 30, 2018, the aggregate cost of all investments for federal income tax purposes was $343,176,708 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$202,744,035
Gross unrealized losses	(47,692)
Net unrealized gains	$202,696,343

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements (unaudited)	Wells Fargo Specialized Technology Fund	23

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Communication services	$60,990,425	$0	$0	$60,990,425
Consumer discretionary	52,602,657	0	0	52,602,657
Health care	633,079	0	0	633,079
Industrials	1,926,883	0	0	1,926,883
Information technology	386,941,688	0	0	386,941,688

Short-term investments
Investment companies	31,430,389	11,347,930	0	42,778,319
Total assets	$534,525,121	$11,347,930	$0	$545,873,051

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At September 30, 2018, the Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.88% and declining to 0.78% as the average daily net assets of the Fund increase. For the six months ended September 30, 2018, the management fee was equivalent to an annual rate of 0.88% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Allianz Global Investors U.S. LLC, which is not an affiliate of Funds Management, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.80% and declining to 0.55% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C	0.21%
Administrator Class, Institutional Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund level expenses on a proportionate basis and then from class specific expenses; otherwise, waivers and/or reimbursements are applied against class specific expenses before fund level expenses. Funds Management has committed through July 31, 2019 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.38% for Class A shares, 2.13% for Class C shares, 1.28% for Administrator Class shares, and 1.03% for Institutional Class shares. After this time, the cap may

24	Wells Fargo Specialized Technology Fund	Notes to financial statements (unaudited)

be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Prior to August 1, 2018, the Fund’s expenses were capped at 1.41% for Class A shares, 2.16% for Class C shares, 1.31% for Administrator Class shares, and 1.06% for Institutional Class shares.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended September 30, 2018, Funds Distributor received $16,184 from the sale of Class A. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended September 30, 2018.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended September 30, 2018 were $263,718,964 and $241,618,212, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended September 30, 2018, there were no borrowings by the Fund under the agreement.

7. DISTRIBUTIONS TO SHAREHOLDERS

Beginning October 2018, the Securities and Exchange Commission eliminated the requirement to separately state the components of distributions to shareholders. The amounts of distributions to shareholders for the year ended March 31, 2018 were as follows:

Net realized gains
Class A	$22,775,603
Class C	1,248,847
Administrator Class	3,999,359
Institutional Class	1,741,744

8. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in technology companies and, therefore, would be more affected by changes in the technology sector than would be a fund whose investments are not heavily weighted in the sector.

Notes to financial statements (unaudited)	Wells Fargo Specialized Technology Fund	25

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

10. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management is currently evaluating the potential impact of this new guidance to the financial statements.

26	Wells Fargo Specialized Technology Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Specialized Technology Fund	27

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 153 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2009	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

28	Wells Fargo Specialized Technology Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Fund complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	N/A
Pamela Wheelock (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently the Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Other information (unaudited)	Wells Fargo Specialized Technology Fund	29

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
Alexander Kymn[3] (Born 1973)	Secretary, since 2018; Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 76 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 77 funds and Assistant Treasurer of 76 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

[3]	Alexander Kymn became the Secretary and Chief Legal Officer effective April 17, 2018.

30	Wells Fargo Specialized Technology Fund	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Wells Fargo Specialized Technology Fund

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 22-23, 2018 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Specialized Technology Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allianz Global Investors U.S. LLC (the “Sub-Adviser”). The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2018, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2018. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Wells Fargo Asset Management (“WFAM”), of which Funds Management is a part, a summary of investments made in the business of WFAM, a summary of certain organizational and personnel changes involving Funds Management, and a description of Funds Management’s and the Sub-Adviser’s business continuity planning programs and of their approaches to data privacy and cybersecurity. The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Other information (unaudited)	Wells Fargo Specialized Technology Fund	31

Fund investment performance and expenses

The Board considered the investment performance results for the Fund over various time periods ended December 31, 2017. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Class A) was higher than the average performance of the Universe for all periods under review. The Board also noted that the investment performance of the Fund was higher than its benchmark index, the S&P North American Technology TR Index, for the one-year period under review, but lower than its benchmark index for the three-, five- and ten-year periods under review. The Board noted the Fund’s outperformance relative to its peer group and its recent outperformance relative to its benchmark index.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were in range of the median net operating expense ratios of the expense Groups for each share class.

The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the other funds in the expense Groups. The Board noted that the Management Rates of the Fund were equal to or in range of the sum of these average rates for the Fund’s expense Groups for all share classes except for Class A. The Board noted that the net operating expense ratios of Class A were in range of the median net operating expense ratios of Class A’s expense Group. The Board also noted that Funds Management provided the Board with additional information about the Fund’s Class A shares in response to a request by the Board, and the Board noted that Funds Management advised the Board that Funds Management would continue to monitor the net operating expenses ratio of the Fund’s Class A shares.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. The Board considered this amount in comparison to the median amount retained by advisers to funds in a sub-advised expense universe that was determined by Broadridge to be similar to the Fund. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. The Board also considered that the sub-advisory fees paid to the Sub-Adviser had been negotiated by Funds Management on an arm’s length basis.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

32	Wells Fargo Specialized Technology Fund	Other information (unaudited)

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo & Co. (“Wells Fargo”) as a whole, from providing services to the Fund and the fund family as a whole. Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and recent enhancements made to the methodology. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. The Board did not consider profitability with respect to the Sub-Adviser, as the sub-advisory fees paid to the Sub-Adviser had been negotiated by Funds Management on an arm’s-length basis.

Based on its review, the Board did not deem the profits reported by Funds Management, WFAM or Wells Fargo from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

The Board considered the extent to which Funds Management may experience economies of scale in the provision of management services, and the extent to which scale benefits, if any, would be shared with shareholders. In particular, the Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that in addition to management fee breakpoints, competitive management fee rates set at the outset without regard to breakpoints and fee waiver and expense reimbursement arrangements, as well as investments in the business intended to enhance services available to Fund shareholders, are means of sharing potential economies of scale with shareholders of the Fund.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management, the Sub-Adviser, and their affiliates as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and its affiliate from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management, the Sub-Adviser, and their affiliates were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

Appendix A (unaudited)	Wells Fargo Specialized Technology Fund	33

SALES CHARGE REDUCTIONS AND WAIVERS FOR CERTAIN INTERMEDIARIES

Ameriprise

Effective June 1, 2018, shareholders purchasing Fund shares through an Ameriprise Financial platform or account will be eligible only for the following Class A load waivers (front-end sales charge waivers), which may differ from those disclosed elsewhere in the Fund’s prospectus or Statement of Additional Information.

Front-end Sales Load Waivers on Class A Shares Available at Ameriprise Financial

•

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

•	Shares purchased through an Ameriprise Financial investment advisory program (if an Advisory or similar share class for such investment advisory program is not available)

•

Shares purchased by third party investment advisors on behalf of their advisory clients through Ameriprise Financial’s platform (if an Advisory or similar share class for such investment advisory program is not available)

•	Shares purchased through reinvestment of distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the same fund family)

•

Shares exchanged from Class C shares of the same fund in the month of or following the 10-year anniversary of the purchase date. To the extent that the Fund’s prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that the Fund’s prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load-waived shares, that waiver will also apply to such exchanges.

•	Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members

•

Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement). Subject to the Fund’s policy regarding frequent purchases and redemptions of Fund shares, you may not be able to repurchase shares for the first 30 days after your redemption.

Automatic Exchange of Class C Shares Available at Ameriprise Financial

•	Class C shares will automatically exchange to Class A shares in the month of the 10-year anniversary of the purchase date.

Merrill Lynch

Effective April 10, 2017, shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s prospectus or Statement of Additional Information.

Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch

•

Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

•	Shares purchased by or through a 529 Plan

•	Shares purchased through a Merrill Lynch affiliated investment advisory program

34	Wells Fargo Specialized Technology Fund	Appendix A (unaudited)
•	Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform

•	Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

•	Shares exchanged from Class C (i.e. level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date

•

Employees and registered representatives of Merrill Lynch or its affiliates and their family members, as defined by Merrill Lynch, which may differ from the definition of family member in the Fund’s prospectus.

•	Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in the Fund’s prospectus

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement). Subject to the Fund’s policy regarding frequent purchases and redemptions of Fund shares, you may not be able to repurchase shares for the first 30 days after your redemption.

CDSC Waivers on A, B and C Shares available at Merrill Lynch

•	Death or disability of the shareholder

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus

•	Return of excess contributions from an IRA Account

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70 1⁄2

•	Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch

•	Shares acquired through a right of reinstatement

•	Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms (applicable to A and C shares only)

Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent

•	Breakpoints as described in the Fund’s prospectus

•

Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

•	Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)

Morgan Stanley

Effective on or about July 1, 2018, shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following Class A load waivers (front-end sales charge waivers), which may differ from and be more limited than those disclosed in the Fund’s prospectus or Statement of Additional Information.

Front-end Sales Load Waivers on Class A Shares Available at Morgan Stanley

•

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

•	Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules

•	Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund

•	Shares purchased through a Morgan Stanley self-directed brokerage account

Appendix A (unaudited)	Wells Fargo Specialized Technology Fund	35
•

Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are exchanged to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class exchange program.

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge. This waiver is subject to the Fund’s policy regarding frequent purchases and redemption of Fund shares, as discussed under “Account Information—Frequent Purchases and Redemptions of Fund Shares” in the Fund’s prospectus.

Raymond James & Associates, Inc., Raymond James Financial Services & Raymond James affiliates (“Raymond James”)

Effective on or about March 1, 2019, shareholders purchasing Fund shares through a Raymond James platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.

Front-end Sales Load Waivers on Class A shares Available at Raymond James

•	Shares purchased in an investment advisory program.

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

•	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

•

A shareholder in the fund’s Class C shares will have their shares automatically exchanged at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the exchange is in line with the policies and procedures of Raymond James.

CDSC Waivers on Class A and C Shares Available at Raymond James

•	Death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.

•	Return of excess contributions from an IRA Account.

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½ as described in the Fund’s prospectus.

•	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

•	Shares acquired through a right of reinstatement.

Front-end Load Discounts Available at Raymond James: Breakpoints, and/or Rights of Accumulation

•	Breakpoints as described in the Fund’s Prospectus.

•

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker/dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2018 Wells Fargo Funds Management, LLC. All rights reserved.

317303 11-18 SA317/SAR317 09-18

Semi-Annual Report

September 30, 2018

Wells Fargo Utility and Telecommunications Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of September 30, 2018, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Utility and Telecommunications Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

The second and third quarters of 2018 were characterized by growing economic and investment activity in the U.S.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Utility and Telecommunications Fund for the six-month period that ended September 30, 2018. The second and third quarters of 2018 were characterized by growing economic and investment activity in the U.S. In contrast, economies overseas were restrained as geopolitical tensions and rising interest rates diverted investor interest in those markets.

For the period, U.S. stocks, as measured by the S&P 500 Index,1 gained 11.41% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 lost 1.93%. Based on the MSCI EM Index (Net),3 emerging market stocks lost 8.97%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 lost 0.14% while the Bloomberg Barclays Global Aggregate ex-USD Index5 fell 6.42%. The Bloomberg Barclays Municipal Bond Index6 added 0.72%, and the ICE BofAML U.S. High Yield Index7 was up 3.46%.

Global trade tensions escalated during the second quarter.

During the second quarter of 2018, the U.S. government imposed tariffs, and foreign governments in North America, Europe, and Asia retaliated. The actions marked the initialization of trade tensions that would escalate during the next six months. The increasing tensions chilled investment activity as observers awaited signals of next steps.

Meanwhile, inflation continued an upward trend. The CPI-U8 added 0.1% in June after an increase of 0.2% in both April and May. On a year-over-year basis, the all-items index rose 2.9% for the 12 months that ended June 30, 2018. The index for all items less food and energy rose 2.3% for the same 12-month period.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure large- and mid-cap equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 24 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2018. ICE Data Indices, LLC. All rights reserved.

[8]

The Consumer Price Index for All Urban Consumers (CPI-U) measures the changes in the price of a basket of goods and services purchased by urban consumers. The urban consumer population is deemed by many as a better representative measure of the general public because close to 90% of the country’s population lives in highly populated areas. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Utility and Telecommunications Fund	3

U.S. stocks gained while international stocks and bonds declined during the summer of 2018.

The U.S. economy strengthened during the summer months. Revised second-quarter gross domestic product data released in August showed the U.S. economy growing at a 4.2% rate. After ticking up slightly in June, the unemployment rate in the U.S. was 3.9% in July and August, according to the U.S. Department of Labor. Wages showed more consistent growth, and consumer confidence remained strong.

Several U.S. equity market indices reached records during August, with the S&P 500 Index gaining 7.76% for the three-month period that ended August 31, 2018. International stock values continued to suffer under the effects of a strong U.S. dollar and continuing trade tensions. The MSCI ACWI ex USA Index (Net) and the MSCI EM Index (Net) were down 4.70% and 1.64%, during the same three-month period.

The U.S. Federal Reserve (Fed) increased the federal funds rate in June, and expectations grew that two more rate increases were in the offing in 2018. Long-term interest rates in the U.S. remained at higher levels relative to the prior 10 years. Rates on 10-year and 30-year Treasury bonds—2.74% and 2.97%, respectively, on March 31, 2018—were 3.05% and 3.19%, respectively, on September 30, off their peak levels on May 17, 2018, of 3.11% and 3.25%, respectively. Some investors became more aware of and concerned about the potential for an inverted yield curve—sometimes a recession signal—as short-term rates increased more quickly than long-term rates. The Fed decided to forgo an interest rate increase at its August meeting.

Internationally, members of Prime Minister Theresa May’s U.K./Brexit negotiating team resigned amid unproductive negotiations. In early August, the Bank of England’s Monetary Policy Committee increased its key interest rate to 0.75%. Central banks in Europe and Japan maintained low interest rates and accommodative monetary policies. Amid rising trade uncertainty, the People’s Bank of China cut reserve requirement ratios and accelerated infrastructure spending and tax cuts for business enterprises and individuals. Nevertheless, a strengthening U.S. dollar and the trade tensions remained headwinds for investors overseas.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

The U.S. economy strengthened during the summer months.

4	Wells Fargo Utility and Telecommunications Fund	Letter to shareholders (unaudited)

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Notice to shareholders

At a meeting held on August 14-15, 2018, the Board of Trustees of the Fund approved the following policy which will be effective on or about February 5, 2019:

Class C shares will convert automatically into Class A shares ten years after the initial date of purchase or, if you acquired your Class C shares through an exchange or conversion from another share class, ten years after the date you acquired your Class C shares. When Class C shares that you acquired through a purchase or exchange convert, any other Class C shares that you purchased with reinvested dividends and distributions also will convert into Class A shares on a pro rata basis. A shorter holding period may also apply depending on your intermediary. Please see “Appendix A—Sales Charge Reductions and Waivers for Certain Intermediaries” in the Fund’s prospectus or at the end of this report.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222.

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6	Wells Fargo Utility and Telecommunications Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Crow Point Partners, LLC

Portfolio manager

Timothy P. O’Brien, CFA®

Average annual total returns (%) as of September 30, 20181

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (EVUAX)	1-4-1994	(0.56)	7.11	7.89	5.51	8.38	8.53	1.17	1.14
Class C (EVUCX)	9-2-1994	3.69	7.57	7.71	4.69	7.57	7.71	1.92	1.89
Administrator Class (EVUDX)	7-30-2010	–	–	–	5.66	8.59	8.71	1.09	0.95
Institutional Class (EVUYX)	2-28-1994	–	–	–	5.84	8.74	8.87	0.84	0.78
S&P 500 Utilities Index[4]	–	–	–	–	2.93	11.06	9.04	–	–
S&P 500 Index[5]	–	–	–	–	17.91	13.95	11.97	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

While the S&P 500 Index is comprised of U.S. equity securities of companies diversified across ten sectors, the Fund’s holdings are concentrated primarily in utilities and telecommunication services stocks. Therefore, the performance of the S&P 500 Index is displayed only to show how the concentrated Fund performed compared with a diversified selection of U.S. equity securities.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bondmarket and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Funds that concentrate their investments in limited sectors, such as utilities and telecommunication services, are more vulnerable to adverse market, economic, regulatory, political, or other developments affecting those sectors. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to convertible securities risk, foreign investment risk, high-yield securities risk, smaller-company securities risk, non-diversification risk and subsidiary risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Utility and Telecommunications Fund	7

Ten largest holdings (%) as of September 30, 2018[6]
Visa Incorporated Class A	10.81
CMS Energy Corporation	7.84
NextEra Energy Incorporated	7.83
Eversource Energy	6.97
Alliant Energy Corporation	6.68
PNM Resources Incorporated	6.31
Sempra Energy	6.07
Shenandoah Telecommunications Company	6.05
Edison International	5.87
MasterCard Incorporated Class A	5.64

Industry distribution as of September 30, 2018[7]

[1]

Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares and has been adjusted to reflect the higher expenses applicable to Administrator Class shares. Historical performance shown for all classes of the Fund prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Utility and Telecommunications Fund.

[2]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]

The manager has contractually committed through July 31, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[4]	The S&P 500 Utilities Index is a market-value-weighted index that measures the performance of all stocks within the utilities sector of the S&P 500 Index. You cannot invest directly in an index.

[5]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[6]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[7]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

8	Wells Fargo Utility and Telecommunications Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from April 1, 2018 to September 30, 2018.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 4-1-2018	Ending account value 9-30-2018	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,078.53	$5.94	1.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.35	$5.77	1.14%
Class C
Actual	$1,000.00	$1,074.26	$9.83	1.89%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.59	$9.55	1.89%
Administrator Class
Actual	$1,000.00	$1,079.47	$4.95	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.31	$4.81	0.95%
Institutional Class
Actual	$1,000.00	$1,080.52	$4.07	0.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.16	$3.95	0.78%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—September 30, 2018 (unaudited)	Wells Fargo Utility and Telecommunications Fund	9

Security name	Shares	Value

Common Stocks: 97.42%

Communication Services: 15.65%

Diversified Telecommunication Services: 5.35%
AT&T Incorporated	200,000	$6,716,000
Verizon Communications Incorporated	250,000	13,347,500

		20,063,500

Media: 4.25%
Comcast Corporation Class A	450,200	15,941,582

Wireless Telecommunication Services: 6.05%
Shenandoah Telecommunications Company	585,000	22,668,750

Financials: 0.38%

Diversified Financial Services: 0.38%
A-Mark Precious Metals Incorporated	109,999	1,432,187

Industrials: 0.65%

Machinery: 0.65%
Perma-Pipe International Holdings Incorporated †	266,500	2,425,150

Information Technology: 16.46%

IT Services: 16.46%
MasterCard Incorporated Class A	95,000	21,147,950
Visa Incorporated Class A	270,000	40,524,300

		61,672,250

Utilities: 64.28%

Electric Utilities: 36.96%
Alliant Energy Corporation	588,000	25,031,160
American Electric Power Company Incorporated	175,000	12,404,000
Edison International	325,000	21,996,000
Eversource Energy	425,000	26,112,000
NextEra Energy Incorporated	175,000	29,330,000
PNM Resources Incorporated	600,000	23,670,000

		138,543,160

Gas Utilities: 0.02%
Spire Incorporated	1,000	73,550

Multi-Utilities: 22.61%
CMS Energy Corporation	600,000	29,400,000
Dominion Energy Incorporated	269,000	18,905,320
Hera SpA	1,000,000	3,113,938
Public Service Enterprise Group Incorporated	200,000	10,558,000
Sempra Energy	200,000	22,750,000

		84,727,258

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Utility and Telecommunications Fund	Portfolio of investments—September 30, 2018 (unaudited)

Security name		Shares	Value

Water Utilities: 4.69%
American Water Works Company Incorporated		200,000	$17,594,000

Total Common Stocks (Cost $151,623,490)			365,141,387

	Dividend yield
Preferred Stocks: 0.94%

Utilities: 0.94%

Electric Utilities: 0.94%
Spark Energy Incorporated	4.63%	150,000	3,543,000

Total Preferred Stocks (Cost $3,787,500)			3,543,000

	Yield
Short-Term Investments: 1.54%

Investment Companies: 1.54%
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.99	5,762,193	5,762,193

Total Short-Term Investments (Cost $5,762,193)			5,762,193

Total investments in securities (Cost $161,173,183)	99.90%	374,446,580
Other assets and liabilities, net	0.10	377,198

Total net assets	100.00%	$374,823,778

†	Non-income-earning security

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Common Stocks
Utilities
Electric Utilities
Spark Energy Incorporated Class A*	729,006	0	729,006	0	$(158,537)	$(1,882,680)	$132,132	$0	0.00%

Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC**	1,328,142	2,655,088	3,983,230	0	0	0	33,162	0
Wells Fargo Government Money Market Fund Select Class	9,340,273	37,799,072	41,377,152	5,762,193	0	0	49,613	5,762,193

								5,762,193	1.54

					$(158,537)	$(1,882,680)	$214,907	$5,762,193	1.54%

*	No longer an affiliate of the Fund at the end of the period.

**	No longer held at the end of the period.

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—September 30, 2018 (unaudited)	Wells Fargo Utility and Telecommunications Fund	11

Assets
Investments in unaffiliated securities, at value (cost $155,410,990)	$368,684,387
Investments in affiliated securities, at value (cost $5,762,193)	5,762,193
Foreign currency, at value (cost $276,897)	266,227
Receivable for Fund shares sold	111,172
Receivable for dividends	467,892
Prepaid expenses and other assets	33,100

Total assets	375,324,971

Liabilities
Management fee payable	185,302
Payable for Fund shares redeemed	99,911
Shareholder servicing fees payable	70,356
Administration fees payable	62,483
Distribution fee payable	25,033
Trustees’ fees and expenses payable	2,329
Accrued expenses and other liabilities	55,779

Total liabilities	501,193

Total net assets	$374,823,778

NET ASSETS CONSIST OF
Paid-in capital	$159,980,118
Total distributable earnings	214,843,660

Total net assets	$374,823,778

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$295,718,957
Shares outstanding – Class A1	13,498,961
Net asset value per share – Class A	$21.91
Maximum offering price per share – Class A2	$23.25
Net assets – Class C	$40,402,397
Shares outstanding – Class C1	1,843,269
Net asset value per share – Class C	$21.92
Net assets – Administrator Class	$4,479,627
Shares outstanding – Administrator Class[1]	204,265
Net asset value per share – Administrator Class	$21.93
Net assets – Institutional Class	$34,222,797
Shares outstanding – Institutional Class[1]	1,562,958
Net asset value per share – Institutional Class	$21.90

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Utility and Telecommunications Fund	Statement of operations—six months ended September 30, 2018 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $16,751)	$4,674,484
Income from affiliated securities	214,907

Total investment income	4,889,391

Expenses
Management fee	1,187,222
Administration fees
Class A	302,336
Class C	42,477
Administrator Class	2,945
Institutional Class	21,044
Shareholder servicing fees
Class A	359,923
Class C	50,568
Administrator Class	5,664
Distribution fee
Class C	151,704
Custody and accounting fees	11,540
Professional fees	26,104
Registration fees	43,872
Shareholder report expenses	40,030
Trustees’ fees and expenses	11,367
Other fees and expenses	6,415

Total expenses	2,263,211
Less: Fee waivers and/or expense reimbursements	(93,338)

Net expenses	2,169,873

Net investment income	2,719,518

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on investments on:
Unaffiliated securities	11,097,871
Affiliated securities	(158,537)

Net realized gains on investments	10,939,334

Net change in unrealized gains (losses) on:
Unaffiliated securities	15,770,386
Affiliated securities	(1,882,680)

Net change in unrealized gains (losses) on investments	13,887,706

Net realized and unrealized gains (losses) on investments	24,827,040

Net increase in net assets resulting from operations	$27,546,558

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Utility and Telecommunications Fund	13

	Six months ended September 30, 2018 (unaudited)		Year ended March 31, 2018[1]

Operations
Net investment income		$2,719,518		$5,986,877
Net realized gains (losses) on investments		10,939,334		(3,563,384)
Net change in unrealized gains (losses) on investments		13,887,706		13,369,403

Net increase in net assets resulting from operations		27,546,558		15,792,896

Distributions to shareholders
Class A		(2,064,896)		(5,216,624)
Class C		(128,319)		(426,300)
Administrator Class		(36,772)		(90,935)
Institutional Class		(293,431)		(572,093)

Total distributions to shareholders		(2,523,418)		(6,305,952)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	145,874	3,047,336	519,687	10,873,178
Class C	29,191	618,995	32,953	695,831
Administrator Class	16,770	353,390	69,039	1,434,536
Institutional Class	250,784	5,262,977	667,149	13,862,735

		9,282,698		26,866,280

Reinvestment of distributions
Class A	91,309	1,938,192	231,217	4,823,724
Class C	5,841	123,516	19,292	401,388
Administrator Class	1,714	36,409	4,175	87,094
Institutional Class	13,529	287,406	25,626	532,962

		2,385,523		5,845,168

Payment for shares redeemed
Class A	(766,680)	(16,054,839)	(2,125,163)	(44,280,111)
Class B	N/A	N/A	(34,601)[2]	(704,872)[2]
Class C	(230,386)	(4,815,524)	(568,843)	(11,910,983)
Administrator Class	(43,788)	(920,736)	(101,645)	(2,105,048)
Institutional Class	(243,881)	(5,103,328)	(379,011)	(7,884,279)

		(26,894,427)		(66,885,293)

Net decrease in net assets resulting from capital share transactions		(15,226,206)		(34,173,845)

Total increase (decrease) in net assets		9,796,934		(24,686,901)

Net assets
Beginning of period		365,026,844		389,713,745

End of period		$374,823,778		$365,026,844

[1]

Effective for all filings after November 4, 2018, the SEC prospectively eliminated the requirements to parenthetically disclose undistributed net investment income at the end of the period and to disaggregate distributions to shareholders between distributions from net investment income and distributions from realized gains. Undistributed net investment income at March 31, 2018 was $451,894. The disaggregated distributions information for the year ended March 31, 2018 is included in Note 7, Distributions to Shareholders, in the notes to the financial statements.

[2]	For the period from April 1, 2017 to May 5, 2017. Effective at the close of business on May 5, 2017, Class B shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Utility and Telecommunications Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2018 (unaudited)	Year ended March 31
CLASS A		2018	2017	2016	2015	2014
Net asset value, beginning of period	$20.46	$20.01	$18.70	$18.23	$17.71	$15.85
Net investment income	0.16	0.34	0.35	0.31	0.29	0.36
Net realized and unrealized gains (losses) on investments	1.44	0.47	1.30	0.45	0.57	1.84

Total from investment operations	1.60	0.81	1.65	0.76	0.86	2.20
Distributions to shareholders from
Net investment income	(0.15)	(0.36)	(0.34)	(0.29)	(0.34)	(0.34)
Net asset value, end of period	$21.91	$20.46	$20.01	$18.70	$18.23	$17.71
Total return[1]	7.85%	4.00%	8.87%	4.30%	4.82%	14.12%
Ratios to average net assets (annualized)
Gross expenses	1.19%	1.17%	1.18%	1.20%	1.22%	1.22%
Net expenses	1.14%	1.14%	1.14%	1.14%	1.14%	1.14%
Net investment income	1.54%	1.60%	1.79%	1.73%	1.57%	2.21%
Supplemental data
Portfolio turnover rate	8%	7%	22%	15%	29%	20%
Net assets, end of period (000s omitted)	$295,719	$287,047	$308,152	$315,238	$341,342	$350,029

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Utility and Telecommunications Fund	15

(For a share outstanding throughout each period)

	Six months ended September 30, 2018 (unaudited)	Year ended March 31
CLASS C		2018	2017	2016	2015	2014
Net asset value, beginning of period	$20.47	$20.01	$18.70	$18.25	$17.73	$15.86
Net investment income	0.06	0.13	0.16	0.17 [1]	0.15	0.24 [1]
Net realized and unrealized gains (losses) on investments	1.46	0.52	1.34	0.45	0.57	1.85

Total from investment operations	1.52	0.65	1.50	0.62	0.72	2.09
Distributions to shareholders from
Net investment income	(0.07)	(0.19)	(0.19)	(0.17)	(0.20)	(0.22)
Net asset value, end of period	$21.92	$20.47	$20.01	$18.70	$18.25	$17.73
Total return[2]	7.43%	3.24%	8.04%	3.49%	4.04%	13.31%
Ratios to average net assets (annualized)
Gross expenses	1.94%	1.92%	1.93%	1.95%	1.97%	1.97%
Net expenses	1.89%	1.89%	1.89%	1.89%	1.89%	1.89%
Net investment income	0.78%	0.86%	1.02%	0.99%	0.82%	1.46%
Supplemental data
Portfolio turnover rate	8%	7%	22%	15%	29%	20%
Net assets, end of period (000s omitted)	$40,402	$41,729	$51,123	$57,431	$63,632	$61,329

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Utility and Telecommunications Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2018 (unaudited)	Year ended March 31
ADMINISTRATOR CLASS		2018	2017	2016	2015	2014
Net asset value, beginning of period	$20.48	$20.03	$18.72	$18.25	$17.73	$15.86
Net investment income	0.18	0.37	0.38	0.34	0.33	0.40
Net realized and unrealized gains (losses) on investments	1.44	0.48	1.30	0.45	0.56	1.84

Total from investment operations	1.62	0.85	1.68	0.79	0.89	2.24
Distributions to shareholders from
Net investment income	(0.17)	(0.40)	(0.37)	(0.32)	(0.37)	(0.37)
Net asset value, end of period	$21.93	$20.48	$20.03	$18.72	$18.25	$17.73
Total return[1]	7.95%	4.21%	9.04%	4.49%	5.01%	14.41%
Ratios to average net assets (annualized)
Gross expenses	1.11%	1.09%	1.10%	1.09%	1.06%	1.04%
Net expenses	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Net investment income	1.73%	1.80%	1.93%	1.93%	1.79%	2.38%
Supplemental data
Portfolio turnover rate	8%	7%	22%	15%	29%	20%
Net assets, end of period (000s omitted)	$4,480	$4,702	$5,168	$6,740	$8,365	$9,383

[1]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Utility and Telecommunications Fund	17

(For a share outstanding throughout each period)

	Six months ended September 30, 2018 (unaudited)	Year ended March 31
INSTITUTIONAL CLASS		2018	2017	2016	2015	2014
Net asset value, beginning of period	$20.45	$20.00	$18.69	$18.23	$17.74	$15.87
Net investment income	0.20	0.42	0.42	0.36 [1]	0.35 [1]	0.42
Net realized and unrealized gains (losses) on investments	1.44	0.46	1.30	0.45	0.54	1.85

Total from investment operations	1.64	0.88	1.72	0.81	0.89	2.27
Distributions to shareholders from
Net investment income	(0.19)	(0.43)	(0.41)	(0.35)	(0.40)	(0.40)
Net asset value, end of period	$21.90	$20.45	$20.00	$18.69	$18.23	$17.74
Total return[2]	8.05%	4.38%	9.26%	4.63%	5.02%	14.58%
Ratios to average net assets (annualized)
Gross expenses	0.86%	0.84%	0.85%	0.84%	0.79%	0.79%
Net expenses	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%
Net investment income	1.90%	1.95%	2.18%	2.03%	1.89%	2.56%
Supplemental data
Portfolio turnover rate	8%	7%	22%	15%	29%	20%
Net assets, end of period (000s omitted)	$34,223	$31,548	$24,575	$15,295	$14,156	$10,325

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Utility and Telecommunications Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Wells Fargo Utility and Telecommunications Fund (the “Fund”) which is a non-diversified series of the Trust.

Effective at the close of business on May 5, 2017, Class B shares were converted to Class A shares and are no longer offered by the Fund. Information for Class B shares reflected in the financial statements represents activity through May 5, 2017.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On September 30, 2018, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of

Notes to financial statements (unaudited)	Wells Fargo Utility and Telecommunications Fund	19

securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund, if any, is included in income from affiliated securities on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income quarterly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the

20	Wells Fargo Utility and Telecommunications Fund	Notes to financial statements (unaudited)

Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of September 30, 2018, the aggregate cost of all investments for federal income tax purposes was $166,173,183 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$213,611,564
Gross unrealized losses	(5,338,167)
Net unrealized gains	$208,273,397

As of March 31, 2018, the Fund had capital loss carryforwards which consisted of $4,983,682 in short-term capital losses.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Communication services	$58,673,832	$0	$0	$58,673,832
Financials	1,432,187	0	0	1,432,187
Industrials	2,425,150	0	0	2,425,150
Information technology	61,672,250	0	0	61,672,250
Utilities	240,937,968	0	0	240,937,968

Preferred stocks
Utilities	3,543,000	0	0	3,543,000

Short-term investments
Investment companies	5,762,193	0	0	5,762,193
Total assets	$374,446,580	$0	$0	$374,446,580

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At September 30, 2018, the Fund did not have any transfers into/out of Level 3.

Notes to financial statements (unaudited)	Wells Fargo Utility and Telecommunications Fund	21

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.65% and declining to 0.48% as the average daily net assets of the Fund increase. For the six months ended September 30, 2018, the management fee was equivalent to an annual rate of 0.65% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Crow Point Partners, LLC, which is not an affiliate of Funds Management, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C	0.21%
Administrator Class, Institutional Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund level expenses on a proportionate basis and then from class specific expenses; otherwise, waivers and/or reimbursements are applied against class specific expenses before fund level expenses. Funds Management has committed through July 31, 2019 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.14% for Class A shares, 1.89% for Class C shares, 0.95% for Administrator Class shares, and 0.78% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended September 30, 2018, Funds Distributor received $4,321 from the sale of Class A. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended September 30, 2018.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

22	Wells Fargo Utility and Telecommunications Fund	Notes to financial statements (unaudited)

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended September 30, 2018 were $28,287,984 and $36,006,129, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended September 30, 2018, there were no borrowings by the Fund under the agreement.

7. DISTRIBUTIONS TO SHAREHOLDERS

Beginning October 2018, the Securities and Exchange Commission eliminated the requirement to separately state the components of distributions to shareholders. The amounts of distributions to shareholders for the year ended March 31, 2018 were as follows:

Net investment income
Class A	$5,216,624
Class C	426,300
Administrator Class	90,935
Institutional Class	572,093

8. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in utility and telecommunications companies and, therefore, may be more affected by changes in the utility and telecommunications sectors than would be a fund whose investments are not heavily weighted in any sector.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

10. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has early adopted the removal and modification disclosures, as permitted, and will adopt the additional new disclosures at the effective date.

Other information (unaudited)	Wells Fargo Utility and Telecommunications Fund	23

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

24	Wells Fargo Utility and Telecommunications Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 153 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2009	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

Other information (unaudited)	Wells Fargo Utility and Telecommunications Fund	25

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Fund complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	N/A
Pamela Wheelock (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently the Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

26	Wells Fargo Utility and Telecommunications Fund	Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
Alexander Kymn[3] (Born 1973)	Secretary, since 2018; Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 76 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 77 funds and Assistant Treasurer of 76 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

[3]	Alexander Kymn became the Secretary and Chief Legal Officer effective April 17, 2018.

Other information (unaudited)	Wells Fargo Utility and Telecommunications Fund	27

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Wells Fargo Utility and Telecommunications Fund

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 22-23, 2018 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Utility and Telecommunications Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Crow Point Partners, LLC (the “Sub-Adviser”). The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2018, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2018. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Wells Fargo Asset Management (“WFAM”), of which Funds Management is a part, a summary of investments made in the business of WFAM, a summary of certain organizational and personnel changes involving Funds Management, and a description of Funds Management’s and the Sub-Adviser’s business continuity planning programs and of their approaches to data privacy and cybersecurity. The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

28	Wells Fargo Utility and Telecommunications Fund	Other information (unaudited)

Fund investment performance and expenses

The Board considered the investment performance results for the Fund over various time periods ended December 31, 2017. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Class A) was higher than or in range of the average performance of the Universe for all periods under review. The Board also noted that the investment performance of the Fund was higher than its benchmark index, the S&P 500 Utilities Index, for the one-year period under review, but lower than its benchmark index for the three-, five- and ten-year periods under review. The Board noted the Fund’s outperformance relative to the Universe.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than or equal to the median net operating expense ratios of the expense Groups for each share class.

The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the other funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than, equal to, or in range of the sum of these average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. The Board considered this amount in comparison to the median amount retained by advisers to funds in a sub-advised expense universe that was determined by Broadridge to be similar to the Fund. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. The Board also considered that the sub-advisory fees paid to the Sub-Adviser had been negotiated by Funds Management on an arm’s length basis.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo & Co. (“Wells Fargo”) as a whole, from providing services to the Fund and the fund family as a whole. Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and recent enhancements made to the methodology. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. The Board did not consider profitability with respect to the Sub-Adviser, as the sub-advisory fees paid to the Sub-Adviser had been negotiated by Funds Management on an arm’s-length basis.

Other information (unaudited)	Wells Fargo Utility and Telecommunications Fund	29

Based on its review, the Board did not deem the profits reported by Funds Management, WFAM or Wells Fargo from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

The Board considered the extent to which Funds Management may experience economies of scale in the provision of management services, and the extent to which scale benefits, if any, would be shared with shareholders. In particular, the Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that in addition to management fee breakpoints, competitive management fee rates set at the outset without regard to breakpoints and fee waiver and expense reimbursement arrangements, as well as investments in the business intended to enhance services available to Fund shareholders, are means of sharing potential economies of scale with shareholders of the Fund.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management, the Sub-Adviser, and their affiliates as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and its affiliate from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management, the Sub-Adviser, and their affiliates were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

30	Wells Fargo Utility and Telecommunications Fund	Appendix A (unaudited)

SALES CHARGE REDUCTIONS AND WAIVERS FOR CERTAIN INTERMEDIARIES

Ameriprise

Effective June 1, 2018, shareholders purchasing Fund shares through an Ameriprise Financial platform or account will be eligible only for the following Class A load waivers (front-end sales charge waivers), which may differ from those disclosed elsewhere in the Fund’s prospectus or Statement of Additional Information.

Front-end Sales Load Waivers on Class A Shares Available at Ameriprise Financial

•

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

•	Shares purchased through an Ameriprise Financial investment advisory program (if an Advisory or similar share class for such investment advisory program is not available)

•

Shares purchased by third party investment advisors on behalf of their advisory clients through Ameriprise Financial’s platform (if an Advisory or similar share class for such investment advisory program is not available)

•	Shares purchased through reinvestment of distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the same fund family)

•

Shares exchanged from Class C shares of the same fund in the month of or following the 10-year anniversary of the purchase date. To the extent that the Fund’s prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that the Fund’s prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load-waived shares, that waiver will also apply to such exchanges.

•	Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members

•

Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement). Subject to the Fund’s policy regarding frequent purchases and redemptions of Fund shares, you may not be able to repurchase shares for the first 30 days after your redemption.

Automatic Exchange of Class C Shares Available at Ameriprise Financial

•	Class C shares will automatically exchange to Class A shares in the month of the 10-year anniversary of the purchase date.

Merrill Lynch

Effective April 10, 2017, shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s prospectus or Statement of Additional Information.

Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch

•

Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

•	Shares purchased by or through a 529 Plan

•	Shares purchased through a Merrill Lynch affiliated investment advisory program

Appendix A (unaudited)	Wells Fargo Utility and Telecommunications Fund	31
•	Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform

•	Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

•	Shares exchanged from Class C (i.e. level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date

•

Employees and registered representatives of Merrill Lynch or its affiliates and their family members, as defined by Merrill Lynch, which may differ from the definition of family member in the Fund’s prospectus.

•	Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in the Fund’s prospectus

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement). Subject to the Fund’s policy regarding frequent purchases and redemptions of Fund shares, you may not be able to repurchase shares for the first 30 days after your redemption.

CDSC Waivers on A, B and C Shares available at Merrill Lynch

•	Death or disability of the shareholder

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus

•	Return of excess contributions from an IRA Account

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70 1⁄2

•	Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch

•	Shares acquired through a right of reinstatement

•	Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms (applicable to A and C shares only)

Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent

•	Breakpoints as described in the Fund’s prospectus

•

Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

•	Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)

Morgan Stanley

Effective on or about July 1, 2018, shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following Class A load waivers (front-end sales charge waivers), which may differ from and be more limited than those disclosed in the Fund’s prospectus or Statement of Additional Information.

Front-end Sales Load Waivers on Class A Shares Available at Morgan Stanley

•

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

•	Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules

•	Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund

•	Shares purchased through a Morgan Stanley self-directed brokerage account

32	Wells Fargo Utility and Telecommunications Fund	Appendix A (unaudited)
•

Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are exchanged to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class exchange program.

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge. This waiver is subject to the Fund’s policy regarding frequent purchases and redemption of Fund shares, as discussed under “Account Information—Frequent Purchases and Redemptions of Fund Shares” in the Fund’s prospectus.

Raymond James & Associates, Inc., Raymond James Financial Services & Raymond James affiliates (“Raymond James”)

Effective on or about March 1, 2019, shareholders purchasing Fund shares through a Raymond James platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.

Front-end Sales Load Waivers on Class A shares Available at Raymond James

•	Shares purchased in an investment advisory program.

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

•	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

•

A shareholder in the fund’s Class C shares will have their shares automatically exchanged at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the exchange is in line with the policies and procedures of Raymond James.

CDSC Waivers on Class A and C Shares Available at Raymond James

•	Death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.

•	Return of excess contributions from an IRA Account.

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½ as described in the Fund’s prospectus.

•	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

•	Shares acquired through a right of reinstatement.

Front-end Load Discounts Available at Raymond James: Breakpoints, and/or Rights of Accumulation

•	Breakpoints as described in the Fund’s Prospectus.

•

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker/dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2018 Wells Fargo Funds Management, LLC. All rights reserved.

317304 11-18 SA318/SAR318 09-18

ITEM 2. CODE OF ETHICS

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

A Portfolio of Investments for each series of Wells Fargo Funds Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Andrew Owen

Andrew Owen
President

Date:	November 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:	/s/ Andrew Owen

Andrew Owen
President

Date:	November 26, 2018

By:	/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date:	November 26, 2018